UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07095

T. Rowe Price Summit Municipal Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Item 1. Schedule of Investments

Summit Municipal Funds	July 31, 2018

T. ROWE PRICE SUMMIT MUNICIPAL MONEY MARKET FUND

Unaudited

| Portfolio of Investments‡ (Amounts in 000s) | Par | $ Value |
|---|---|---|
| **NON-FINANCIAL COMPANY COMMERCIAL PAPER 29.8%** | | |
| California Dept. of Water Resources, Series 1, TECP, 1.48% 8/2/18 | 1,000 | 1,000 |
| California Dept. of Water Resources, Series 2, TECP, 1.44% 8/2/18 | 1,300 | 1,300 |
| California Dept. of Water Resources, Series 2, TECP, 1.45% 8/6/18 | 2,200 | 2,200 |
| California Dept. of Water Resources, Series 2, TECP, 1.47% 8/6/18 | 600 | 600 |
| California Ed. Fac., Stanford Univ., TECP, 1.60%, 3/29/19 | 2,200 | 2,200 |
| California Ed. Fac., Stanford Univ., Series S-3, TECP, 1.20% 8/6/18 | 500 | 500 |
| California Statewide CDA, Kaiser Permanente, Series 2008-C TECP, 1.40%, 11/7/18 | 775 | 775 |
| Curators of the Univ. of Missouri, Series A, TECP, 1.35% 10/4/18 | 2,100 | 2,100 |
| Curators of the Univ. of Missouri, Series A, TECP, 1.52% 10/3/18 | 750 | 750 |
| Garland Texas, Series 2015, TECP, 1.61%, 9/13/18 | 400 | 400 |
| Golden Gate Bridge Highway & Transportation Dist., Series B TECP, 1.26%, 8/2/18 | 1,000 | 1,000 |
| Harris County, Series C, GO, TECP, 1.40%, 8/2/18 | 4,500 | 4,500 |
| Harris County Cultural Ed. Fac., Houston Methodist Series 09-C2, TECP, 1.53% 8/23/18 | 1,300 | 1,300 |
| Indiana Univ., TECP, 1.48%, 8/20/18 | 350 | 350 |
| Jacksonville, Florida Health Mayo Clinic, Series 2016, TECP 1.27%, 9/5/18 | 450 | 450 |
| Maryland HHEFA, Johns Hopkins Univ., Series A, TECP, 1.33% 8/20/18 | 1,800 | 1,800 |
| Maryland HHEFA, Johns Hopkins Univ., Series A-1, TECP 1.33%, 8/15/18 | 100 | 100 |
| Maryland HHEFA, Johns Hopkins Univ., Series A-2, TECP 1.33%, 8/15/18 | 200 | 200 |
| Metropolitan Govt. Nashville & Davidson County, Tennessee Water & Sewer, Series A, TECP, 1.22%, 8/9/18 | 1,500 | 1,500 |

| | | |
|---|---|---|
| Montgomery County, Series 09-B, TECP, 1.13%, 8/9/18 | 500 | 500 |
| New York State Power Auth., Series 1, TECP, 1.14%, 8/16/18 | 300 | 300 |
| New York State Power Auth., Series 2, TECP, 1.26%, 8/2/18 | 4,000 | 4,000 |
| Ohio Higher Ed. Fac. Commission, Cleveland Clinic Health Series B-5, TECP, 1.22%, 9/19/18 | 375 | 375 |
| Port Auth. of New York/New Jersey, Series A, TECP, 1.42% 9/26/18 (1) | 1,000 | 1,000 |
| Sacramento California Municipal Utility Dist., Series K-1, TECP 1.48%, 9/27/18 | 350 | 350 |
| San Diego Public Fac. Fin. Auth., Series B, TECP, 1.47% 8/13/18 | 1,275 | 1,275 |
| Univ. of Michigan, Regents, Series K1, TECP, 1.30%, 9/6/18 | 1,100 | 1,100 |
| Univ. of Michigan, Regents, Series K1, TECP, 1.35%, 10/3/18 | 1,900 | 1,900 |
| Univ. of Minnesota, Series G, TECP, 1.60%, 8/21/18 | 1,000 | 1,000 |
| Univ. of Texas System, Series A, TECP, 1.52%, 8/1/18 | 1,350 | 1,350 |
| **Total Non-Financial Company Commercial Paper (Cost $36,175)** | | **36,175** |

## OTHER MUNICIPAL SECURITY 34.4%

| | | |
|---|---|---|
| Baltimore County, BAN, GO, 4.00%, 3/18/19 | 3,000 | 3,047 |
| Baltimore County, GO, 5.00%, 2/1/19 | 500 | 508 |
| Baltimore Water Revenue, Tender Option Bond Trust Receipts Series 2016-XM0391, VRTR, 0.98%, 8/7/18 (2) | 1,000 | 1,000 |
| California, GO, 5.00%, 10/1/18 | 535 | 538 |
| California HFFA, Sutter Health, Series B, 4.125%, 8/15/18 | 250 | 250 |
| Charleston County School Dist., Series A, BAN, GO, 2.50% 11/6/18 | 2,640 | 2,646 |
| Clark County, Tender Option Bond Trust Receipts Series 2017-ZF2486, GO, VRTR, 0.97%, 8/7/18 (2) | 750 | 750 |
| Colorado, General Fund, GO, TRAN, 5.00%, 6/26/19 | 750 | 773 |
| Colorado State Education Loan Program, Series A, GO, TRAN 4.00%, 6/27/19 | 750 | 766 |
| Fairfax County, Series A, GO, 2.00%, 10/1/18 | 2,660 | 2,663 |
| Franklin County, Trinity Health Credit Group, Series REMK, VR 1.80%, 8/1/18 | 1,400 | 1,400 |

| | | |
|---|---|---|
| Idaho, GO, TAN, 4.00%, 6/28/19 | 1,800 | 1,839 |
| JEA Electric System Revenue Bonds, Sub-Series A, 5.00% 10/1/18 | 100 | 101 |
| JEA Electric System Revenue Bonds, Sub-Series B, 5.00% 10/1/18 | 100 | 101 |
| Los Angeles, GO, TRAN, 4.00%, 6/27/19 | 3,550 | 3,627 |
| Massachusetts, Tender Option Bond Trust Receipts Series 2016-XM0221, GO, VRTR, 0.97%, 8/7/18 (2)(3) | 1,745 | 1,745 |
| Metropolitan Washington D.C. Airports Auth., Series B, 5.00% 10/1/18 (1) | 1,250 | 1,258 |
| Metropolitan Water Reclamation Dist. of Chicago, Tender Option Bond Trust Receipts, Series 2016-XF0336, GO, VRTR 1.01%, 8/7/18 (2) | 310 | 310 |
| Michigan Fin. Auth., Hosp. Revenue Bonds, Trinity Health Credit Group, Series MI-1, VR, 1.40%, 9/4/18 | 800 | 800 |
| Minnesota, Series E, GO, 4.00%, 10/1/18 | 100 | 100 |
| New York City Municipal Water Fin. Auth., Tender Option Bond Trust Receipts, Series 2015-XM0002, VRTR, 0.97%, 8/7/18 (2) | 1,000 | 1,000 |
| New York City Municipal Water Fin. Auth., Tender Option Bond Trust Receipts, Series 2017-XF0588, VRTR, 0.97%, 8/7/18 (2) | 700 | 700 |
| Ohio, Common Schools, Series A, GO, 5.00%, 9/15/18 | 120 | 121 |
| Ohio, Infrastructure Improvement, Series B, GO, 5.00%, 9/1/18 | 400 | 401 |
| Oregon, Series A, GO, TAN, 5.00%, 9/28/18 | 800 | 805 |
| Providence St. Joseph Health, Tender Option Bond Trust Receipts, Series 2018-XF2527, VRTR, 0.97%, 8/7/18 (2) | 225 | 225 |
| Rochester Health Care Fac., Mayo Clinic, Series A, VR, 4.00% 11/15/18 | 380 | 389 |
| Salt River Project Agricultural Improvement & Power Dist. Tender Option Bond Trust Receipts, Series 2015-XM0009 VRTR, 0.97%, 8/2/18 (2) | 1,000 | 1,000 |
| Salt River Project Agricultural Improvement & Power Dist. Tender Option Bond Trust Receipts, Series 2015-ZM0125 VRTR, 0.97%, 8/7/18 (2) | 750 | 750 |
| Seattle Children's Hosp., Tender Option Bond Trust Receipts Series 2017-XG0116, VRTR, 0.97%, 8/7/18 (2) | 500 | 500 |
| South Carolina Assoc. of Gov't. Organizations, COP, 3.00% 4/15/19 | 1,000 | 1,010 |

| | | |
|---|---|---|
| Tarrant County Cultural Ed. Fac. Fin. Corp., Scott & White Healthcare, 5.00%, 8/15/18 | 100 | 100 |
| Texas, GO, TRAN, 4.00%, 8/30/18 | 5,100 | 5,110 |
| Univ. of Chicago, Tender Option Bond Receipts Series 2017-XM0492, VRTR, 0.97%, 8/7/18 (2) | 1,400 | 1,400 |
| Wells Fargo Stage Trust, Series 83C, GO, VR, 1.29% 9/19/18 (1)(2) | 3,000 | 3,000 |
| Wichita, Series 290, GO, 1.75%, 4/13/19 | 1,000 | 1,000 |
| **Total Other Municipal Security (Cost $41,733)** | | **41,733** |

## VARIABLE RATE DEMAND NOTES 37.0%

| | | |
|---|---|---|
| Alaska Housing Fin. Corp., Series A, VRDN, 1.50%, 8/1/18 (1) | 200 | 200 |
| Allen County Hosp. Fac., Catholic Health Partners, Series B VRDN, 0.97%, 8/1/18 | 1,000 | 1,000 |
| Carroll County Environmental Utilities, Series A, VRDN, 0.97% 8/7/18 (1) | 1,000 | 1,000 |
| Chicago Midway Airport, Series C-2, VRDN, 0.98%, 8/7/18 (1) | 925 | 925 |
| Clark County Airport Improvement, Series B-2, VRDN, 0.95% 8/1/18 (1) | 1,000 | 1,000 |
| Colorado Housing Fin. Auth., Multi-family, Series B-2, VRDN 1.00%, 8/1/18 (1) | 1,705 | 1,705 |
| Colorado Housing Fin. Auth., Single Family, Class 1, Series B-3 VRDN, 1.00%, 8/1/18 (1) | 2,000 | 2,000 |
| Colorado Housing Fin. Auth., Single Family, Series B-3, VRDN 0.96%, 8/1/18 | 1,100 | 1,100 |
| DFW Int'l. Airport, UPS of America, VRDN, 1.48%, 8/1/18 (1) | 1,250 | 1,250 |
| Harris County Cultural Ed. Fac. Fin. Corp., Memorial Hermann Health System, Series C-1, VRDN, 0.93%, 8/1/18 | 1,235 | 1,235 |
| Houston, Combined Utility, Series B-3, VRDN, 0.92%, 8/7/18 | 1,000 | 1,000 |
| Houston, Combined Utility, Series B-6, VRDN, 0.92%, 8/7/18 | 1,625 | 1,625 |
| Illinois State Toll Highway Auth., Series A-2B, VRDN, 0.90% 8/7/18 | 1,300 | 1,300 |
| Louisville & Jefferson County Regional Airport Auth. UPS Worldwide Forwarding Series B, VRDN, 1.54%, 8/1/18 (1) | 2,100 | 2,100 |
| Maryland CDA, Charles Landing South Apartments, Multi-Family Series B, VRDN, 0.98%, 8/7/18 (1) | 2,000 | 2,000 |

| | | |
|---|---|---|
| Wisconsin Housing & Economic Dev. Auth., Single Family Home Ownership, Series E, VRDN, 1.00%, 8/1/18 (1) | 4,015 | 4,015 |
| **Total Variable Rate Demand Notes (Cost $45,005)** | | **45,005** |
| | | |
| **Total Investments in Securities** | | |
| **101.2% of Net Assets (Cost $122,913)** | | **$ 122,913** |

‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers – total value of such securities at July 31, 2018 amounts to $12,380 and represents 10.2% of net assets.
(3) Insured by AMBAC Assurance Corporation
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
COP Certificate of Participation
GO General Obligation
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
PCR Pollution Control Revenue
TAN Tax Anticipation Note
TECP Tax-Exempt Commercial Paper; the tax exempt nature of income will not pass to the fund's shareholders.
TRAN Tax Revenue Anticipation Note
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is the date principal can be demanded. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.
VRTR Variable Rate Trust Receipt is a synthetic variable rate instrument which entitles the holder to sell the security to the issuer or its agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end; and maturity date shown is the date principal can be demanded. Certain VRTR rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL MONEY MARKET FUND
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Money Market Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income exempt from federal income taxes. The Fund intends to operate as a retail money market fund and has the ability to impose liquidity fees on redemptions and/or temporarily suspend redemptions.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying Portfolio of Investments may differ from the value ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures, including the comparison of amortized cost to market-based value, and approves all fair value determinations.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. On July 31, 2018, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

Unaudited

| Portfolio of Investments‡ (Amounts in 000s) | Par | $ Value |
|---|---|---|
| **MUNICIPAL SECURITIES 99.5%** | | |
| **Alabama 0.7%** | | |
| Health Care Auth. for Baptist Health, Series D, 5.00%, 11/15/18 | 1,685 | 1,690 |
| Southeast Alabama Gas Supply District, Series A, VRDN, 4.00%, 6/1/49 (Tender 6/1/24) (1) | 34,015 | 36,175 |
| Univ. of Alabama Board of Trustees, Birmingham Hosp., Series A, 5.75%, 9/1/22 (Prerefunded 9/1/18) (1) | 4,000 | 4,014 |
| | | 41,879 |
| **Alaska 0.2%** | | |
| Alaska Housing Finance, Series B, 5.00%, 12/1/31 (2) | 8,325 | 9,694 |
| | | 9,694 |
| **Arizona 1.9%** | | |
| Arizona HFA, Banner Health, Series A, 5.00%, 1/1/23 | 1,430 | 1,605 |
| Maricopa County IDA, Banner Health, Series A, 5.00%, 1/1/32 | 10,465 | 12,028 |
| Maricopa County IDA, Banner Health, Series C, VRDN, 5.00%, 1/1/48 (Tender 10/18/24) | 12,145 | 13,919 |
| Peoria IDA, Sierra Winds Life Care Community, 5.00%, 11/15/24 | 2,020 | 2,121 |
| Peoria IDA, Sierra Winds Life Care Community, Series A, 5.00%, 11/15/19 | 1,175 | 1,196 |
| Peoria IDA, Sierra Winds Life Care Community, Series A, 5.25%, 11/15/29 | 2,110 | 2,143 |
| Phoenix Civic Improvement, Excise Tax, Series B, 5.00%, 7/1/24 | 7,075 | 8,185 |
| Phoenix Civic Improvement, Sky Harbor Int'l Airport, Series A, 5.00%, 7/1/23 (3) | 1,000 | 1,124 |
| Phoenix Civic Improvement, Sky Harbor Int'l Airport, Series A, 5.00%, 7/1/24 (3) | 1,300 | 1,479 |
| Phoenix Civic Improvement, Sky Harbor Int'l Airport, Series A, 5.00%, 7/1/25 (3) | 2,195 | 2,517 |
| Phoenix Civic Improvement, Sky Harbor Int'l Airport, Series A, 5.00%, 7/1/29 (Prerefunded 7/1/20) (1) | 6,120 | 6,500 |

| | | |
|---|---|---|
| Phoenix Civic Improvement, Sky Harbor Int'l Airport, Series B, GO, 5.00%, 7/1/30 | 1,500 | 1,750 |
| Phoenix Civic Improvement, Sky Harbor Int'l Airport, Series B, GO, 5.00%, 7/1/31 | 4,175 | 4,852 |
| Phoenix Civic Improvement, Sky Harbor Int'l Airport, Series B, GO, 5.00%, 7/1/32 | 1,275 | 1,476 |
| Phoenix Civic Improvement, Sky Harbor Int'l Airport, Series B, GO, 5.00%, 7/1/33 | 3,060 | 3,530 |
| Phoenix Civic Improvement, Sky Harbor Int'l Airport, Series B, GO, 5.00%, 7/1/34 | 1,690 | 1,945 |
| Phoenix IDA, Downtown Phoenix Student Housing, Series 2018A, 5.00%, 7/1/23 | 75 | 83 |
| Phoenix IDA, Downtown Phoenix Student Housing, Series 2018A, 5.00%, 7/1/24 | 200 | 223 |
| Phoenix IDA, Downtown Phoenix Student Housing, Series 2018A, 5.00%, 7/1/25 | 300 | 337 |
| Phoenix IDA, Downtown Phoenix Student Housing, Series 2018A, 5.00%, 7/1/26 | 250 | 283 |
| Phoenix IDA, Downtown Phoenix Student Housing, Series 2018A, 5.00%, 7/1/27 | 300 | 341 |
| Phoenix IDA, Downtown Phoenix Student Housing, Series 2018A, 5.00%, 7/1/28 | 250 | 285 |
| Phoenix IDA, Downtown Phoenix Student Housing, Series 2018A, 5.00%, 7/1/29 | 350 | 397 |
| Phoenix IDA, Downtown Phoenix Student Housing, Series 2018A, 5.00%, 7/1/30 | 350 | 396 |
| Phoenix IDA, Downtown Phoenix Student Housing, Series 2018A, 5.00%, 7/1/31 | 400 | 450 |
| Phoenix IDA, Downtown Phoenix Student Housing, Series 2018A, 5.00%, 7/1/32 | 400 | 448 |
| Phoenix IDA, Downtown Phoenix Student Housing, Series 2018A, 5.00%, 7/1/33 | 300 | 335 |
| Salt River Agricultural Improvement & Power Dist., Series A, 5.00%, 1/1/26 | 2,500 | 2,952 |
| Salt River Agricultural Improvement & Power Dist., Series A, 5.00%, 1/1/30 | 10,000 | 11,795 |
| Salt River Agricultural Improvement & Power Dist., Series A, 5.00%, 1/1/31 | 3,000 | 3,573 |

| | | |
|---|---|---|
| Salt River Agricultural Improvement & Power Dist., Series A, 5.00%, 1/1/31 | 12,990 | 15,268 |
| Salt River Agricultural Improvement & Power Dist., Series A, 5.00%, 1/1/32 | 2,000 | 2,369 |
| Salt River Agricultural Improvement & Power Dist., Series A, 5.00%, 1/1/33 | 2,000 | 2,360 |
| | | 108,265 |

**California 9.6%**

| | | |
|---|---|---|
| ABAG Fin. Auth. for Nonprofit, Sharp Healthcare, Series A, 5.00%, 8/1/31 | 1,000 | 1,110 |
| ABAG Fin. Auth. for Nonprofit, Sharp Healthcare, Series A, 5.00%, 8/1/33 | 2,000 | 2,209 |
| Bay Area Toll Auth., San Francisco Bay Area, 5.00%, 4/1/26 | 18,165 | 20,237 |
| Bay Area Toll Auth., San Francisco Bay Area, 5.00%, 4/1/28 | 9,875 | 10,972 |
| Bay Area Toll Auth., San Francisco Bay Area, Series F-1, 5.00%, 4/1/25 (Prerefunded 4/1/19) (1) | 4,495 | 4,607 |
| Bay Area Toll Auth., San Francisco Bay Area, Series F-1, 5.25%, 4/1/26 (Prerefunded 4/1/19) (1) | 6,590 | 6,765 |
| California, Economic Recovery, Series A, 5.00%, 7/1/20 (Prerefunded 7/1/19) (1) | 3,500 | 3,617 |
| California, Economic Recovery, Unfunded Balance, Series A, 5.25%, 7/1/21 (Prerefunded 7/1/19) (1) | 5,015 | 5,194 |
| California, Various Purpose, GO, 4.00%, 9/1/35 | 5,000 | 5,316 |
| California, Various Purpose, GO, 5.00%, 8/1/20 | 20,000 | 21,385 |
| California, Various Purpose, GO, 5.00%, 8/1/24 | 5,275 | 6,168 |
| California, Various Purpose, GO, 5.00%, 8/1/24 | 1,685 | 1,970 |
| California, Various Purpose, GO, 5.00%, 10/1/26 | 16,565 | 18,735 |
| California, Various Purpose, GO, 5.00%, 10/1/27 | 18,140 | 20,457 |
| California, Various Purpose, GO, 5.00%, 11/1/27 | 20,000 | 22,845 |
| California, Various Purpose, GO, 5.00%, 9/1/28 | 8,800 | 10,457 |
| California, Various Purpose, GO, 5.00%, 10/1/29 | 13,950 | 16,068 |
| California, Various Purpose, GO, 5.00%, 8/1/30 | 4,000 | 4,672 |
| California, Various Purpose, GO, 5.00%, 8/1/33 | 15,000 | 17,713 |

| | | |
|---|---|---|
| California, Various Purpose, GO, 5.25%, 3/1/23 | 6,000 | 6,339 |
| California, Various Purpose, Series C, GO, 5.00%, 8/1/30 | 8,000 | 9,429 |
| California Dept. of Water Resources, Central Valley, Series AW, 5.00%, 12/1/31 | 7,000 | 8,338 |
| California Dept. of Water Resources & Power Supply, Series O, 5.00%, 5/1/22 | 5,000 | 5,614 |
| California GO, Various Purpose, GO, 5.00%, 8/1/35 | 9,875 | 11,189 |
| California HFA, Memorial Health Servces, Series A, 5.00%, 10/1/19 | 1,000 | 1,041 |
| California HFA, Memorial Health Servces, Series A, 5.00%, 10/1/20 | 1,000 | 1,074 |
| California HFA, Sutter Health, Series A, 5.00%, 11/15/32 | 560 | 658 |
| California HFA, Sutter Health, Series A, 5.00%, 11/15/33 | 2,075 | 2,424 |
| California HFA, Sutter Health, Series A, 5.00%, 11/15/34 | 2,500 | 2,907 |
| California HFA, Sutter Health, Series A, 5.00%, 11/15/35 | 9,380 | 10,705 |
| California HFA, Sutter Health, Series D, 5.25%, 8/15/31 | 4,000 | 4,412 |
| California Municipal Fin. Auth., Caritas Affordable Housing, Series A, 5.00%, 8/15/30 | 1,000 | 1,101 |
| California Public Works Board, Judicial Council, Series A, 5.00%, 3/1/27 | 1,350 | 1,514 |
| California Public Works Board, Judicial Council, Series A, 5.00%, 3/1/28 | 1,660 | 1,858 |
| California Statewide CDA, Huntington Memorial Hosp., Series B, 5.00%, 7/1/32 | 3,000 | 3,326 |
| California Statewide CDA, Huntington Memorial Hosp., Series B, 5.00%, 7/1/33 | 2,380 | 2,629 |
| California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.00%, 12/1/25 (4) | 2,265 | 2,529 |
| California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.00%, 12/1/28 (4) | 4,235 | 4,636 |
| California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.00%, 12/1/29 (4) | 3,000 | 3,265 |
| California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.00%, 12/1/30 (4) | 6,875 | 7,443 |
| California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.00%, 12/1/31 (4) | 4,275 | 4,619 |

| | | |
|---|---|---|
| California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.25%, 12/1/29 | 2,380 | 2,613 |
| California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.25%, 12/1/34 | 10,830 | 11,750 |
| Los Angeles Airport, Series D, 5.00%, 5/15/25 | 3,390 | 3,600 |
| Los Angeles Airport, Series D, 5.25%, 5/15/27 | 11,240 | 11,988 |
| Los Angeles Dept. of Water & Power, Series A, 5.00%, 7/1/21 | 2,800 | 3,078 |
| Los Angeles Dept. of Water & Power, Series A, 5.00%, 7/1/27 | 90 | 101 |
| Los Angeles Dept. of Water & Power, Series A, 5.00%, 7/1/29 | 15,735 | 17,918 |
| Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/34 | 5,000 | 5,783 |
| Los Angeles Metro Transportation Auth., Refunding, Series A, 5.00%, 7/1/33 | 21,790 | 25,926 |
| Los Angeles Metro Transportation Auth., Refunding, Series A, 5.00%, 7/1/34 | 23,360 | 27,692 |
| Los Angeles Municipal Improvement, Series A, 5.00%, 3/1/20 | 6,100 | 6,438 |
| Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M USD LIBOR + 0.72%, 2.286%, 7/1/27 | 2,000 | 1,958 |
| San Buenaventura, Community Memorial Health, 6.00%, 12/1/19 | 2,220 | 2,329 |
| San Buenaventura, Community Memorial Health, 6.25%, 12/1/20 | 2,000 | 2,175 |
| San Buenaventura, Community Memorial Health, 6.50%, 12/1/22 | 2,620 | 2,937 |
| San Francisco City & County Int'l. Airport, Series 2018A, 5.00%, 5/1/21 (3) | 2,550 | 2,759 |
| San Francisco City & County Int'l. Airport, Series 2018A, 5.00%, 5/1/22 (3) | 2,600 | 2,871 |
| San Francisco City & County Int'l. Airport, Series 2018A, 5.00%, 5/1/23 (3) | 1,975 | 2,221 |
| San Francisco City & County Int'l. Airport, Series D, 5.00%, 5/1/21 (3) | 7,800 | 8,440 |
| San Francisco City & County Int'l. Airport, Series D, 5.00%, 5/1/23 (3) | 1,975 | 2,221 |
| San Francisco City & County Int'l. Airport, Series E, 5.50%, 5/1/25 | 9,200 | 9,488 |
| San Francisco City & County Int'l. Airport, Gov't Purpose, Series C, 5.00%, 5/1/23 (Prerefunded 5/1/20) (1) | 6,835 | 7,244 |

| | | |
|---|---|---|
| San Francisco City & County Int'l. Airport, Gov't Purpose, Unrefunded Balance, Series C, 5.00%, 5/1/23 | 9,165 | 9,709 |
| San Francisco City & County Int'l. Airport, Gov't. Purpose, Series C, 5.00%, 5/1/22 (Prerefunded 5/1/20) (1) | 3,845 | 4,075 |
| San Francisco City & County Int'l. Airport, Gov't. Purpose, Unrefunded Balance, Series C, 5.00%, 5/1/22 | 5,155 | 5,463 |
| San Fransisco Community College Dist., GO, 5.00%, 6/15/29 | 905 | 1,056 |
| San Fransisco Community College Dist., GO, 5.00%, 6/15/30 | 3,000 | 3,497 |
| San Fransisco Community College Dist., GO, 5.00%, 6/15/31 | 4,060 | 4,728 |
| San Jose Airport, Series C, 5.00%, 3/1/28 | 1,750 | 2,003 |
| San Jose Airport, Series C, 5.00%, 3/1/29 | 2,000 | 2,285 |
| Southern California Public Power Auth., Series A, 5.00%, 7/1/23 (Prerefunded 1/1/19) (1) | 2,960 | 3,006 |
| Southern California Public Power Auth., Unrefunded, Series A, 5.00%, 7/1/23 | 330 | 335 |
| Univ. of California Regents, Series A1, 5.00%, 5/15/32 | 13,500 | 15,208 |
| Univ. of California Regents, Series G, 5.00%, 5/15/30 (Prerefunded 5/15/22) (1) | 3,540 | 3,967 |
| Univ. of California Regents, Series G, 5.00%, 5/15/30 | 4,260 | 4,724 |
| Univ. of California Regents, Series G, 5.00%, 5/15/32 (Prerefunded 5/15/22) (1) | 2,795 | 3,132 |
| Univ. of California Regents, Series G, 5.00%, 5/15/32 | 3,205 | 3,542 |
| Univ. of California Regents, Series G, 5.00%, 5/15/37 (Prerefunded 5/15/22) (1) | 10,010 | 11,216 |
| Univ. of California Regents, Series G, 5.00%, 5/15/37 | 10,075 | 11,059 |
| | | 548,082 |

**Colorado 1.2%**

| | | |
|---|---|---|
| Colorado HFA, Catholic Health Initiatives, Series A, 5.00%, 7/1/19 | 10,485 | 10,765 |
| Colorado HFA, Catholic Health Initiatives, Series B-1, 5.00%, 7/1/30 | 4,045 | 4,326 |
| Denver City & County Airport, Series A, 5.00%, 11/15/22 | 3,500 | 3,745 |
| Denver City & County Airport, Series A, 5.25%, 11/15/23 (3) | 2,245 | 2,457 |
| Denver City & County Airport, Series A, 5.25%, 11/15/27 | 5,560 | 5,817 |

| | | |
|---|---|---|
| Denver City & County Airport, Series B, 5.00%, 11/15/29 | 2,945 | 3,249 |
| Denver City & County Airport, Series B, 5.00%, 11/15/30 | 4,025 | 4,437 |
| Denver City & County Airport, Series B, 5.25%, 11/15/28 | 3,000 | 3,416 |
| Denver City & County Airport, United Airlines, 5.00%, 10/1/32 (3) | 15,690 | 16,815 |
| Denver Convention Center Hotel Auth., 5.00%, 12/1/30 | 2,000 | 2,251 |
| E-470 Public Toll Highway, Series A, FRN, 67% of 1M USD LIBOR + 0.90%, 2.283%, 9/1/39 (Tender 9/1/19) | 3,175 | 3,185 |
| E-470 Public Toll Highway, Series B, FRN, 67% of 1M USD LIBOR + 1.05%, 2.438%, 9/1/39 (Tender 9/1/21) | 3,575 | 3,616 |
| Regional Transportation Dist., Fastracks, Series A, 5.00%, 11/1/29 | 3,875 | 4,309 |
| Univ. of Colorado, Sereies A, 5.50%, 6/1/24 (Prerefunded 6/1/19) (1) | 1,000 | 1,033 |
| | | 69,421 |

**Connecticut 0.4%**

| | | |
|---|---|---|
| Connecticut Special Tax Obligation, Transportation Infrastructure, Series A, 5.00%, 10/1/29 | 10,000 | 10,960 |
| Connecticut Special Tax Obligation, Transportation Infrastructure, Series A, 5.00%, 1/1/32 | 10,000 | 11,280 |
| Mashantucket Western Pequot Tribe, 6.05%, (PIK) 7/1/31 (5)(6) | 360 | 11 |
| | | 22,251 |

**Delaware 0.1%**

| | | |
|---|---|---|
| Delaware, Series A, GO, 5.00%, 2/1/31 | 3,915 | 4,701 |
| Delaware, Series A, GO, 5.00%, 2/1/32 | 3,000 | 3,586 |
| | | 8,287 |

**District of Columbia 2.7%**

| | | |
|---|---|---|
| District of Columbia, Series A, GO, 5.00%, 6/1/30 | 750 | 861 |
| District of Columbia, Series A, GO, 5.00%, 6/1/31 | 5,000 | 5,723 |
| District of Columbia, Series A, GO, 5.00%, 6/1/34 | 4,965 | 5,694 |
| District of Columbia, Series A, GO, 5.00%, 6/1/36 | 9,550 | 11,030 |

| | | |
|---|---|---|
| District of Columbia, Series B, GO, 5.25%, 6/1/19 (7) | 3,140 | 3,238 |
| District of Columbia, Series D, GO, 5.00%, 6/1/29 | 4,365 | 5,164 |
| District of Columbia, Series D, GO, 5.00%, 6/1/32 | 10,000 | 11,693 |
| District of Columbia, Georgetown University, 5.00%, 4/1/33 | 3,000 | 3,440 |
| District of Columbia, Georgetown University, 5.00%, 4/1/34 | 1,800 | 2,058 |
| District of Columbia, Georgetown University, 5.00%, 4/1/35 | 2,000 | 2,280 |
| District of Columbia, Income Tax, Series A, GO, 5.00%, 12/1/21 | 3,375 | 3,718 |
| Metropolitan Washington Airports Auth., Series 2010A, 5.00%, 10/1/29 | 6,250 | 6,661 |
| Metropolitan Washington Airports Auth., Series 2012A, 5.00%, 10/1/31 (3) | 3,555 | 3,885 |
| Metropolitan Washington Airports Auth., Series 2016A, 5.00%, 10/1/31 (3) | 13,000 | 14,809 |
| Metropolitan Washington Airports Auth., Series 2018A, 5.00%, 10/1/29 (3) | 4,150 | 4,916 |
| Metropolitan Washington Airports Auth., Series 2018A, 5.00%, 10/1/31 (3) | 4,675 | 5,462 |
| Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/23 | 6,000 | 6,412 |
| Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/30 (3) | 3,285 | 3,850 |
| Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/34 (3) | 7,350 | 8,305 |
| Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/35 (3) | 7,000 | 7,883 |
| Metropolitan Washington Airports Auth., Series B, 5.00%, 10/1/23 | 5,000 | 5,190 |
| Metropolitan Washington Airports Auth., Series B, 5.00%, 10/1/30 (3) | 9,780 | 11,073 |
| Washington D.C. Convention & Sports Auth., Hotel Tax, Series A, 5.00%, 10/1/28 | 5,000 | 5,906 |
| Washington D.C. Convention & Sports Auth., Hotel Tax, Series A, 5.00%, 10/1/29 | 6,000 | 7,066 |
| Washington D.C. Convention & Sports Auth., Hotel Tax, Series A, 5.00%, 10/1/30 | 2,800 | 3,282 |
| Washington Metropolitan Area Transit Auth., Series A, 5.25%, 7/1/20 (Prerefunded 7/1/19) (1) | 1,000 | 1,034 |

| | | |
|---|---|---|
| Washington Metropolitan Area Transit Auth., Series A, 5.25%, 7/1/22 (Prerefunded 7/1/19) (1) | 2,500 | 2,585 |
| Washington Metropolitan Area Transit Auth., Series A, 5.25%, 7/1/26 (Prerefunded 7/1/19) (1) | 1,000 | 1,034 |
| | | 154,252 |

**Florida 9.1%**

| | | |
|---|---|---|
| Alachua County HFA, Shands Teaching Hosp. and Clinics, Series B, 5.00%, 12/1/34 | 12,380 | 13,566 |
| Brevard County HFA, Health First, 5.00%, 4/1/23 | 450 | 503 |
| Brevard County HFA, Health First, 5.00%, 4/1/27 | 1,945 | 2,187 |
| Brevard County HFA, Health First, 5.00%, 4/1/29 | 750 | 835 |
| Brevard County HFA, Health First, 5.00%, 4/1/30 | 3,285 | 3,641 |
| Brevard County HFA, Health First, 5.00%, 4/1/31 | 4,490 | 4,957 |
| Brevard County HFA, Health First, 5.00%, 4/1/33 | 2,845 | 3,114 |
| Brevard County HFA, Health First, 5.00%, 4/1/39 | 9,855 | 10,650 |
| Broward County Airport, 5.00%, 10/1/26 (3) | 1,500 | 1,742 |
| Broward County Airport, 5.00%, 10/1/27 (3) | 1,250 | 1,460 |
| Broward County Airport, 5.00%, 10/1/29 (3) | 2,250 | 2,604 |
| Broward County Airport, 5.00%, 10/1/30 (3) | 1,250 | 1,441 |
| Broward County Airport, 5.00%, 10/1/31 (3) | 1,500 | 1,722 |
| Broward County Airport, 5.00%, 10/1/32 (3) | 1,815 | 2,074 |
| Broward County Airport, 5.00%, 10/1/33 (3) | 1,250 | 1,424 |
| Broward County Airport, 5.00%, 10/1/34 (3) | 1,000 | 1,137 |
| Broward County Airport, Series A, 5.25%, 10/1/29 (3) | 1,650 | 1,846 |
| Broward County Airport, Series P2, 5.00%, 10/1/25 | 3,700 | 4,107 |
| Broward County Airport, Series P2, 5.00%, 10/1/26 | 2,885 | 3,196 |
| Broward County Airport, Series Q1, 5.00%, 10/1/28 | 5,090 | 5,618 |
| Broward County Airport, Series Q2, 5.00%, 10/1/27 (3) | 2,000 | 2,195 |
| Broward County Water & Sewer Utility, Series B, 5.00%, 10/1/19 | 7,000 | 7,281 |
| Central Florida Expressway Auth., Series A, 5.00%, 7/1/30 | 16,915 | 19,566 |

| | | |
|---|---|---|
| Florida Board of Ed., Capital Outlay, Series C, GO, 5.00%, 6/1/21 | 8,375 | 9,118 |
| Florida Board of Ed., Capital Outlay, Series C, GO, 5.00%, 6/1/28 | 10,720 | 11,858 |
| Florida Board of Ed., Capital Outlay, Series C, GO, 5.00%, 6/1/29 | 4,965 | 5,895 |
| Florida Board of Ed., Capital Outlay, Series E, GO, 5.00%, 6/1/27 | 6,175 | 6,689 |
| Florida Board of Ed., Lottery Revenue, Series A, 5.00%, 7/1/19 | 2,000 | 2,063 |
| Florida Board of Ed., Lottery Revenue, Series A, 5.00%, 7/1/23 | 10,000 | 11,387 |
| Florida Dept. of Environmental Protection, Forever Revenue, Series B, 5.00%, 7/1/19 | 5,005 | 5,161 |
| Florida Dept. of Environmental Protection, Forever Revenue, Series B, 5.00%, 7/1/22 | 10,500 | 11,403 |
| Florida DOT, Series A, 5.00%, 7/1/22 (Prerefunded 7/1/19) (1) | 16,710 | 17,405 |
| Florida Municipal Power Agency, All Requirements, Series A, 5.00%, 10/1/31 | 7,325 | 8,430 |
| Florida Municipal Power Agency, All Requirements, Series A, 5.25%, 10/1/20 (Prerefunded 10/1/18) (1) | 2,870 | 2,889 |
| Florida Municipal Power Agency, All Requirements, Series A, 5.25%, 10/1/20 (Prerefunded 10/1/18) (1) | 505 | 508 |
| Florida Municipal Power Agency, All Requirements, Series A, 5.25%, 10/1/22 (Prerefunded 10/1/18) (1) | 5,210 | 5,244 |
| Florida Municipal Power Agency, All Requirements, Series A, 5.25%, 10/1/22 (Prerefunded 10/1/18) (1) | 920 | 926 |
| Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/34 (3) | 3,000 | 3,400 |
| Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/35 (3) | 6,500 | 7,345 |
| Hillsborough County Aviation Auth., Tampa Int'l Airport, Series A, 5.00%, 10/1/23 (3) | 1,480 | 1,674 |
| Hillsborough County Aviation Auth., Tampa Int'l Airport, Series B, 5.00%, 10/1/33 | 5,160 | 5,771 |
| Hillsborough County Aviation Auth., Tampa Int'l Airport, Series B, 5.00%, 10/1/34 | 3,090 | 3,452 |
| Jacksonville, Better Jacksonville Sales Tax, 5.00%, 10/1/18 | 1,800 | 1,811 |
| Jacksonville, Better Jacksonville Sales Tax, 5.00%, 10/1/21 | 4,950 | 5,416 |
| Jacksonville, Better Jacksonville Sales Tax, Series A, 5.00%, 10/1/30 | 5,000 | 5,491 |

| | | |
|---|---|---|
| JEA Electric System Revenue, Series B, 4.00%, 10/1/18 | 1,000 | 1,004 |
| Miami-Dade County Aviation, 5.00%, 10/1/27 (3) | 2,250 | 2,549 |
| Miami-Dade County Aviation, Series A, 5.00%, 10/1/23 (3) | 9,000 | 9,963 |
| Miami-Dade County Aviation, Series A, 5.00%, 10/1/24 (3) | 10,000 | 11,028 |
| Miami-Dade County Aviation, Series A, 5.00%, 10/1/26 (3) | 5,000 | 5,487 |
| Miami-Dade County Aviation, Series A, 5.00%, 10/1/30 (3) | 6,950 | 7,818 |
| Miami-Dade County Aviation, Series A, 5.00%, 10/1/32 (3) | 9,590 | 10,742 |
| Miami-Dade County Aviation, Series A, 5.00%, 10/1/38 (3) | 5,930 | 6,521 |
| Miami-Dade County Aviation, Series A, 5.75%, 10/1/24 | 5,085 | 5,322 |
| Miami-Dade County Aviation, Series A, 5.75%, 10/1/26 (Prerefunded 10/1/19) (1) | 100 | 105 |
| Miami-Dade County Aviation, Series B, 5.00%, 10/1/25 | 3,000 | 3,329 |
| Miami-Dade County Aviation, Series B, 5.00%, 10/1/26 | 12,420 | 13,760 |
| Miami-Dade County Aviation, Series B, 5.00%, 10/1/27 | 4,980 | 5,513 |
| Miami-Dade County EFA, Univ. of Miami, Series B, 5.25%, 4/1/20 (8) | 4,610 | 4,875 |
| Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/33 | 3,000 | 3,406 |
| Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/26 | 4,530 | 5,162 |
| Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/27 | 3,850 | 4,376 |
| Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/28 | 2,775 | 3,144 |
| Miami-Dade County Expressway Auth., Toll, Series A, 5.00%, 7/1/26 | 3,900 | 4,283 |
| Miami-Dade County Expressway Auth., Toll, Series A, 5.00%, 7/1/28 | 5,565 | 6,096 |
| Miami-Dade County Expressway Auth., Toll, Series A, 5.00%, 7/1/30 | 2,000 | 2,257 |
| Miami-Dade County Expressway Auth., Toll, Series A, 5.00%, 7/1/30 | 1,250 | 1,366 |
| Miami-Dade County Expressway Auth., Toll, Series A, 5.00%, 7/1/31 | 2,000 | 2,251 |
| Orange County, Tourist Dev. Tax, 5.00%, 10/1/19 | 5,000 | 5,199 |
| Orange County, Tourist Dev. Tax, 5.00%, 10/1/21 | 5,680 | 6,214 |
| Orange County, Tourist Dev. Tax, 5.00%, 10/1/22 | 12,820 | 14,349 |
| Orange County, Tourist Dev. Tax, 5.00%, 10/1/23 | 12,735 | 14,526 |

| | | |
|---|---|---|
| Orange County School Board, Series C, COP, 5.00%, 8/1/30 | 18,050 | 20,693 |
| Orange County School Board, Series C, COP, 5.00%, 8/1/33 | 5,535 | 6,330 |
| Orlando-Orange County Expressway Auth., 5.00%, 7/1/28 | 4,990 | 5,578 |
| Orlando-Orange County Expressway Auth., 5.00%, 7/1/29 | 5,005 | 5,588 |
| Orlando-Orange County Expressway Auth., 5.00%, 7/1/32 | 11,550 | 12,849 |
| Orlando-Orange County Expressway Auth., Series A, 5.00%, 7/1/26 (Prerefunded 7/1/20) (1) | 12,505 | 13,269 |
| Orlando-Orange County Expressway Auth., Series B, 5.00%, 7/1/24 | 1,830 | 2,064 |
| Paseo Community Dev. Dist., 5.00%, 2/1/19 (9)(10) | 425 | – |
| Paseo Community Dev. Dist., Capital Appreciation, Series A-2, Zero Coupon, 5/1/36 | 500 | 168 |
| Paseo Community Dev. Dist., Special Assessments, Series A-1, 5.40%, 5/1/36 | 70 | 70 |
| Reedy Creek Improvement Dist., Series A, GO, 5.00%, 6/1/27 | 3,900 | 4,415 |
| Reedy Creek Improvement Dist., Series A, GO, 5.00%, 6/1/28 | 5,000 | 5,653 |
| South Broward Hosp. Dist., 5.00%, 5/1/22 | 3,000 | 3,314 |
| South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/20 | 2,450 | 2,605 |
| South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/21 | 1,250 | 1,360 |
| South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/22 | 1,945 | 2,161 |
| South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/23 | 1,000 | 1,131 |
| South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/34 | 6,385 | 7,291 |
| South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/35 | 9,000 | 10,247 |
| Tampa, Catholic Health East, Series A, 5.25%, 11/15/23 (Prerefunded 5/15/20) (1) | 3,225 | 3,431 |
| Tampa, H. Lee Moffitt Cancer Center, Cigarette Tax Allocation, Series A, 5.00%, 9/1/19 | 500 | 518 |
| Tampa, H. Lee Moffitt Cancer Center, Cigarette Tax Allocation, Series A, 5.00%, 9/1/25 | 2,900 | 3,203 |
| Tampa, H. Lee Moffitt Cancer Center, Cigarette Tax Allocation, Series A, 5.00%, 9/1/26 | 1,400 | 1,545 |
| Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/26 | 10,700 | 11,774 |
| Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/27 | 400 | 461 |
| Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/28 | 325 | 373 |

| | | |
|---|---|---|
| Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/29 | 420 | 480 |
| Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/30 | 365 | 417 |
| Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/31 | 500 | 569 |
| Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/32 | 1,070 | 1,214 |
| Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/33 | 455 | 514 |
| Tolomato Community Dev. Dist., Special Assessment, Series 1, 6.45%, 5/1/23 (10) | 5 | 5 |
| Tolomato Community Dev. Dist., Special Assessment, Series 2015-1, VR, 0.00%, 5/1/40 | 415 | 331 |
| Tolomato Community Dev. Dist., Special Assessment, Series 2015-2, VR, 0.00%, 5/1/40 | 255 | 167 |
| Tolomato Community Dev. Dist., Special Assessment, Series 2015-3, 6.61%, 5/1/40 (10)(11) | 280 | — |
| Tolomato Community Dev. Dist., Special Assessment, Series 3, 6.45%, 5/1/23 (10)(11) | 155 | — |
| Tolomato Community Dev. Dist., Special Assessment, Series A-3, VR, 0.00%, 5/1/40 | 185 | 178 |
| Tolomato Community Dev. Dist., Special Assessment, Series A-4, VR, 0.00%, 5/1/40 | 100 | 81 |
| | | 520,894 |

**Georgia 4.5%**

| | | |
|---|---|---|
| Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/26 | 4,190 | 4,376 |
| Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/27 | 1,825 | 2,071 |
| Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/29 | 12,865 | 14,581 |
| Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/30 | 10,500 | 11,895 |
| Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/31 | 14,440 | 16,351 |
| Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/33 | 2,055 | 2,316 |
| Atlanta Airport, Passenger Fac. Charge, Series C, 5.75%, 1/1/22 | 4,750 | 5,191 |
| Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A1, 6.50%, 1/1/29 | 1,900 | 1,835 |
| Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A1, 6.75%, 1/1/35 | 6,250 | 6,028 |

| | | |
|---|---|---|
| Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%, 7/1/28 | 935 | 1,073 |
| Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%, 7/1/30 | 2,335 | 2,664 |
| Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%, 7/1/31 | 4,280 | 4,868 |
| Atlanta Water & Wastewater, 5.00%, 11/1/31 | 12,860 | 14,647 |
| Atlanta Water & Wastewater, 5.00%, 11/1/35 | 6,000 | 6,767 |
| Carroll City-County Hosp. Auth., Tanner Medical Center, 5.00%, 7/1/22 | 710 | 753 |
| Cobb County Kennestone Hosp. Auth., WellStar Health, RAC, 5.00%, 4/1/29 | 5,395 | 5,876 |
| Cobb County Kennestone Hosp. Auth., WellStar Health, RAC, 5.00%, 4/1/31 | 500 | 568 |
| Cobb County Kennestone Hosp. Auth., WellStar Health, RAC, 5.00%, 4/1/33 | 1,250 | 1,409 |
| Cobb County Kennestone Hosp. Auth., WellStar Health, RAC, 5.00%, 4/1/35 | 2,250 | 2,516 |
| Cobb County Kennestone Hosp. Auth., WellStar Health, RAC, 5.25%, 4/1/41 | 4,300 | 4,581 |
| DeKalb Private Hosp. Auth., Children's Healthcare of Atlanta, 5.00%, 11/15/21 | 3,500 | 3,655 |
| DeKalb Private Hosp. Auth., Children's Healthcare of Atlanta, 5.00%, 11/15/24 | 2,850 | 2,972 |
| Fulton County Dev. Auth., WellStar Health, Series A, 5.00%, 4/1/31 | 400 | 454 |
| Fulton County Dev. Auth., WellStar Health, Series A, 5.00%, 4/1/32 | 1,000 | 1,131 |
| Fulton County Dev. Auth., WellStar Health, Series A, 5.00%, 4/1/33 | 2,000 | 2,254 |
| Fulton County Dev. Auth., WellStar Health, Series A, 5.00%, 4/1/34 | 2,515 | 2,823 |
| Gainesville & Hall County Hosp. Auth., Georgia Health Sys., Series A, 5.375%, 2/15/40 (Prerefunded 2/15/20) (1) | 2,610 | 2,754 |
| Gainesville & Hall County Hosp. Auth., Georgia Health Sys., Unrefunded, Series A, 5.375%, 2/15/40 | 805 | 849 |
| Georgia, Series C, GO, 5.00%, 10/1/20 | 3,025 | 3,237 |

| | | |
|---|---|---|
| Griffin-Spalding County Hosp. Auth., WellStar Health, Series A, 5.00%, 4/1/32 | 1,000 | 1,131 |
| Griffin-Spalding County Hosp. Auth., WellStar Health, Series A, 5.00%, 4/1/34 | 1,205 | 1,352 |
| Griffin-Spalding County Hosp. Auth., WellStar Health, Series A, 5.00%, 4/1/35 | 1,000 | 1,118 |
| Hall County & Gainesville Hosp. Auth., Northeast Georgia Health, Series A, 5.00%, 2/15/26 | 1,860 | 2,123 |
| Hall County & Gainesville Hosp. Auth., Northeast Georgia Health, Series A, 5.00%, 2/15/28 | 1,200 | 1,372 |
| Hall County & Gainesville Hosp. Auth., Northeast Georgia Health, Series A, 5.00%, 2/15/29 | 1,780 | 2,026 |
| Hall County & Gainesville Hosp. Auth., Northeast Georgia Health, Series A, 5.00%, 2/15/30 | 6,000 | 6,806 |
| Hall County & Gainesville Hosp. Auth., Northeast Georgia Health, Series A, 5.00%, 2/15/35 | 5,000 | 5,573 |
| Hall County & Gainesville Hosp. Auth., Northeast Georgia Health, Series B, 5.00%, 2/15/28 | 2,500 | 2,911 |
| Hall County & Gainesville Hosp. Auth., Northeast Georgia Health, Series B, 5.00%, 2/15/29 | 2,750 | 3,186 |
| Hall County & Gainesville Hosp. Auth., Northeast Georgia Health, Series B, 5.00%, 2/15/31 | 2,365 | 2,719 |
| Hall County & Gainesville Hosp. Auth., Northeast Georgia Health, Series B, 5.00%, 2/15/32 | 3,660 | 4,187 |
| Hall County & Gainesville Hosp. Auth., Northeast Georgia Health, Series B, 5.00%, 2/15/33 | 3,390 | 3,864 |
| Main Street Natural Gas, Series A, 5.50%, 9/15/22 | 3,230 | 3,615 |
| Main Street Natural Gas, Series A, 5.50%, 9/15/24 | 2,500 | 2,891 |
| Main Street Natural Gas, Series A-1, 5.50%, 9/15/27 | 11,060 | 13,106 |
| Main Street Natural Gas, Series B, 5.00%, 3/15/19 | 3,900 | 3,976 |
| Main Street Natural Gas, Series B, 5.00%, 3/15/20 | 5,360 | 5,614 |
| Main Street Natural Gas, Gas Supply, Series C, VRDN, 4.00%, 8/1/48 (Tender 12/1/23) | 14,375 | 15,320 |
| Main Street Natural Gas, Gas Supply, Series D, FRN, 67% of 1M USD LIBOR + 0.83%, 2.225%, 8/1/48 (Tender 12/1/23) | 14,725 | 14,724 |
| Metropolitan Atlanta Rapid Transit Auth., Sales Tax, Series B, 5.00%, 7/1/32 | 5,000 | 5,787 |

| | | |
|---|---|---|
| Municipal Electric Auth. of Georgia, Series A, 5.00%, 1/1/21 | 2,695 | 2,879 |
| Municipal Electric Auth. of Georgia, Series A, 5.00%, 1/1/28 | 8,660 | 9,807 |
| Municipal Electric Auth. of Georgia, Series B, 5.00%, 1/1/20 | 5,230 | 5,459 |
| Savannah Economic Dev. Auth., Marshes of Skidaway Island, 6.00%, 1/1/24 | 810 | 868 |
| Savannah Economic Dev. Auth., Marshes of Skidaway Island, 7.00%, 1/1/34 | 3,000 | 3,374 |
| | | 256,283 |
| **Hawaii 0.1%** | | |
| Hawaii Airports Sys., Series A, 5.25%, 7/1/23 | 4,175 | 4,452 |
| | | 4,452 |
| **Idaho 0.2%** | | |
| Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/25 | 1,055 | 1,186 |
| Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/26 | 1,000 | 1,117 |
| Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/28 | 745 | 825 |
| Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/29 | 650 | 717 |
| Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/30 | 725 | 798 |
| Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/31 | 720 | 791 |
| Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/32 | 1,000 | 1,097 |
| Idaho HFA, Trinity Health Credit Group, Series D, 5.50%, 12/1/29 | 2,185 | 2,563 |
| | | 9,094 |
| **Illinois 3.8%** | | |
| Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/23 (3) | 5,500 | 5,985 |
| Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27 (3) | 23,000 | 25,708 |
| Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/29 (3) | 5,450 | 6,048 |
| Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/30 (3) | 13,000 | 14,371 |
| Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/31 | 3,600 | 4,052 |
| Chicago O'Hare Int'l. Airport, Series C, 5.25%, 1/1/27 | 10,590 | 11,060 |

| | | |
|---|---|---|
| Chicago O'Hare Int'l. Airport, Series C, 5.25%, 1/1/28 | 2,200 | 2,297 |
| Chicago O'Hare Int'l. Airport, Series D, 5.25%, 1/1/34 | 8,450 | 9,752 |
| Chicago O'Hare Int'l. Airport, Series F, 5.25%, 1/1/23 | 3,065 | 3,206 |
| Chicago O'Hare Int'l. Airport, Series F, 5.25%, 1/1/24 | 2,605 | 2,724 |
| Chicago O'Hare Int'l. Airport, Series F, 5.25%, 1/1/25 | 2,920 | 3,052 |
| Chicago O'Hare Int'l. Airport, Series F, 5.25%, 1/1/27 | 2,710 | 2,830 |
| Chicago O'Hare Int'l. Airport, Series F, 5.25%, 1/1/29 | 1,245 | 1,299 |
| Chicago Transit Auth., Federal Highway, GAN, 5.00%, 6/1/21 | 2,400 | 2,580 |
| Chicago Transit Auth., Federal Highway, GAN, 5.00%, 6/1/22 | 3,405 | 3,732 |
| Chicago Transit Auth., Federal Highway, GAN, 5.00%, 6/1/23 | 4,150 | 4,627 |
| Chicago Wastewater, Series A, 5.00%, 1/1/32 | 4,045 | 4,441 |
| Chicago Wastewater, Series A, 5.00%, 1/1/33 | 4,250 | 4,649 |
| Chicago Wastewater, Series A, 5.00%, 1/1/34 | 4,460 | 4,866 |
| Chicago Water, Series 2000, 5.00%, 11/1/29 | 1,000 | 1,128 |
| Chicago Water, Series 2017, 5.00%, 11/1/29 | 1,540 | 1,728 |
| Chicago Water, Series A-1, 5.00%, 11/1/29 | 2,750 | 3,085 |
| Chicago Water, Series A-1, 5.00%, 11/1/31 | 2,500 | 2,780 |
| Illinois, GO, 5.00%, 2/1/19 | 3,775 | 3,826 |
| Illinois, GO, 5.00%, 1/1/20 | 4,480 | 4,606 |
| Illinois, GO, 5.00%, 2/1/20 | 3,775 | 3,887 |
| Illinois, GO, 5.00%, 7/1/20 | 7,315 | 7,582 |
| Illinois, GO, 5.00%, 2/1/21 | 3,775 | 3,941 |
| Illinois, Series D, GO, 5.00%, 11/1/21 | 30,030 | 31,655 |
| Illinois Fin. Auth., Northwestern Memorial Healthcare, Series A-1, VRDN, 1.40%, 8/15/42 | 10,400 | 10,400 |
| Illinois State Toll Highway Auth., Series C, 5.00%, 1/1/27 | 1,275 | 1,456 |
| Illinois State Toll Highway Auth., Series C, 5.00%, 1/1/28 | 1,150 | 1,310 |
| Illinois State Toll Highway Auth., Series D, 5.00%, 1/1/22 | 1,390 | 1,526 |
| Metropolitan Pier & Exposition Auth., McCormick Place, Series B, 5.00%, 12/15/28 | 9,000 | 9,454 |
| Railsplitter Tobacco Settlement, 5.00%, 6/1/23 | 5,075 | 5,666 |

| | | |
|---|---|---|
| Railsplitter Tobacco Settlement, 5.50%, 6/1/23 (Prerefunded 6/1/21) (1) | 2,565 | 2,824 |
| | | 214,133 |
| **Indiana 0.2%** | | |
| Indiana Fin. Auth., Indiana Univ. Health, 5.00%, 3/1/24 (Prerefunded 3/1/21) (1) | 2,930 | 3,166 |
| Indiana Fin. Auth., Indiana Univ. Health, Series N, 5.00%, 3/1/23 (Prerefunded 3/1/21) (1) | 2,430 | 2,626 |
| Indiana Municipal Power Agency, Power Supply, Series A, 5.00%, 1/1/29 | 4,250 | 4,825 |
| Valparaiso, Pratt Paper, IDRB, 5.875%, 1/1/24 (3) | 2,200 | 2,443 |
| | | 13,060 |
| **Iowa 0.1%** | | |
| Iowa Fin. Auth., Iowa Fertiliizer, Series B, VRDN, 5.25%, 12/1/50 (Tender 12/1/37) | 5,980 | 6,354 |
| Iowa Fin. Auth., Iowa Fertilizer, 5.50%, 12/1/22 | 20 | 20 |
| | | 6,374 |
| **Kansas 0.6%** | | |
| Kansas DFA, Series K, GO, 5.00%, 12/1/20 | 2,300 | 2,399 |
| Kansas DFA, Adventist Health/Sunbelt, Series A, 5.00%, 11/15/32 | 11,400 | 12,562 |
| Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%, 5/15/21 | 1,135 | 1,202 |
| Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%, 5/15/23 | 1,155 | 1,254 |
| Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%, 5/15/25 | 1,000 | 1,098 |
| Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%, 5/15/26 | 1,045 | 1,151 |
| Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%, 5/15/28 | 1,300 | 1,431 |
| Wichita, Via Christi Health, 5.25%, 11/15/24 (Prerefunded 11/15/19) (1) | 8,295 | 8,675 |

| | | |
|---|---|---|
| Wichita, Via Christi Health, Series IV-A, 5.25%, 11/15/25 (Prerefunded 11/15/21) (1) | 4,085 | 4,518 |
| | | 34,290 |

**Kentucky 1.3%**

| | | |
|---|---|---|
| Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health, Series A, 5.00%, 6/1/27 | 2,625 | 2,911 |
| Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health, Series A, 5.00%, 6/1/28 | 3,105 | 3,451 |
| Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health, Series A, 5.00%, 6/1/29 | 5,250 | 5,810 |
| Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health, Series A, 5.00%, 6/1/31 | 1,000 | 1,099 |
| Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health, Series A, 5.00%, 6/1/32 | 3,250 | 3,558 |
| Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health, Series A, 5.25%, 6/1/23 (Prerefunded 6/1/20) (1) | 11,030 | 11,718 |
| Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health, Series A, 6.00%, 6/1/30 (Prerefunded 6/1/20) (1) | 6,410 | 6,896 |
| Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health, Series A, 6.375%, 6/1/40 (Prerefunded 6/1/20) (1) | 25,340 | 27,432 |
| Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health, Series A, 6.50%, 3/1/45 (Prerefunded 6/1/20) (1) | 3,725 | 4,041 |
| Louisville Regional Airport Authority, United Parcel Service of America, Series B, VRDN, 1.44%, 1/1/29 (Prerefunded 1/1/29) (1)(3) | 8,600 | 8,600 |
| | | 75,516 |

**Louisiana 0.6%**

| | | |
|---|---|---|
| Louisiana Gas & Fuel Tax, Series B, 5.00%, 5/1/24 (Prerefunded 5/1/20) (1) | 3,500 | 3,703 |
| Louisiana Local Gov't. Environmental Fac. Auth., Jefferson Parish, Series A, 5.25%, 4/1/23 (Prerefunded 4/1/19) (1) | 575 | 590 |
| Louisiana Local Gov't. Environmental Fac. Auth., Jefferson Parish, Series A, 5.25%, 4/1/24 (Prerefunded 4/1/19) (1) | 1,300 | 1,333 |
| New Orleans Aviation Board, Series B, 5.00%, 1/1/29 (3) | 4,400 | 4,913 |
| New Orleans Aviation Board, Series B, 5.00%, 1/1/31 (3) | 6,000 | 6,644 |

| | | |
|---|---|---|
| Saint Charles Parish PCR, Shell Oil, Series A, VRDN, 1.47%, 10/1/22 (3) | 12,200 | 12,200 |
| Saint Charles Parish PCR, Valero Energy, VRDN, 4.00%, 12/1/40 (Prerefunded 6/1/22) | 2,300 | 2,426 |
| Tobacco Settlement Fin., Tobacco Industry, Series A, 5.00%, 5/15/22 | 3,315 | 3,630 |
| Tobacco Settlement Fin., Tobacco Industry, Series A, 5.00%, 5/15/23 | 1,500 | 1,667 |
| | | 37,106 |

**Maryland 3.6%**

| | | |
|---|---|---|
| Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%, 4/1/25 | 700 | 774 |
| Baltimore City, Series C, 5.00%, 7/1/27 | 500 | 568 |
| Baltimore City, Series C, 5.00%, 7/1/28 | 1,165 | 1,320 |
| Baltimore City, Wastewater, Series A, 5.00%, 7/1/34 | 3,570 | 4,092 |
| Baltimore City, Wastewater, Series E, 5.00%, 7/1/26 | 3,030 | 3,454 |
| Baltimore City, Water, Series C, 5.00%, 7/1/34 | 2,155 | 2,466 |
| Howard County, Series D, GO, 5.00%, 2/15/31 | 5,480 | 6,559 |
| Maryland, Series B, 5.00%, 8/1/20 (Prerefunded 8/1/19) (1) | 1,600 | 1,655 |
| Maryland, Series B, GO, 5.00%, 8/1/24 | 13,335 | 15,479 |
| Maryland DOT, 5.00%, 2/15/25 (Prerefunded 2/15/21) (1) | 1,340 | 1,448 |
| Maryland DOT, 5.00%, 2/15/28 (Prerefunded 2/15/21) (1) | 8,475 | 9,160 |
| Maryland Economic Dev., Series B, 5.125%, 6/1/20 (12) | 1,720 | 1,805 |
| Maryland Economic Dev., Potomac Electric Power, PCR, 6.20%, 9/1/22 | 3,500 | 3,591 |
| Maryland Economic Dev., Purple Line Light Rail, 5.00%, 3/31/23 (3) | 1,315 | 1,463 |
| Maryland Economic Dev., Purple Line Light Rail, 5.00%, 3/31/25 (3) | 500 | 567 |
| Maryland Economic Dev., Purple Line Light Rail, 5.00%, 9/30/25 (3) | 500 | 570 |
| Maryland Economic Dev., Purple Line Light Rail, Series A, 5.00%, 3/31/24 (3) | 10,440 | 11,265 |

| | | |
|---|---|---|
| Maryland Economic Dev., Purple Line Light Rail, Series B, 5.00%, 9/30/26 (3) | 5,685 | 6,080 |
| Maryland Economic Dev., Purple Line Light Rail, Series C, 5.00%, 9/30/26 (3) | 3,435 | 3,673 |
| Maryland Economic Dev., Purple Line Light Rail, Series C, 5.00%, 3/31/27 (3) | 3,435 | 3,669 |
| Maryland Economic Dev., Purple Line Light Rail, Series D, 5.00%, 9/30/29 (3) | 1,665 | 1,876 |
| Maryland Economic Dev., Transportation Fac., Series A, 5.00%, 6/1/27 | 1,000 | 1,142 |
| Maryland Economic Dev., Transportation Fac., Series A, 5.00%, 6/1/28 | 1,000 | 1,149 |
| Maryland Economic Dev., Transportation Fac., Series A, 5.125%, 6/1/20 (12) | 670 | 701 |
| Maryland Economic Dev., Transportation Facs., Series A, 5.00%, 6/1/26 | 2,075 | 2,353 |
| Maryland HHEFA, 5.00%, 7/1/28 | 2,275 | 2,549 |
| Maryland HHEFA, 5.00%, 7/1/29 | 1,600 | 1,789 |
| Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/29 | 2,000 | 2,330 |
| Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/30 | 2,180 | 2,530 |
| Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/31 | 1,850 | 2,135 |
| Maryland HHEFA, Anne Arundel Health Sys., 5.00%, 7/1/25 | 1,000 | 1,108 |
| Maryland HHEFA, Anne Arundel Health Sys., Series A, 6.75%, 7/1/29 (Prerefunded 7/1/19) (1) | 1,270 | 1,329 |
| Maryland HHEFA, Doctors Community Hosp., 5.30%, 7/1/25 (Prerefunded 7/1/20) (1) | 2,245 | 2,369 |
| Maryland HHEFA, Doctors Community Hosp., 5.75%, 7/1/38 (Prerefunded 7/1/20) (1) | 3,500 | 3,763 |
| Maryland HHEFA, Doctors Community Hosp., Unrefunded, 5.30%, 7/1/25 (Prerefunded 7/1/20) (1) | 345 | 368 |
| Maryland HHEFA, Greater Baltimore Medical Center, 5.00%, 7/1/19 | 3,495 | 3,601 |
| Maryland HHEFA, Greater Baltimore Medical Center, 5.00%, 7/1/20 | 2,395 | 2,546 |

| | | |
|---|---|---|
| Maryland HHEFA, John Hopkins Health Sys., 5.00%, 5/15/31 | 2,660 | 3,060 |
| Maryland HHEFA, MedStar Health, 5.00%, 8/15/29 | 10,365 | 11,659 |
| Maryland HHEFA, MedStar Health, 5.00%, 8/15/30 | 2,785 | 3,120 |
| Maryland HHEFA, MedStar Health, 5.00%, 8/15/31 | 1,450 | 1,617 |
| Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/26 | 2,200 | 2,470 |
| Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/28 | 4,000 | 4,472 |
| Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/38 | 1,970 | 2,166 |
| Maryland HHEFA, Meritus Medical Center, Series A, 5.00%, 7/1/33 | 1,000 | 1,095 |
| Maryland HHEFA, Univ. of Maryland Health Sys., Series A, 5.00%, 7/1/20 | 1,240 | 1,317 |
| Maryland HHEFA, Univ. of Maryland Medical Sys., 5.00%, 7/1/21 (Prerefunded 7/1/19) (1) | 1,895 | 1,953 |
| Maryland HHEFA, Univ. of Maryland Medical Sys., Unrefunded, 5.00%, 7/1/21 | 2,105 | 2,170 |
| Maryland HHEFA, Western Maryland Health Sys., 5.00%, 7/1/19 | 2,000 | 2,058 |
| Maryland HHEFA, Western Maryland Health Sys., 5.25%, 7/1/27 | 3,700 | 4,139 |
| Maryland HHEFA, Western Maryland Health Sys., 5.25%, 7/1/28 | 12,180 | 13,564 |
| Montgomery County, Series A, GO, 5.00%, 11/1/20 | 2,000 | 2,148 |
| Montgomery County, Series A, GO, 5.00%, 11/1/25 | 11,060 | 13,075 |
| Montgomery County, Series B, GO, 5.00%, 11/1/21 | 6,020 | 6,629 |
| Montgomery County, Series C, GO, 5.00%, 10/1/24 | 11,460 | 13,336 |
| Rockville, Ingleside at King Farm, Series A1, 5.00%, 11/1/22 | 520 | 566 |
| Rockville, Ingleside at King Farm, Series A1, 5.00%, 11/1/23 | 650 | 716 |
| Rockville, Ingleside at King Farm, Series A1, 5.00%, 11/1/27 | 500 | 557 |
| Rockville, Ingleside at King Farm, Series A1, 5.00%, 11/1/29 | 1,075 | 1,186 |
| Rockville, Ingleside at King Farm, Series C2, 3.00%, 11/1/25 | 1,700 | 1,691 |
| | | 208,060 |

**Massachusetts 1.6%**

| | | |
|---|---|---|
| Massachusetts, Series B, GO, 5.25%, 9/1/22 (7) | 8,000 | 9,044 |
| Massachusetts, Series C, GO, 5.50%, 12/1/23 (8) | 4,500 | 5,282 |

| | | |
|---|---|---|
| Massachusetts, Series F, 5.00%, 11/1/24 (Prerefunded 11/1/22) (1) | 18,775 | 21,114 |
| Massachusetts Dev. Finance Agency, Harvard Univ., Series B2, 5.25%, 2/1/34 (Prerefunded 2/1/21) (1) | 4,195 | 4,554 |
| Massachusetts Dev. Finance Agency, Partners Healthcare, Series S2, VRDN, 5.00%, 7/1/38 (Tender 1/30/25) | 10,000 | 11,529 |
| Massachusetts Ed. Fin. Auth., Series A, 5.50%, 1/1/22 | 3,500 | 3,675 |
| Massachusetts HEFA, Harvard Univ., Series A, 5.00%, 12/15/24 (Prerefunded 12/15/19) (1) | 4,000 | 4,186 |
| Massachusetts School Building Auth., One Percent Dedicated Sales Tax, Series A, 5.00%, 8/15/27 | 4,850 | 5,378 |
| Massachusetts School Building Auth., One Percent Dedicated Sales Tax, Series B, 5.00%, 8/15/27 | 6,450 | 7,152 |
| Massachusetts School Building Auth., One Percent Dedicated Sales Tax, Series B, 5.00%, 8/15/28 | 13,100 | 14,509 |
| Massachusetts School Building Auth., One Percent Dedicated Sales Tax, Series B, 5.00%, 8/15/30 | 5,260 | 5,809 |
| | | 92,232 |
| **Michigan 2.9%** | | |
| Great Lakes Water Auth., Sewage Disposal, Series B, 5.00%, 7/1/31 | 7,685 | 8,860 |
| Great Lakes Water Auth., Sewage Disposal, Series B, 5.00%, 7/1/32 | 3,500 | 4,022 |
| Great Lakes Water Auth., Sewage Disposal, Series B, 5.00%, 7/1/33 | 14,085 | 16,131 |
| Great Lakes Water Auth., Water Supply, Series C, 5.00%, 7/1/28 | 9,505 | 11,075 |
| Great Lakes Water Auth., Water Supply, Series C, 5.00%, 7/1/29 | 6,225 | 7,224 |
| Great Lakes Water Auth., Water Supply, Series C, 5.00%, 7/1/30 | 6,590 | 7,623 |
| Great Lakes Water Auth., Water Supply, Series C, 5.00%, 7/1/31 | 5,535 | 6,381 |
| Karegnondi Water Auth., Water Supply, Series A, 5.00%, 11/1/22 | 2,810 | 3,109 |

| | | |
|---|---|---|
| Michigan Fin. Auth., Great Lakes Water Auth., Water Supply, Series D1, 5.00%, 7/1/20 (7) | 7,000 | 7,398 |
| Michigan Fin. Auth., Henry Ford Health, 5.00%, 11/15/28 | 4,800 | 5,507 |
| Michigan Fin. Auth., Henry Ford Health, 5.00%, 11/15/30 | 11,730 | 13,338 |
| Michigan Fin. Auth., Henry Ford Health, 5.00%, 11/15/32 | 440 | 496 |
| Michigan Fin. Auth., Henry Ford Health, 5.00%, 11/15/34 | 6,580 | 7,355 |
| Michigan Fin. Auth., McLaren Healthcare, Series A, 5.00%, 5/15/28 | 2,505 | 2,848 |
| Michigan Fin. Auth., McLaren Healthcare, Series A, 5.00%, 5/15/29 | 1,000 | 1,132 |
| Michigan Fin. Auth., McLaren Healthcare, Series A, 5.00%, 5/15/30 | 850 | 960 |
| Michigan Fin. Auth., McLaren Healthcare, Series A, 5.00%, 5/15/31 | 2,250 | 2,530 |
| Michigan Fin. Auth., Sewer Disposal, Series C-3, 5.00%, 7/1/21 (7) | 6,000 | 6,487 |
| Michigan Fin. Auth., Trinity Health Credit Group, 5.50%, 12/1/29 | 5,000 | 5,864 |
| Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%, 12/1/34 | 4,450 | 5,115 |
| Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%, 12/1/35 | 5,750 | 6,589 |
| Michigan Municipal Bond Auth., Clean Water, 5.00%, 10/1/22 | 270 | 271 |
| Michigan State Hosp. Finance Auth., Trinity Health Credit Group, Series C, 5.00%, 12/1/30 | 1,700 | 1,985 |
| Michigan State Hosp. Finance Auth., Trinity Health Credit Group, Series C, 5.00%, 12/1/31 | 1,050 | 1,223 |
| Michigan State Hosp. Finance Auth., Trinity Health Credit Group, Series C, 5.00%, 12/1/32 | 1,250 | 1,449 |
| Wayne County Airport Auth., Series B, 5.00%, 12/1/26 (3) | 3,155 | 3,640 |
| Wayne County Airport Auth., Series B, 5.00%, 12/1/27 (3) | 1,810 | 2,096 |
| Wayne County Airport Auth., Series B, 5.00%, 12/1/28 (3) | 800 | 919 |
| Wayne County Airport Auth., Series B, 5.00%, 12/1/29 (3) | 600 | 685 |
| Wayne County Airport Auth., Series B, 5.00%, 12/1/30 (3) | 1,360 | 1,545 |
| Wayne County Airport Auth., Series B, 5.00%, 12/1/31 (3) | 800 | 906 |
| Wayne County Airport Auth., Series B, 5.00%, 12/1/32 (3) | 1,450 | 1,638 |

| | | |
|---|---|---|
| Wayne County Airport Auth., Series F, 5.00%, 12/1/26 (3) | 3,795 | 4,342 |
| Wayne County Airport Auth., Series F, 5.00%, 12/1/28 (3) | 7,500 | 8,486 |
| Wayne County Airport Auth., Series F, 5.00%, 12/1/34 (3) | 3,500 | 3,884 |
| | | 163,113 |
| **Minnesota 0.5%** | | |
| Minneapolis-Saint Paul Metropolitan Airports Commission, Series A, 5.00%, 1/1/27 | 6,500 | 7,342 |
| Minneapolis-Saint Paul Metropolitan Airports Commission, Series A, 5.00%, 1/1/31 | 3,580 | 4,000 |
| Minnesota, Series A, GO, 5.00%, 10/1/30 | 11,190 | 13,347 |
| Minnesota, Series B, GO, 5.00%, 10/1/24 | 3,400 | 3,722 |
| | | 28,411 |
| **Missouri 0.2%** | | |
| Curators of the Univ. of Missouri, Series A, 5.00%, 11/1/19 | 3,400 | 3,546 |
| Saint Louis Airport, Series B, 5.00%, 7/1/21 (3)(7) | 905 | 980 |
| Saint Louis Airport, Series B, 5.00%, 7/1/22 (3)(7) | 1,050 | 1,159 |
| Saint Louis Airport, Series B, 5.00%, 7/1/23 (3)(7) | 975 | 1,094 |
| Saint Louis Airport, Series B, 5.00%, 7/1/24 (3)(7) | 1,075 | 1,222 |
| Saint Louis Airport, Series B, 5.00%, 7/1/25 (3)(7) | 2,725 | 3,129 |
| Saint Louis Airport, Lambert Int'l, Series A1, 6.00%, 7/1/19 | 2,500 | 2,597 |
| | | 13,727 |
| **Montana 0.1%** | | |
| Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/23 | 835 | 894 |
| Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/24 | 880 | 948 |
| Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/25 | 925 | 993 |
| Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/26 | 970 | 1,040 |
| Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/28 | 1,060 | 1,142 |
| Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/31 | 1,250 | 1,327 |

| | | |
|---|---|---|
| Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/32 | 445 | 471 |
| | | 6,815 |
| **Nebraska 0.9%** | | |
| Central Plains Energy, Nebraska Gas, 5.00%, 9/1/42 | 12,130 | 13,265 |
| Central Plains Energy, Nebraska Gas, 5.25%, 9/1/37 | 4,000 | 4,413 |
| Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/27 | 4,000 | 4,563 |
| Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/29 | 4,000 | 4,619 |
| Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/30 | 10,000 | 11,596 |
| Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/31 | 2,000 | 2,331 |
| Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/32 | 5,805 | 6,787 |
| Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/35 | 1,000 | 1,173 |
| | | 48,747 |
| **Nevada 0.5%** | | |
| Clark County Airport, Las Vegas McCarran Int'l. Airport, Series C, 5.00%, 7/1/25 (7) | 1,800 | 1,856 |
| Clark County Airport, Las Vegas McCarran Int'l. Airport, Series C, 5.00%, 7/1/26 (7) | 7,500 | 7,731 |
| Las Vegas Valley Water Dist., Series B, GO, 5.00%, 6/1/26 | 5,545 | 6,121 |
| Truckee Meadows Water Auth., 5.00%, 7/1/32 | 4,000 | 4,596 |
| Truckee Meadows Water Auth., 5.00%, 7/1/34 | 3,965 | 4,529 |
| Truckee Meadows Water Auth., 5.00%, 7/1/35 | 1,195 | 1,361 |
| | | 26,194 |
| **New Hampshire 0.1%** | | |
| New Hampshire Business Fin. Auth., Elliot Hosp., Series A, 6.00%, 10/1/27 (Prerefunded 10/1/19) (1) | 5,200 | 5,468 |
| | | 5,468 |
| **New Jersey 2.0%** | | |
| New Jersey Economic Dev. Auth., Continental Airlines, 5.125%, 9/15/23 (3) | 6,665 | 7,218 |

| | | |
|---|---|---|
| New Jersey Economic Dev. Auth., Continental Airlines, Series B, 5.625%, 11/15/30 (3) | 2,000 | 2,262 |
| New Jersey EFA, Princeton University, Series I, 5.00%, 7/1/19 | 2,380 | 2,457 |
| New Jersey EFA, Rowan Univ., Series C, 5.00%, 7/1/27 (7) | 1,200 | 1,389 |
| New Jersey HCFFA, Robert Wood Johnson Univ. Hosp., 5.25%, 7/1/28 | 5,000 | 5,615 |
| New Jersey Higher Ed. Student Assistance Auth., Series A, 5.25%, 6/1/20 | 2,145 | 2,204 |
| New Jersey Transportation Trust Fund Auth., Series B, 5.50%, 12/15/20 (13) | 2,000 | 2,155 |
| New Jersey Transportation Trust Fund Auth., Highway Reimbursement, Series A1, 5.00%, 6/15/20 | 4,290 | 4,514 |
| New Jersey Transportation Trust Fund Auth., Highway Reimbursement, Series A1, 5.00%, 6/15/21 | 7,185 | 7,687 |
| New Jersey Transportation Trust Fund Auth., Highway Reimbursement, Series A1, 5.00%, 6/15/22 | 5,000 | 5,431 |
| New Jersey Turnpike Auth., Series A, 5.00%, 1/1/27 (Prerefunded 7/1/22) (1) | 810 | 904 |
| New Jersey Turnpike Auth., Series A, 5.00%, 1/1/28 (Prerefunded 7/1/22) (1) | 17,880 | 19,954 |
| New Jersey Turnpike Auth., Series B, 5.00%, 1/1/20 | 4,000 | 4,185 |
| New Jersey Turnpike Auth., Series B, 5.00%, 1/1/27 | 5,495 | 6,104 |
| New Jersey Turnpike Auth., Series B, 5.00%, 1/1/28 | 13,060 | 14,503 |
| New Jersey Turnpike Auth., Series B, 5.00%, 1/1/33 | 5,000 | 5,792 |
| New Jersey Turnpike Auth., Unrefunded Balance, Series A, 5.00%, 1/1/27 (Prerefunded 7/1/22) (1) | 11,190 | 12,488 |
| New Jersey Turnpike Auth., Unrefunded Balance, Series A, 5.00%, 1/1/28 (Prerefunded 7/1/22) (1) | 1,740 | 1,942 |
| Tobacco Settlement Financing, Tobacco Industry, Series A, 5.00%, 6/1/22 | 400 | 439 |
| Tobacco Settlement Financing, Tobacco Industry, Series A, 5.00%, 6/1/23 | 1,930 | 2,154 |
| Tobacco Settlement Financing, Tobacco Industry, Series A, 5.00%, 6/1/24 | 2,630 | 2,971 |
| | | 112,368 |

**New York 16.7%**

| | | |
|---|---|---|
| Dormitory Auth. of the State of New York, Memorial Sloan-Kettering Cancer Center, Series 1, 5.00%, 7/1/30 | 1,250 | 1,475 |
| Dormitory Auth. of the State of New York, Memorial Sloan-Kettering Cancer Center, Series 1, 5.00%, 7/1/32 | 1,350 | 1,574 |
| Dormitory Auth. of the State of New York, Mount Sinai Hosp., Series A, 5.00%, 7/1/19 | 2,910 | 3,002 |
| Dormitory Auth. of the State of New York, Mount Sinai Hosp., Series A, 5.00%, 7/1/20 | 1,360 | 1,445 |
| Dormitory Auth. of the State of New York, Mount Sinai Hosp., Series A, 5.00%, 7/1/21 | 6,935 | 7,356 |
| Dormitory Auth. of the State of New York, Mount Sinai Hosp., Series A, 5.00%, 7/1/22 | 3,845 | 4,077 |
| Dormitory Auth. of the State of New York, New York Univ., Series A, 5.00%, 7/1/32 | 5,525 | 6,473 |
| Dormitory Auth. of the State of New York, Pace Univ., Series A, 5.00%, 5/1/25 (Prerefunded 5/1/23) (1) | 25 | 28 |
| Dormitory Auth. of the State of New York, Pace Univ., Series A, 5.00%, 5/1/25 | 975 | 1,071 |
| Dormitory Auth. of the State of New York, Personal Income Tax, Series A, 5.00%, 3/15/25 | 8,860 | 9,561 |
| Dormitory Auth. of the State of New York, Personal Income Tax, Series A, 5.00%, 2/15/28 | 6,300 | 7,141 |
| Dormitory Auth. of the State of New York, Personal Income Tax, Series A, 5.00%, 3/15/33 | 8,490 | 9,573 |
| Dormitory Auth. of the State of New York, Personal Income Tax, Series A, 5.25%, 2/15/27 (Prerefunded 2/15/19) (1) | 3,425 | 3,497 |
| Dormitory Auth. of the State of New York, Personal Income Tax, Series A, 5.25%, 2/15/27 | 160 | 163 |
| Dormitory Auth. of the State of New York, Personal Income Tax, Series B, 5.00%, 2/15/26 | 20,000 | 23,565 |
| Dormitory Auth. of the State of New York, Personal Income Tax, Series B, 5.00%, 2/15/32 | 18,985 | 22,085 |
| Dormitory Auth. of the State of New York, Personal Income Tax, Series B, 5.00%, 2/15/35 | 23,225 | 26,758 |
| Dormitory Auth. of the State of New York, Personal Income Tax, Series E, 5.00%, 8/15/33 | 19,285 | 20,981 |

| | | |
|---|---|---|
| Dormitory Auth. of the State of New York, Sales Tax, 5.00%, 3/15/29 | 12,900 | 15,142 |
| Dormitory Auth. of the State of New York, Sales Tax, Series A, 5.00%, 3/15/34 | 10,000 | 11,501 |
| Dormitory Auth. of the State of New York, Third Gen. Resolution, 5.00%, 5/15/29 | 5,850 | 6,446 |
| Long Island Power Auth., Series A, 5.50%, 4/1/24 (Prerefunded 4/1/19) (1) | 1,850 | 1,901 |
| Metropolitan Transportation Auth., Series A-2, BAN, 4.00%, 8/15/19 | 4,600 | 4,715 |
| Metropolitan Transportation Auth., Series A-4, BAN, 4.00%, 8/15/19 | 14,700 | 15,067 |
| Metropolitan Transportation Auth., Series A-5, BAN, 4.00%, 8/15/19 | 8,250 | 8,456 |
| Metropolitan Transportation Auth., Series B-4, 5.00%, 11/15/22 | 6,195 | 6,965 |
| Metropolitan Transportation Auth., Series C, 5.00%, 11/15/22 | 3,820 | 4,290 |
| Metropolitan Transportation Auth., Series C-1, 5.00%, 11/15/24 | 6,180 | 7,139 |
| Metropolitan Transportation Auth., Series C-1, 5.00%, 11/15/33 | 21,875 | 25,379 |
| Metropolitan Transportation Auth., Series C-1, 5.00%, 11/15/35 | 10,000 | 11,316 |
| Metropolitan Transportation Auth., Series D, 5.00%, 11/15/29 | 10,000 | 11,560 |
| Metropolitan Transportation Auth., Series D, 5.00%, 11/15/30 | 10,000 | 11,513 |
| Metropolitan Transportation Auth., Series E, 5.00%, 11/15/25 (Prerefunded 11/15/22) (1) | 4,000 | 4,520 |
| Metropolitan Transportation Auth., Series F, 5.00%, 11/15/19 | 4,000 | 4,175 |
| Metropolitan Transportation Auth., Series F, 5.00%, 11/15/26 | 9,090 | 10,110 |
| Metropolitan Transportation Auth., Dedicated Tax Fund, Series A, 5.00%, 11/15/27 | 9,925 | 11,068 |
| Nassau County IDA, Amsterdam at Harborside, Series A, 5.875%, 1/1/23 | 206 | 214 |
| Nassau County IDA, Amsterdam at Harborside, Series A, 6.50%, 1/1/32 | 1,058 | 1,121 |
| Nassau County IDA, Amsterdam at Harborside, Series A5, 6.70%, 1/1/49 | 160 | 170 |
| Nassau County IDA, Amsterdam at Harborside, Series B, 5.50%, 7/1/20 | 82 | 83 |

| | | |
|---|---|---|
| Nassau County IDA, Amsterdam at Harborside, Series C, 2.00%, 1/1/49 (10)(11) | 596 | 101 |
| Nassau County Local Economic Assistance, Catholic Health Services of Long Island, 5.00%, 7/1/27 | 1,650 | 1,836 |
| New Jersey Turnpike Auth., Series E, 5.00%, 1/1/25 | 2,000 | 2,314 |
| New York City, Series 1, GO, 5.00%, 8/1/25 | 13,000 | 15,220 |
| New York City, Series 1-I, GO, 5.00%, 3/1/28 | 14,730 | 16,694 |
| New York City, Series B-1, GO, 5.00%, 12/1/31 | 2,000 | 2,323 |
| New York City, Series B-1, GO, 5.00%, 10/1/35 | 1,750 | 2,019 |
| New York City, Series B-1, GO, 5.00%, 10/1/37 | 3,070 | 3,524 |
| New York City, Series C, GO, 5.00%, 8/1/24 | 9,525 | 11,004 |
| New York City, Series D, GO, 5.00%, 8/1/28 | 9,965 | 11,145 |
| New York City, Series E, GO, 5.00%, 8/1/28 | 6,125 | 6,926 |
| New York City, Series E, GO, 5.00%, 8/1/29 | 6,550 | 7,316 |
| New York City, Series E-3, GO, 5.00%, 8/1/23 | 7,100 | 7,717 |
| New York City, Series F-1, GO, 5.00%, 3/1/28 | 9,000 | 10,084 |
| New York City, Series G, GO, 5.00%, 8/1/20 | 1,500 | 1,599 |
| New York City, Series I, GO, 5.00%, 8/1/20 | 18,300 | 19,507 |
| New York City, Series I, GO, 5.00%, 8/1/21 | 9,030 | 9,875 |
| New York City, Series I-1, GO, 5.00%, 8/1/20 | 2,680 | 2,857 |
| New York City, Series M, GO, 5.00%, 4/1/21 (14) | 5 | 5 |
| New York City Municipal Water & Sewer Sys., Series DD-3A, VRDN, 1.45%, 6/15/43 | 5,670 | 5,670 |
| New York City Municipal Water Fin Auth., Water & Sewer, Series AA, 5.00%, 6/15/37 | 19,000 | 21,733 |
| New York City Municipal Water Fin Auth., Water & Sewer, Series BB-2, 5.00%, 6/15/31 | 5,680 | 6,646 |
| New York City Municipal Water Fin Auth., Water & Sewer, Series EE, 5.00%, 6/15/29 | 7,600 | 8,391 |
| New York City Municipal Water Fin Auth., Water & Sewer, Series EE, 5.00%, 6/15/31 | 13,070 | 14,405 |
| New York City Municipal Water Fin Auth., Water & Sewer, Series FF, 5.00%, 6/15/28 | 6,945 | 7,681 |

| | | |
|---|---|---|
| New York City Transitional Finance Auth. Building Aid, Series S-1, 5.00%, 7/15/26 | 15,250 | 16,907 |
| New York City Transitional Finance Auth. Building Aid, Series S-2, 5.00%, 7/15/32 | 7,715 | 8,951 |
| New York City Transitional Finance Auth. Building Aid, Series S1, 5.00%, 7/15/25 | 5,625 | 6,261 |
| New York City Transitional Finance Auth. Building Aid, Series S1, 5.00%, 7/15/32 | 16,155 | 18,744 |
| New York City Transitional Finance Auth. Building Aid, Series S1A, 5.00%, 7/15/24 | 5,950 | 6,468 |
| New York City Transitional Finance Auth. Future Tax, Series A, 5.00%, 11/1/27 | 8,410 | 9,216 |
| New York City Transitional Finance Auth. Future Tax, Series A-6, VRDN, 1.45%, 8/1/39 | 8,200 | 8,200 |
| New York City Transitional Finance Auth. Future Tax, Series A1, 5.00%, 8/1/24 | 18,000 | 20,839 |
| New York City Transitional Finance Auth. Future Tax, Series A2, 5.00%, 8/1/36 | 16,840 | 19,335 |
| New York City Transitional Finance Auth. Future Tax, Series C, 5.00%, 11/1/27 | 19,480 | 22,564 |
| New York City Transitional Finance Auth. Future Tax, Series D, 5.00%, 11/1/23 | 8,000 | 8,447 |
| New York City Transitional Finance Auth. Future Tax, Series E1, 5.00%, 2/1/33 | 9,000 | 10,370 |
| New York City Transitional Finance Auth. Future Tax, Series F-1, 5.00%, 5/1/33 | 11,300 | 13,065 |
| New York City Transitional Finance Auth. Future Tax, Series F-1, 5.00%, 5/1/34 | 3,000 | 3,459 |
| New York City Transitional Finance Auth. Future Tax, Unrefunded, 5.00%, 11/1/22 | 4,880 | 5,090 |
| New York State Thruway Auth., Highway & Bridge Trust Fund, Series A-1, 5.00%, 4/1/23 | 6,000 | 6,494 |
| New York State Thruway Auth., Personal Income Tax, Series A, 5.00%, 3/15/25 | 1,000 | 1,129 |
| New York State Thruway Auth., Personal Income Tax, Series A, 5.00%, 3/15/27 | 2,830 | 3,178 |
| New York State Transportation Dev., American Airlines, 5.00%, 8/1/21 (3) | 3,150 | 3,374 |

| | | |
|---|---|---|
| New York State Transportation Dev., American Airlines, 5.00%, 8/1/26 (3) | 7,935 | 8,363 |
| New York State Transportation Dev., American Airlines, 5.00%, 8/1/31 (3) | 4,980 | 5,213 |
| New York State Transportation Dev., Delta Airlines, 5.00%, 1/1/26 (3) | 10,700 | 12,060 |
| New York State Transportation Dev., Terminal One Group, 5.00%, 1/1/22 (3) | 2,245 | 2,432 |
| New York State Transportation Dev., Terminal One Group, 5.00%, 1/1/23 (3) | 1,845 | 2,029 |
| New York State Urban Dev., Personal Income Tax, Series A, 5.00%, 3/15/21 | 42,000 | 45,490 |
| New York State Urban Dev., Personal Income Tax, Series A, 5.00%, 3/15/23 | 10,725 | 12,143 |
| New York State Urban Dev., Personal Income Tax, Series A, 5.00%, 3/15/24 | 6,325 | 7,282 |
| New York State Urban Dev., Personal Income Tax, Series C, 5.00%, 3/15/28 | 14,775 | 16,589 |
| New York State Urban Dev., Personal Income Tax, Series C2, 5.00%, 3/15/33 | 18,775 | 21,783 |
| Niagara Area Dev., Covanta Energy, Series B, IDRB, 4.00%, 11/1/24 (4) | 3,500 | 3,502 |
| Onondaga Civic Dev., Saint Joseph's Hosp., Series A, 4.625%, 7/1/22 (Prerefunded 7/1/19) (1) | 1,000 | 1,029 |
| Onondaga Civic Dev., Saint Joseph's Hosp., Series A, 5.00%, 7/1/19 (12) | 355 | 367 |
| Port Auth. of New York & New Jersey, Series 186, 5.00%, 10/15/22 (3) | 7,175 | 7,980 |
| Port Auth. of New York & New Jersey, Series 186, 5.00%, 10/15/23 (3) | 5,000 | 5,643 |
| Port Auth. of New York & New Jersey, Series 186, 5.00%, 10/15/28 (3) | 5,410 | 6,093 |
| Port Auth. of New York & New Jersey, Series 207, 5.00%, 9/15/26 (3) | 28,545 | 33,122 |
| Triborough Bridge & Tunnel Auth., Series B, 5.00%, 11/15/26 | 32,550 | 36,441 |
| Utility Debt Securitization Auth., 5.00%, 12/15/29 | 9,190 | 10,521 |
| | | 949,441 |

**North Carolina 3.1%**

| | | |
|---|---|---|
| Charlotte Airport, Series A, 5.00%, 7/1/27 | 3,670 | 3,888 |
| Charlotte Water & Sewer, 5.00%, 7/1/24 | 5,000 | 5,811 |
| Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare, Series A, 4.00%, 1/15/35 | 7,200 | 7,497 |
| Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare, Series A, 5.00%, 1/15/28 | 6,210 | 6,824 |
| Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare, Series A, 5.25%, 1/15/23 | 2,775 | 2,822 |
| Mecklenburg County, Public Improvement, Series A, GO, 5.00%, 4/1/28 | 5,300 | 6,349 |
| New Hanover County, Regional Medical Center, 5.00%, 10/1/20 | 3,900 | 4,159 |
| New Hanover County, Regional Medical Center, 5.00%, 10/1/29 | 800 | 928 |
| New Hanover County, Regional Medical Center, 5.00%, 10/1/30 | 1,200 | 1,387 |
| North Carolina, Series E, GO, 5.00%, 5/1/19 | 6,835 | 7,017 |
| North Carolina Capital Fac. Fin. Agency, Wake Forest Univ., 5.00%, 1/1/33 | 3,500 | 4,048 |
| North Carolina Eastern Municipal Power Agency, Series A, 5.00%, 1/1/26 (Prerefunded 7/1/22) (1) | 1,195 | 1,331 |
| North Carolina Eastern Municipal Power Agency, Series B, 5.00%, 1/1/26 (Prerefunded 1/1/19) (1) | 4,700 | 4,771 |
| North Carolina Eastern Municipal Power Agency, Series B, 6.00%, 1/1/22 (12) | 9,570 | 10,864 |
| North Carolina Eastern Municipal Power Agency, Series B, 6.00%, 1/1/22 (12)(13) | 4,450 | 5,028 |
| North Carolina Eastern Municipal Power Agency, Series D, 5.00%, 1/1/25 (Prerefunded 7/1/22) (1) | 9,120 | 10,159 |
| North Carolina Medical Care Commission, Cape Fear Valley Health, 5.00%, 10/1/18 | 3,780 | 3,802 |
| North Carolina Medical Care Commission, Cape Fear Valley Health, 5.00%, 10/1/19 | 3,400 | 3,515 |
| North Carolina Medical Care Commission, Southminster, 4.00%, 10/1/19 | 140 | 143 |
| North Carolina Medical Care Commission, Southminster, 5.00%, 10/1/20 | 205 | 216 |
| North Carolina Medical Care Commission, Southminster, 5.00%, 10/1/21 | 230 | 246 |

| | | |
|---|---|---|
| North Carolina Medical Care Commission, Southminster, 5.00%, 10/1/22 | 855 | 927 |
| North Carolina Medical Care Commission, Southminster, 5.00%, 10/1/23 | 595 | 650 |
| North Carolina Medical Care Commission, Southminster, 5.00%, 10/1/24 | 705 | 777 |
| North Carolina Medical Care Commission, Southminster, 5.00%, 10/1/25 | 485 | 538 |
| North Carolina Medical Care Commission, Vidant Health, 5.00%, 6/1/30 | 2,715 | 3,066 |
| North Carolina Medical Care Commission, Vidant Health, 5.00%, 6/1/31 | 7,000 | 7,868 |
| North Carolina Municipal Power Agency No. 1, Catawba Electric, Series A, 5.00%, 1/1/31 | 10,025 | 11,420 |
| North Carolina Municipal Power Agency No. 1, Catawba Electric, Series B, 5.00%, 1/1/25 | 5,000 | 5,475 |
| North Carolina Municipal Power Agency No. 1, Catawba Electric, Series B, 5.00%, 1/1/26 | 6,570 | 7,183 |
| North Carolina Municipal Power Agency No. 1, Catawba Electric, Series B, 5.00%, 1/1/29 | 1,300 | 1,416 |
| North Carolina Municipal Power Agency No. 1, Catawba Electric, Series B, 5.00%, 1/1/30 | 5,110 | 5,560 |
| North Carolina Municipal Power Agency No. 1, Catawba Electric, Series B, 5.00%, 1/1/31 | 1,315 | 1,429 |
| North Carolina Municipal Power Agency No. 1, Catawba Electric, Series C, 5.00%, 1/1/29 | 3,000 | 3,439 |
| North Carolina Municipal Power Agency No. 1, Catawba Electric, Series C, 5.00%, 1/1/30 | 10,000 | 11,428 |
| North Caroline Turnpike Auth., 5.00%, 1/1/24 (7) | 700 | 790 |
| North Caroline Turnpike Auth., 5.00%, 1/1/25 | 1,300 | 1,474 |
| North Caroline Turnpike Auth., 5.00%, 1/1/26 (7) | 1,350 | 1,554 |
| North Caroline Turnpike Auth., 5.00%, 1/1/27 (7) | 2,400 | 2,778 |
| Raleigh Durham Airport Auth., Series B, 5.00%, 11/1/25 | 5,480 | 5,779 |
| Union County, Series B, 5.00%, 3/1/26 (Prerefunded 3/1/19) (1) | 1,290 | 1,317 |
| Union County, Series B, 5.00%, 3/1/27 (Prerefunded 3/1/19) (1) | 1,000 | 1,021 |
| Wake County, Public Improvement, Unrefunded Balance, GO, 5.00%, 3/1/22 | 7,620 | 7,772 |

| | | |
|---|---|---|
| Winston-Salem, Water & Sewer, 5.00%, 6/1/34 (Prerefunded 6/1/19) (1) | 3,000 | 3,088 |
| | | 177,554 |

**Ohio 1.0%**

| | | |
|---|---|---|
| Cleveland Airports, Series A, 5.00%, 1/1/27 (7) | 1,525 | 1,713 |
| Cleveland Airports, Series A, 5.00%, 1/1/28 (7) | 3,055 | 3,418 |
| Cleveland Airports, Series A, 5.00%, 1/1/30 (7) | 1,650 | 1,832 |
| Cleveland Airports, Series A, 5.00%, 1/1/31 (7) | 1,000 | 1,108 |
| Columbus, Series A, GO, 4.00%, 8/15/27 | 4,625 | 5,064 |
| Columbus, Series A, GO, 5.00%, 2/15/20 | 5,000 | 5,259 |
| Franklin County, Nationwide Children's Hosp., Series A, 5.00%, 11/1/30 | 1,100 | 1,291 |
| Franklin County, Nationwide Children's Hosp., Series A, 5.00%, 11/1/31 | 1,000 | 1,168 |
| Franklin County, Nationwide Children's Hosp., Series A, 5.00%, 11/1/32 | 1,400 | 1,622 |
| Hamilton County, Life Enriching Communities, 4.00%, 1/1/19 | 375 | 378 |
| Hamilton County, Life Enriching Communities, 4.00%, 1/1/20 | 375 | 384 |
| Hamilton County, Life Enriching Communities, 4.00%, 1/1/21 | 300 | 310 |
| Hamilton County, Life Enriching Communities, 5.00%, 1/1/22 | 365 | 393 |
| Hamilton County, Life Enriching Communities, 5.00%, 1/1/23 | 400 | 436 |
| Hamilton County, Life Enriching Communities, 5.00%, 1/1/24 | 525 | 578 |
| Hamilton County, Life Enriching Communities, 5.00%, 1/1/25 | 800 | 888 |
| Hamilton County, Life Enriching Communities, 5.00%, 1/1/26 | 550 | 614 |
| Hamilton County, Life Enriching Communities, 5.00%, 1/1/31 | 1,500 | 1,639 |
| Montgomery County, Catholic Health Initiatives, Series B, 5.25%, 5/1/29 (Prerefunded 11/12/23) (1) | 1,615 | 1,854 |
| Montgomery County, Catholic Health Initiatives, Series B, 5.25%, 5/1/29 | 3,010 | 3,320 |
| Ohio, Cleveland Clinic Health, Series A, 5.00%, 1/1/31 | 5,480 | 6,462 |
| Ohio, Cleveland Clinic Health, Series A, 5.00%, 1/1/33 | 2,735 | 3,188 |
| Ohio, Inrastructure Improvement, Series A, GO, 5.00%, 9/1/23 | 7,000 | 7,988 |

| | | |
|---|---|---|
| Ohio Higher Ed. Fac. Commission, Cleveland Clinic Health, Series B-4, VRDN, 1.35%, 1/1/43 | 4,700 | 4,700 |
| | | 55,607 |
| **Oregon 0.2%** | | |
| Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, Series A, 5.00%, 5/15/23 | 250 | 272 |
| Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, Series A, 5.00%, 5/15/25 | 280 | 309 |
| Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, Series A, 5.00%, 5/15/27 | 305 | 337 |
| Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, Series A, 5.00%, 5/15/28 | 320 | 351 |
| Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, Series A, 5.00%, 5/15/29 | 335 | 367 |
| Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, Series A, 5.00%, 5/15/30 | 355 | 387 |
| Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, Series A, 5.00%, 5/15/31 | 370 | 403 |
| Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, Series A, 5.00%, 5/15/32 | 390 | 423 |
| Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, Series A, 5.00%, 5/15/33 | 410 | 444 |
| Port of Portland Airport, Series 24B, 5.00%, 7/1/30 (3) | 2,000 | 2,291 |
| Port of Portland Airport, Series 24B, 5.00%, 7/1/31 (3) | 1,685 | 1,923 |
| Port of Portland Airport, Series 24B, 5.00%, 7/1/32 (3) | 1,130 | 1,284 |
| | | 8,791 |
| **Pennsylvania 2.0%** | | |
| Allentown Neighborhood Improvement Zone Dev. Auth., City Center, 5.00%, 5/1/23 (4) | 2,000 | 2,149 |
| Allentown Neighborhood Improvement Zone Dev. Auth., City Center, 5.00%, 5/1/28 (4) | 2,000 | 2,235 |
| Commonwealth Fin. Auth., Tobacco Master Settlement Payment, 5.00%, 6/1/25 | 1,500 | 1,698 |

| | | |
|---|---|---|
| Commonwealth Fin. Auth., Tobacco Master Settlement Payment, 5.00%, 6/1/26 | 2,000 | 2,276 |
| Commonwealth Fin. Auth., Tobacco Master Settlement Payment, 5.00%, 6/1/27 | 2,000 | 2,287 |
| Cumberland County Municipal Auth., Asbury Obligated Group, 5.00%, 1/1/22 | 615 | 649 |
| Montgomery County IDA, Albert Einstein Healthcare Network, 5.00%, 1/15/19 | 1,000 | 1,012 |
| Pennsylvania Economic Dev. Fin. Auth., Series A, VRDN, 1.85%, 4/1/19 (Tender 10/1/18) (3) | 13,250 | 13,251 |
| Philadelphia Airport, Series A, 5.25%, 6/15/28 | 1,180 | 1,254 |
| Philadelphia Airport, Series A, 5.25%, 6/15/29 | 4,145 | 4,404 |
| Philadelphia Airport, Series D, 5.25%, 6/15/23 (3) | 19,670 | 20,852 |
| Philadelphia Airport, Series D, 5.25%, 6/15/24 (3) | 22,340 | 23,661 |
| Philadelphia HHEFA, Children's Hosp., VRDN, 1.40%, 7/1/41 | 2,980 | 2,980 |
| Saint Mary Hosp. Auth, Catholic Health, Series A, 5.00%, 11/15/26 (Prerefunded 5/15/20) (1) | 5,000 | 5,297 |
| Saint Mary Hosp. Auth, Catholic Health, Series A, 5.25%, 11/15/23 (Prerefunded 5/15/20) (1) | 8,000 | 8,511 |
| State Public School Building Auth., Philadelphia School Dist., Series A, GO, 5.00%, 6/1/31 (7) | 9,160 | 10,300 |
| State Public School Building Auth., Philadelphia School Dist., Series A, GO, 5.00%, 6/1/32 (7) | 10,000 | 11,198 |
| | | 114,014 |

**Rhode Island 0.5%**

| | | |
|---|---|---|
| Central Falls Detention Fac., 7.25%, 7/15/35 (10)(11) | 980 | 176 |
| Rhode Island Health & Ed. Building, Care New England, Series A, 5.00%, 9/1/18 (12) | 2,280 | 2,287 |
| Rhode Island Health & Ed. Building, Care New England, Series A, 5.00%, 9/1/19 (12) | 1,240 | 1,285 |
| Rhode Island Health & Ed. Building, Care New England, Series A, 5.00%, 9/1/20 (12) | 1,000 | 1,066 |
| Rhode Island Health & Ed. Building, Care New England, Series A, 5.00%, 9/1/21 (12) | 1,305 | 1,426 |

| | | |
|---|---|---|
| Rhode Island Health & Ed. Building, Care New England, Series A, 5.00%, 9/1/22 (12) | 2,705 | 3,020 |
| Rhode Island Health & Ed. Building, Care New England, Series A, 5.00%, 9/1/23 (12) | 1,000 | 1,139 |
| Rhode Island Health & Ed. Building, Care New England, Series B, 5.00%, 9/1/19 | 1,740 | 1,777 |
| Rhode Island Health & Ed. Building, Care New England, Series B, 5.00%, 9/1/20 | 2,705 | 2,812 |
| Rhode Island Health & Ed. Building, Care New England, Series B, 5.00%, 9/1/22 | 1,950 | 2,079 |
| Rhode Island Health & Ed. Building, Care New England, Series B, 5.00%, 9/1/23 | 1,950 | 2,095 |
| Rhode Island Health & Ed. Building, Care New England, Series B, 5.00%, 9/1/24 | 5,025 | 5,432 |
| Rhode Island Health & Ed. Building, Care New England, Series B, 5.00%, 9/1/25 | 1,425 | 1,551 |
| Rhode Island Health & Ed. Building, Care New England, Series B, 5.00%, 9/1/26 | 1,630 | 1,774 |
| | | 27,919 |
| **South Carolina 0.9%** | | |
| Lexington County Health Services Dist., Lexmed, 5.00%, 11/1/27 | 1,595 | 1,819 |
| Lexington County Health Services Dist., Lexmed, 5.00%, 11/1/29 | 3,010 | 3,410 |
| Patriots Energy Group Financing Agency, Series A, VRDN, 4.00%, 10/1/48 (Tender 2/1/24) (2) | 12,000 | 12,742 |
| South Carolina Jobs Economic Dev. Auth., Bon Secours Health, 5.00%, 11/1/26 | 1,000 | 1,106 |
| South Carolina Jobs Economic Dev. Auth., Bon Secours Health, 5.00%, 11/1/27 | 5,500 | 6,083 |
| South Carolina Jobs Economic Dev. Auth., Bon Secours Health, 5.00%, 11/1/28 | 9,750 | 10,780 |
| South Carolina Jobs-Economic Dev. Auth., Bon Secours Health, 5.00%, 11/1/29 | 9,940 | 10,986 |
| South Carolina Public Service Auth., Series B, 5.00%, 1/1/19 (1)(12)(13) | 335 | 340 |

| | | |
|---|---|---|
| South Carolina Public Service Auth., Unrefunded Balance, Series B, 5.00%, 1/1/19 (1)(12)(13) | 3,665 | 3,720 |
| | | 50,986 |

**South Dakota 0.1%**

| | | |
|---|---|---|
| South Dakota HEFA, Regional Health, 5.00%, 9/1/18 (12) | 1,100 | 1,103 |
| South Dakota HEFA, Regional Health, 5.00%, 9/1/19 (12) | 1,430 | 1,483 |
| South Dakota HEFA, Regional Health, 5.00%, 9/1/20 (12) | 1,000 | 1,067 |
| South Dakota HEFA, Regional Health, 5.00%, 9/1/21 (Prerefunded 9/1/20) (1) | 1,000 | 1,067 |
| | | 4,720 |

**Tennessee 1.4%**

| | | |
|---|---|---|
| Chattanooga Health Ed. & Housing Fac. Board, Student Housing, CDFI Phase I, 5.00%, 10/1/25 | 1,300 | 1,473 |
| Chattanooga Health Ed. & Housing Fac. Board, Student Housing, CDFI Phase I, 5.00%, 10/1/26 | 1,000 | 1,123 |
| Chattanooga Health Ed. & Housing Fac. Board, Student Housing, CDFI Phase I, 5.00%, 10/1/27 | 1,050 | 1,172 |
| Chattanooga Health Ed. & Housing Fac. Board, Student Housing, CDFI Phase I, 5.00%, 10/1/28 | 1,000 | 1,110 |
| Chattanooga Health Ed. & Housing Fac. Board, Student Housing, CDFI Phase I, 5.00%, 10/1/29 | 1,000 | 1,104 |
| Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, 5.00%, 7/1/30 | 1,400 | 1,614 |
| Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, 5.00%, 7/1/31 | 2,600 | 2,843 |
| Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, 5.00%, 7/1/32 | 4,000 | 4,365 |
| Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, 5.00%, 7/1/33 | 7,250 | 7,894 |
| Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, 5.00%, 7/1/34 | 4,500 | 4,889 |
| Metropolitan Gov't of Nashville & Davidson County Health & Ed. Fac. Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/30 | 2,110 | 2,393 |

| | | |
|---|---|---|
| Tennessee Energy Acquisition, Series A, VRDN, 4.00%, 5/1/48 (Tender 5/1/23) | 17,070 | 18,114 |
| Tennessee Energy Acquisition, Series A, 5.25%, 9/1/18 | 3,000 | 3,009 |
| Tennessee Energy Acquisition, Series A, 5.25%, 9/1/19 | 5,875 | 6,086 |
| Tennessee Energy Acquisition, Series A, 5.25%, 9/1/21 | 1,500 | 1,634 |
| Tennessee Energy Acquisition, Series A, 5.25%, 9/1/24 | 12,770 | 14,531 |
| Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26 | 4,945 | 5,726 |
| | | 79,080 |

**Texas 13.2%**

| | | |
|---|---|---|
| Arlington, Special Tax, Series A, 5.00%, 2/15/35 (7) | 2,500 | 2,861 |
| Austin Airport, Series B, 5.00%, 11/15/29 (3) | 1,200 | 1,377 |
| Austin Airport, Series B, 5.00%, 11/15/31 (3) | 1,550 | 1,755 |
| Austin Airport, Series B, 5.00%, 11/15/33 (3) | 1,130 | 1,273 |
| Austin Convention Enterprises, Convention Center, 1st Tier, Series A, 5.00%, 1/1/20 | 1,100 | 1,146 |
| Austin Convention Enterprises, Convention Center, 1st Tier, Series A, 5.00%, 1/1/21 | 500 | 534 |
| Austin Convention Enterprises, Convention Center, 1st Tier, Series A, 5.00%, 1/1/23 | 1,405 | 1,555 |
| Austin Convention Enterprises, Convention Center, 1st Tier, Series A, 5.00%, 1/1/24 | 410 | 459 |
| Austin Convention Enterprises, Convention Center, 1st Tier, Series A, 5.00%, 1/1/25 | 500 | 566 |
| Austin Convention Enterprises, Convention Center, 1st Tier, Series A, 5.00%, 1/1/26 | 500 | 570 |
| Austin Convention Enterprises, Convention Center, 2nd Tier, Series B, 5.00%, 1/1/19 | 1,015 | 1,027 |
| Austin Convention Enterprises, Convention Center, 2nd Tier, Series B, 5.00%, 1/1/20 | 945 | 986 |
| Austin Convention Enterprises, Convention Center, 2nd Tier, Series B, 5.00%, 1/1/22 | 1,150 | 1,254 |
| Austin Convention Enterprises, Convention Center, 2nd Tier, Series B, 5.00%, 1/1/23 | 750 | 830 |
| Austin Convention Enterprises, Convention Center, 2nd Tier, Series B, 5.00%, 1/1/24 | 500 | 561 |

| | | |
|---|---|---|
| Austin Water & Wastewater, 5.00%, 11/15/30 | 5,340 | 6,220 |
| Central Texas Regional Mobility Auth., 5.00%, 1/1/20 | 800 | 830 |
| Central Texas Regional Mobility Auth., 5.00%, 1/1/22 | 845 | 911 |
| Central Texas Regional Mobility Auth., 5.00%, 1/1/23 | 1,000 | 1,096 |
| Central Texas Regional Mobility Auth., 5.00%, 1/1/32 | 6,475 | 7,185 |
| Central Texas Regional Mobility Auth., 5.00%, 1/1/33 | 3,970 | 4,391 |
| Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/23 | 475 | 523 |
| Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/33 | 2,600 | 2,811 |
| Cypress-Fairbanks Independent School District, GO, 5.00%, 2/15/29 | 3,840 | 4,393 |
| Cypress-Fairbanks Independent School District, School Building, GO, 5.00%, 2/15/24 | 7,205 | 7,761 |
| Dallas Area Rapid Transit, Sales Tax, Series A, 5.00%, 12/1/22 (Prerefunded 6/1/19) (1) | 3,500 | 3,602 |
| Dallas Area Rapid Transit, Sales Tax, Series A, 5.00%, 12/1/32 | 5,000 | 5,753 |
| Dallas Area Rapid Transit, Sales Tax, Series A, 5.00%, 12/1/33 | 1,825 | 2,093 |
| Dallas/Forth Worth Int'l. Airport, Series A, 5.00%, 11/1/38 (3) | 4,000 | 4,235 |
| Dallas/Forth Worth Int'l. Airport, Series A, 5.25%, 11/1/29 (3) | 6,000 | 6,685 |
| Dallas/Forth Worth Int'l. Airport, Series B, 5.00%, 11/1/19 | 3,000 | 3,125 |
| Dallas/Forth Worth Int'l. Airport, Series B, 5.00%, 11/1/23 | 2,400 | 2,567 |
| Dallas/Forth Worth Int'l. Airport, Series B, 5.00%, 11/1/29 | 5,985 | 6,579 |
| Dallas/Forth Worth Int'l. Airport, Series D, 5.25%, 11/1/28 | 2,000 | 2,267 |
| Dallas/Forth Worth Int'l. Airport, Series D, 5.25%, 11/1/29 | 1,300 | 1,469 |
| Dallas/Forth Worth Int'l. Airport, Series F, 5.25%, 11/1/28 | 1,850 | 2,097 |
| Dallas/Forth Worth Int'l. Airport, Series G, 5.00%, 11/1/26 | 1,000 | 1,068 |
| Dallas/Forth Worth Int'l. Airport, Series G, 5.00%, 11/1/28 | 13,770 | 14,695 |
| Decatur Hosp. Auth., Wise Regional Health, Series A, 5.00%, 9/1/19 | 1,190 | 1,223 |
| Decatur Hosp. Auth., Wise Regional Health, Series A, 5.00%, 9/1/22 | 450 | 486 |
| Decatur Hosp. Auth., Wise Regional Health, Series A, 5.00%, 9/1/34 | 1,750 | 1,867 |
| Decatur Hosp. Auth., Wise Regional Health, Series A, 5.25%, 9/1/29 | 1,000 | 1,093 |

| | | |
|---|---|---|
| Grand Parkway Transportation, Series A, 5.00%, 10/1/34 | 8,495 | 9,880 |
| Gulf Coast Authority, Exxon Mobil, Series A, VRDN, 1.43%, 6/1/30 (3) | 18,950 | 18,950 |
| Gulf Coast Authority, Exxon Mobil, Series B, VRDN, 1.43%, 6/1/25 (3) | 2,900 | 2,900 |
| Harris County, Tax Road, Series A, GO, 5.00%, 10/1/28 | 2,000 | 2,323 |
| Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health Sys., Series A, 5.00%, 12/1/20 | 1,855 | 1,985 |
| Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health Sys., Series A, 5.00%, 6/1/24 | 15,000 | 15,766 |
| Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health Sys., Series A, 5.00%, 12/1/24 | 2,155 | 2,474 |
| Harris County Health Fac. Dev., Memorial Hermann, Series B, 7.00%, 12/1/27 (Prerefunded 12/1/18) (1) | 2,225 | 2,267 |
| Harris County Metropolitan Transit Auth., Sales & Use Tax, Series A, 5.00%, 11/1/20 | 2,440 | 2,614 |
| Harris County Metropolitan Transit Auth., Sales & Use Tax, Series B, 5.00%, 11/1/20 | 5,135 | 5,502 |
| Harris County Toll Road Authority, Senior Lien, Series A, 5.00%, 8/15/31 | 3,000 | 3,522 |
| Harris County Toll Road Authority, Senior Lien, Series A, 5.00%, 8/15/32 | 2,550 | 2,982 |
| Houston, Series A, GO, 5.00%, 3/1/20 | 1,700 | 1,787 |
| Houston, Series A, GO, 5.00%, 3/1/21 | 3,960 | 4,276 |
| Houston, Series A, GO, 5.00%, 3/1/22 | 1,975 | 2,179 |
| Houston, Public Improvement, Series A, GO, 5.00%, 3/1/25 | 2,485 | 2,822 |
| Houston, Public Improvement, Series A, GO, 5.00%, 3/1/27 | 6,000 | 6,770 |
| Houston Airport, United Airlines, Terminal E, IDRB, 4.50%, 7/1/20 (3) | 1,730 | 1,802 |
| Houston Airport, United Airlines, Terminal E, IDRB, 4.75%, 7/1/24 (3) | 11,130 | 12,019 |
| Houston Airport, United Airlines, Terminal E, IDRB, 5.00%, 7/1/29 (3) | 10,200 | 11,028 |
| Houston Airport, United Airlines, Terminal Improvement, Series B-1, IDRB, 5.00%, 7/15/35 (3) | 3,250 | 3,486 |
| Houston Airport, United Airlines, Terminal Improvement, Series C, IDRB, 5.00%, 7/15/20 (3) | 7,600 | 7,993 |

| | | |
|---|---|---|
| Houston Combined Utility, Series C, 5.00%, 5/15/27 | 8,950 | 10,189 |
| Houston Combined Utility, Series C, 5.00%, 5/15/28 | 6,655 | 7,565 |
| Houston Independent School Dist., GO, 5.00%, 2/15/26 | 21,250 | 25,022 |
| Houston Independent School Dist., GO, 5.00%, 2/15/31 | 3,710 | 4,332 |
| Houston Independent School Dist., Series A, GO, 5.00%, 2/15/31 | 3,275 | 3,783 |
| Houston Independent School Dist., Series A, GO, 5.00%, 2/15/32 | 6,500 | 7,475 |
| Love Field Airport Modernization, Southwest Airlines, IDRB, 5.00%, 11/1/18 (3) | 3,345 | 3,373 |
| Lower Colorado River Auth., Transmission Services, Series A, 5.00%, 5/15/26 | 2,890 | 3,229 |
| Lower Colorado River Auth., Transmission Services, Series A, 5.00%, 5/15/28 | 9,800 | 10,917 |
| Lower Colorado River Auth., Transmission Services, Series A, 5.00%, 5/15/30 | 13,805 | 15,326 |
| Lower Colorado River Auth., Transmission Services, Series A, 5.00%, 5/15/31 | 10,000 | 11,087 |
| Lower Colorado River Auth., Transmission Services, Series A, 5.00%, 5/15/36 | 6,055 | 6,650 |
| Lower Colorado River Auth., Transmission Services, Series D, 5.00%, 5/15/30 | 4,450 | 5,025 |
| Lower Colorado River Auth., Transmission Services, Series D, 5.00%, 5/15/31 | 4,630 | 5,216 |
| Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/23 | 250 | 278 |
| Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/24 | 500 | 561 |
| Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/25 | 750 | 847 |
| Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/26 | 1,020 | 1,145 |
| Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/27 | 2,145 | 2,398 |
| Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/29 | 780 | 863 |
| Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/30 | 835 | 920 |
| North Texas Tollway Auth., Series A, 6.00%, 9/1/41 (Prerefunded 9/1/21) (1) | 6,675 | 7,479 |
| North Texas Tollway Auth., Series D, 5.25%, 9/1/27 (Prerefunded 9/1/21) (1) | 9,775 | 10,735 |

| | | |
|---|---|---|
| North Texas Tollway Auth., Dallas, Series C, 6.00%, 1/1/25 (Prerefunded 1/1/19) (1) | 3,000 | 3,058 |
| North Texas Tollway Auth., Dallas, Unrefunded Balance, Series C, 6.00%, 1/1/25 | 690 | 702 |
| North Texas Tollway Auth., First Tier, 5.00%, 1/1/25 | 2,090 | 2,233 |
| North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/20 | 2,350 | 2,460 |
| North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/22 | 2,195 | 2,414 |
| North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/23 | 3,580 | 4,015 |
| North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/25 | 2,000 | 2,231 |
| North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/26 | 900 | 1,000 |
| North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/27 | 5,525 | 6,256 |
| North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/29 | 3,185 | 3,461 |
| North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/31 | 1,250 | 1,428 |
| North Texas Tollway Auth., First Tier, Series B, 5.00%, 1/1/27 | 10,205 | 11,122 |
| North Texas Tollway Auth., First Tier, Series B, 5.00%, 1/1/28 | 7,440 | 8,103 |
| North Texas Tollway Auth., Second Tier, Series A, 5.00%, 1/1/34 | 5,000 | 5,579 |
| North Texas Tollway Auth., Second Tier, Series B, 5.00%, 1/1/25 | 2,000 | 2,224 |
| North Texas Tollway Auth., Second Tier, Series B, 5.00%, 1/1/26 | 700 | 777 |
| North Texas Tollway Auth., Second Tier, Series B, 5.00%, 1/1/30 | 6,530 | 7,434 |
| North Texas Tollway Auth., Second Tier, Series B, 5.00%, 1/1/31 | 2,000 | 2,268 |
| North Texas Tollway Auth., Second Tier, Series B, 5.00%, 1/1/31 | 10,400 | 11,558 |
| North Texas Tollway Auth., Second Tier, Series B, 5.00%, 1/1/32 | 1,400 | 1,600 |
| North Texas Tollway Auth., Second Tier, Series B, 5.00%, 1/1/33 | 3,910 | 4,447 |
| San Antonio Electric & Gas, 5.00%, 2/1/20 | 2,000 | 2,099 |
| San Antonio Electric & Gas, 5.00%, 2/1/21 | 5,240 | 5,653 |
| San Antonio Electric & Gas, 5.00%, 2/1/32 | 3,195 | 3,698 |
| San Antonio Electric & Gas, Refunding Balance, 5.00%, 2/1/31 | 2,250 | 2,622 |

| | | |
|---|---|---|
| San Antonio Electric & Gas, Refunding Balance, 5.00%, 2/1/32 | 3,000 | 3,476 |
| San Antonio Electric & Gas, Refunding Balance, 5.00%, 2/1/33 | 2,265 | 2,615 |
| San Antonio Independent School District, School Building, GO, 5.00%, 8/15/27 | 1,500 | 1,745 |
| San Antonio Independent School District, School Building, GO, 5.00%, 8/15/28 | 1,720 | 1,993 |
| San Antonio Independent School District, School Building, GO, 5.00%, 8/15/29 | 1,200 | 1,386 |
| San Antonio Independent School District, School Building, GO, 5.00%, 8/15/30 | 1,500 | 1,727 |
| Tarrant County Cultural Ed. Fac. Fin., Baylor Health, 5.00%, 11/15/18 | 1,340 | 1,354 |
| Tarrant County Cultural Ed. Fac. Fin., Baylor Health, 5.75%, 11/15/24 (Prerefunded 11/15/18) (1) | 1,625 | 1,646 |
| Tarrant County Cultural Ed. Fac. Fin., Baylor Health, 5.75%, 11/15/24 (Prerefunded 11/15/18) (1) | 2,135 | 2,162 |
| Tarrant County Cultural Ed. Fac. Fin., Baylor Health, 6.25%, 11/15/29 (Prerefunded 11/15/18) (1) | 3,375 | 3,423 |
| Tarrant County Cultural Ed. Fac. Fin., Baylor Health, 6.25%, 11/15/29 (Prerefunded 11/15/18) (1) | 1,420 | 1,440 |
| Tarrant County Cultural Ed. Fac. Fin., Baylor Health, 6.25%, 11/15/29 (Prerefunded 11/15/18) (1) | 205 | 208 |
| Tarrant County Cultural Ed. Fac. Fin., Scott & White Health, 5.00%, 8/15/20 (12) | 190 | 202 |
| Tarrant County Cultural Ed. Fac. Fin., Scott & White Health, 5.00%, 8/15/20 (12) | 2,380 | 2,539 |
| Tarrant County Cultural Ed. Fac. Fin., Scott & White Health, 5.25%, 8/15/21 (Prerefunded 8/15/20) (1) | 185 | 198 |
| Tarrant County Cultural Ed. Fac. Fin., Scott & White Health, 5.25%, 8/15/21 (Prerefunded 8/15/20) (1) | 2,315 | 2,479 |
| Tarrant County Cultural Ed. Fac. Fin., Scott & White Health, 5.25%, 8/15/22 (Prerefunded 8/15/20) (1) | 115 | 123 |
| Tarrant County Cultural Ed. Fac. Fin., Scott & White Health, 5.25%, 8/15/24 (Prerefunded 8/15/20) (1) | 280 | 300 |
| Tarrant County Cultural Ed. Fac. Fin., Scott & White Health, 5.25%, 8/15/25 (Prerefunded 8/15/20) (1) | 305 | 326 |
| Tarrant County Cultural Ed. Fac. Fin., Scott & White Health, Unrefunded Balance, 5.25%, 8/15/22 (Prerefunded 8/15/20) (1) | 1,465 | 1,569 |

| | | |
|---|---|---|
| Tarrant County Cultural Ed. Fac. Fin., Scott & White Health, Unrefunded Balance, 5.25%, 8/15/24 (Prerefunded 8/15/20) (1) | 3,505 | 3,753 |
| Tarrant County Cultural Ed. Fac. Fin., Scott & White Health, Unrefunded Balance, 5.25%, 8/15/25 (Prerefunded 8/15/20) (1) | 3,825 | 4,096 |
| Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources, 5.00%, 2/15/34 | 2,975 | 3,381 |
| Texas, Series A, GO, 5.00%, 8/1/20 | 1,000 | 1,066 |
| Texas, Water Fin. Assistance, Series B2, GO, 5.00%, 8/1/27 | 2,500 | 2,869 |
| Texas, Water Fin. Assistance, Series B2, GO, 5.00%, 8/1/28 | 1,600 | 1,830 |
| Texas A&M Univ., Board of Regents, Series D, 5.00%, 5/15/25 (Prerefunded 11/15/19) (1) | 7,325 | 7,647 |
| Texas Municipal Gas Acquisition & Supply I, Series A, 5.25%, 12/15/22 | 2,735 | 3,049 |
| Texas Municipal Gas Acquisition & Supply I, Series A, 5.25%, 12/15/25 | 4,450 | 5,139 |
| Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%, 12/15/26 | 36,610 | 42,583 |
| Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/26 | 325 | 355 |
| Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/27 | 2,000 | 2,179 |
| Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/28 | 28,165 | 30,587 |
| Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/29 | 8,535 | 9,247 |
| Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30 | 3,415 | 3,693 |
| Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/32 | 8,650 | 9,324 |
| Texas Transportation Commission, Central Texas Turnpike, Series B, 5.00%, 8/15/32 | 14,785 | 16,484 |
| Texas Transportation Commission, Central Texas Turnpike, Series C, 5.00%, 8/15/31 | 7,115 | 7,792 |
| Texas Transportation Commission, Mobility Fund, GO, 5.00%, 10/1/27 | 6,100 | 6,949 |
| Texas Transportation Commission, Mobility Fund, Series A, GO, 5.00%, 10/1/31 | 12,420 | 14,604 |
| Texas Transportation Commission, Mobility Fund, Series A, GO, 5.00%, 10/1/33 | 8,000 | 9,336 |
| Texas Transportation Commission, Mobility Fund, Series B, GO, 5.00%, 10/1/33 | 19,275 | 22,494 |

| | | |
|---|---|---|
| Texas Transportation Commission, State Highway, 1st Tier, 5.00%, 10/1/23 | 14,000 | 15,984 |
| Univ. of Texas, Board of Regents, Series B, 5.00%, 8/15/28 | 12,080 | 13,835 |
| | | 751,150 |

**Utah 0.7%**

| | | |
|---|---|---|
| Intermountain Power Agency, Power Supply, Series A, 5.00%, 7/1/19 | 2,350 | 2,424 |
| Salt Lake City Airport, Series A, 5.00%, 7/1/30 (3) | 2,200 | 2,531 |
| Salt Lake City Airport, Series A, 5.00%, 7/1/31 (3) | 2,500 | 2,863 |
| Salt Lake City Airport, Series A, 5.00%, 7/1/32 (3) | 925 | 1,055 |
| Utah, GO, 5.00%, 7/1/23 | 12,615 | 14,403 |
| Utah Transit Auth., Sales Tax, 5.00%, 6/15/25 (Prerefunded 6/15/22) (1) | 2,250 | 2,509 |
| Utah Transit Auth., Sales Tax, 5.00%, 6/15/26 (Prerefunded 6/15/22) (1) | 3,195 | 3,563 |
| Utah Transit Auth., Sales Tax, 5.00%, 6/15/27 (Prerefunded 6/15/22) (1) | 3,645 | 4,065 |
| Utah Transit Auth., Sales Tax, 5.00%, 6/15/28 (Prerefunded 6/15/22) (1) | 3,850 | 4,293 |
| | | 37,706 |

**Virginia 5.5%**

| | | |
|---|---|---|
| Alexandria, Series C, GO, 5.00%, 7/1/26 | 4,250 | 5,072 |
| Arlington County, Series A, GO, 5.00%, 8/1/23 | 6,300 | 7,038 |
| Arlington County, Public Improvement, Series A, 5.00%, 8/1/26 (Prerefunded 8/1/21) (1) | 1,800 | 1,965 |
| Arlington County, Public Improvement, Series A, 5.00%, 8/1/27 (Prerefunded 8/1/21) (1) | 1,550 | 1,692 |
| Botetourt County, Residential Care Fac., Series A, 4.75%, 7/1/23 | 2,365 | 2,438 |
| Chesterfield County Economic Dev. Auth., Virginia Electric & Power, Series A, PCR, 5.00%, 5/1/23 | 1,170 | 1,197 |
| Fairfax County, Series A, GO, 4.00%, 10/1/19 | 3,950 | 4,064 |
| Fairfax County, Series A, GO, 4.00%, 10/1/20 | 10,985 | 11,527 |

| | | |
|---|---|---|
| Fairfax County, Public Improvement, Series A, GO, 4.00%, 10/1/21 | 9,995 | 10,681 |
| Fairfax County IDA, Inova Health, Series B, 5.00%, 5/15/26 | 4,950 | 5,824 |
| Fairfax County IDA, Inova Health, Series D, 5.00%, 5/15/28 | 15,250 | 16,939 |
| Fairfax County Water Auth., 5.00%, 4/1/24 | 7,005 | 7,802 |
| Fredericksburg Economic Dev. Auth., Mary Washington Healthcare, 5.00%, 6/15/30 | 1,645 | 1,814 |
| Fredericksburg Economic Dev. Auth., Mary Washington Healthcare, 5.00%, 6/15/31 | 1,000 | 1,101 |
| Fredericksburg Economic Dev. Auth., Medicorp Health, 5.25%, 6/15/22 | 3,415 | 3,770 |
| Greater Richmond Convention Center Auth., Hotel Tax, 5.00%, 6/15/27 | 1,325 | 1,522 |
| Greater Richmond Convention Center Auth., Hotel Tax, 5.00%, 6/15/28 | 3,140 | 3,601 |
| Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%, 8/1/27 (Prerefunded 8/1/26) (1) | 1,190 | 1,408 |
| Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%, 8/1/27 | 2,280 | 2,696 |
| Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%, 7/1/29 | 3,890 | 4,461 |
| Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%, 8/1/30 | 3,635 | 4,250 |
| Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%, 8/1/31 | 5,700 | 6,642 |
| Lexington IDA, V.M.I Dev. Board, Series A, VR, 5.00%, 12/1/20 | 1,400 | 1,506 |
| Loudoun County, Public Improvement, Series A, GO, 5.00%, 12/1/25 | 4,875 | 5,783 |
| Norfolk Economic Dev. Auth., Bon Secours Health, Series B, 5.00%, 11/1/28 | 5,000 | 5,528 |
| Norfolk Economic Dev. Auth., Sentara Healthcare, Series B, VRDN, 5.00%, 11/1/48 (Tender 11/1/28) | 3,000 | 3,584 |
| Richmond Public Utility, Series A, 5.00%, 1/15/35 (Prerefunded 1/15/19) (1) | 6,500 | 6,607 |
| Upper Occoquan Sewage Auth., 5.00%, 7/1/29 | 13,835 | 16,095 |
| Virginia, Series D, GO, 5.00%, 6/1/20 | 5,000 | 5,144 |

| | | |
|---|---|---|
| Virginia College Building Auth., Public Higher Ed. Fin., Series A, 5.00%, 9/1/29 | 5,000 | 5,861 |
| Virginia College Building Auth., Public Higher Ed. Fin., Series A, 5.00%, 2/1/30 (Prerefunded 2/1/25) (1) | 13,800 | 16,137 |
| Virginia College Building Auth., Public Higher Ed. Fin., Series B, 5.00%, 9/1/22 | 3,000 | 3,198 |
| Virginia College Building Auth., Public Higher Ed. Fin., Unrefunded, Series A, 5.00%, 9/1/27 (Prerefunded 9/1/18) (1) | 2,680 | 2,688 |
| Virginia Commonwealth Board, Capital Project, 5.00%, 5/15/21 | 3,500 | 3,808 |
| Virginia Commonwealth Transportation Board, Series A, GAN, 5.00%, 9/15/23 (Prerefunded 3/15/22) (1) | 7,660 | 8,498 |
| Virginia Commonwealth Transportation Board, Series A, GAN, 5.00%, 9/15/24 (Prerefunded 3/15/22) (1) | 2,175 | 2,413 |
| Virginia Commonwealth Transportation Board, Series A, 5.00%, 5/15/25 | 5,500 | 6,435 |
| Virginia Commonwealth Transportation Board, Series A, GAN, 5.00%, 9/15/27 (Prerefunded 3/15/22) (1) | 5,000 | 5,547 |
| Virginia Commonwealth Transportation Board, Series A, 5.00%, 5/15/30 | 7,900 | 9,376 |
| Virginia Commonwealth Transportation Board, Series A, 5.00%, 5/15/32 | 7,075 | 8,327 |
| Virginia Commonwealth Transportation Board, Federal Highway Transportation, 5.00%, 9/15/30 | 5,000 | 5,845 |
| Virginia Commonwealth Transportation Board, Garvee, GAN, 5.00%, 3/15/25 | 3,950 | 4,609 |
| Virginia Commonwealth Transportation Board, Garvee, GAN, 5.00%, 3/15/31 | 8,540 | 10,073 |
| Virginia Commonwealth Transportation Board, Garvee, GAN, 5.00%, 9/15/31 | 6,725 | 7,926 |
| Virginia Public Building Auth., Series B, 5.00%, 8/1/23 (Prerefunded 8/1/19) (1) | 4,255 | 4,402 |
| Virginia Public Building Auth., Series B, 5.00%, 8/1/23 | 3,025 | 3,447 |
| Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%, 7/1/34 (3) | 28,100 | 29,826 |
| Virginia Small Business Fin. Auth., Elizabeth River Crossings, 5.25%, 1/1/32 (3) | 3,500 | 3,770 |
| Virginia Small Business Fin. Auth., Elizabeth River Crossings, 5.50%, 1/1/42 (3) | 11,315 | 12,255 |

| | | |
|---|---|---|
| Winchester Economic Dev. Auth., Valley Health, 5.00%, 1/1/30 | 250 | 284 |
| Winchester Economic Dev. Auth., Valley Health, 5.00%, 1/1/31 | 2,275 | 2,571 |
| Winchester Economic Dev. Auth., Valley Health, 5.00%, 1/1/33 | 3,000 | 3,354 |
| Winchester Economic Dev. Auth., Valley Health, Series A, 5.00%, 1/1/27 | 750 | 835 |
| Winchester Economic Dev. Auth., Valley Health, Series A, 5.00%, 1/1/28 | 450 | 499 |
| Winchester Economic Dev. Auth., Valley Health, Series A, 5.00%, 1/1/29 | 945 | 1,045 |
| | | 314,780 |

**Washington 2.9%**

| | | |
|---|---|---|
| Central Puget Sound Regional Transit Auth., Series S1, 5.00%, 11/1/31 | 13,625 | 15,684 |
| Central Puget Sound Regional Transit Auth., Series S1, 5.00%, 11/1/32 | 6,480 | 7,441 |
| Energy Northwest, Columbia Generating Station, Series A, 5.00%, 7/1/30 | 2,640 | 3,037 |
| Energy Northwest, Columbia Generating Station, Series A, 5.00%, 7/1/34 | 4,850 | 5,637 |
| Port of Seattle, 5.00%, 2/1/29 | 1,300 | 1,491 |
| Port of Seattle, Series A, 5.00%, 12/1/20 | 4,335 | 4,656 |
| Port of Seattle, Series A, 5.00%, 8/1/31 | 3,500 | 3,831 |
| Port of Seattle, Series B, 5.00%, 10/1/25 (3) | 4,845 | 5,594 |
| Port of Seattle, Series B, 5.00%, 3/1/32 | 2,000 | 2,246 |
| Port of Seattle, Series D, 5.00%, 5/1/27 (3) | 5,750 | 6,677 |
| Washington, Motor Vehicle Fuel Tax, Series 2016B, GO, 5.00%, 8/1/29 | 7,415 | 8,588 |
| Washington, Motor Vehicle Fuel Tax, Series R-2013B, GO, 5.00%, 7/1/26 | 4,130 | 4,565 |
| Washington, Motor Vehicle Fuel Tax, Series R-2013D, GO, 5.00%, 7/1/21 | 4,490 | 4,900 |
| Washington, Motor Vehicle Fuel Tax, Series R-2015D, GO, 5.00%, 7/1/29 | 12,850 | 14,726 |
| Washington, Motor Vehicle Fuel Tax, Series R-2015D, GO, 5.00%, 7/1/32 | 9,200 | 10,444 |

| | | |
|---|---|---|
| Washington, Various Purpose, Series A, GO, 5.00%, 8/1/34 | 15,540 | 18,028 |
| Washington, Various Purpose, Series A, GO, 5.00%, 8/1/35 | 5,810 | 6,720 |
| Washington, Various Purpose, Series R-2015E, GO, 5.00%, 7/1/20 | 1,400 | 1,488 |
| Washington, Various Purpose, Series R-2017A, GO, 5.00%, 8/1/33 | 4,500 | 5,184 |
| Washington, Various Purpose, Series R-2017A, GO, 5.00%, 8/1/34 | 5,000 | 5,737 |
| Washington, Various Purpose, Series R-2018D, GO, 5.00%, 8/1/34 | 18,485 | 21,444 |
| Washington Health Care Fac. Auth., Overlake Hosp. Medical Center, 5.00%, 7/1/19 (12) | 1,045 | 1,078 |
| Washington Health Care Fac. Auth., Overlake Hosp. Medical Center, 5.25%, 7/1/21 (Prerefunded 7/1/20) (1) | 1,500 | 1,600 |
| Washington Health Care Fac. Auth., Overlake Hosp. Medical Center, 5.25%, 7/1/22 (Prerefunded 7/1/20) (1) | 2,000 | 2,133 |
| Washington Health Care Fac. Auth., Overlake Hosp. Medical Center, 5.25%, 7/1/23 (Prerefunded 7/1/20) (1) | 2,580 | 2,752 |
| | | 165,681 |

**Wisconsin 1.6%**

| | | |
|---|---|---|
| Wisconsin, Series 2, GO, 5.00%, 11/1/20 | 3,500 | 3,757 |
| Wisconsin, Series 2, GO, 5.00%, 5/1/25 | 4,925 | 5,446 |
| Wisconsin, Series 3, GO, 5.00%, 11/1/29 | 13,500 | 16,008 |
| Wisconsin, Series 3, GO, 5.00%, 11/1/30 | 13,740 | 16,222 |
| Wisconsin, Series 3, GO, 5.00%, 11/1/32 | 10,835 | 12,718 |
| Wisconsin, Series A, GO, 5.00%, 5/1/20 | 2,000 | 2,117 |
| Wisconsin, Series A, 5.00%, 5/1/34 | 14,545 | 16,586 |
| Wisconsin, Series B, GO, 5.00%, 5/1/28 (Prerefunded 5/1/22) (1) | 1,750 | 1,946 |
| Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/23 | 515 | 589 |
| Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/24 | 950 | 1,089 |
| Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/25 | 1,420 | 1,646 |
| Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/27 | 1,700 | 2,003 |

| | | |
|---|---|---|
| Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/29 | 770 | 895 |
| Wisconsin PFA, Mary Woods at Marylhurst, Series A, 5.00%, 5/15/22 (4) | 410 | 442 |
| Wisconsin PFA, Mary Woods at Marylhurst, Series A, 5.00%, 5/15/24 (4) | 1,735 | 1,902 |
| Wisconsin PFA, Mary Woods at Marylhurst, Series A, 5.00%, 5/15/27 (4) | 1,950 | 2,155 |
| Wisconsin PFA, Mary Woods at Marylhurst, Series A, 5.00%, 5/15/31 (4) | 1,220 | 1,327 |
| Wisconsin PFA, National Gypsum, IDRB, 5.25%, 4/1/30 (3) | 5,000 | 5,334 |
| | | 92,182 |
| **Wyoming 0.0%** | | |
| Uinta County, Chevron, VRDN, 1.40%, 8/15/20 | 900 | 900 |
| | | 900 |
| **Total Investments in Securities** | | |
| **99.5% of Net Assets (Cost $5,586,714)** | | **$ 5,668,979** |

‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Prerefunded date is used in determining portfolio maturity.
(2) When-issued security
(3) Interest subject to alternative minimum tax
(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at July 31, 2018 amounts to $36,204 and represents 0.6% of net assets.
(5) Distressed security. Currently making payment-in-kind.
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) Insured by Assured Guaranty Municipal Corp.
(8) Insured by AMBAC Assurance Corporation
(9) In default with respect to payment of principal and interest.
(10) Non-income producing
(11) In default with respect to payment of interest.
(12) Escrowed to maturity
(13) Insured by National Public Finance Guarantee Corporation
(14) Insured by Financial Guaranty Insurance Company
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Summit Municipal Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Intermediate Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying Portfolio of Investments may differ from the value ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class's net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On July 31, 2018, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values. There were no material transfers between Levels 1 and 2 during the period ended July 31, 2018.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

When-Issued Securities
The fund may enter into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

Unaudited

Portfolio of Investments‡

(Amounts in 000s)

| | Par | $ Value |
|---|---|---|
| **MUNICIPAL SECURITIES 99.8%** | | |
| **Alabama 0.8%** | | |
| Southeast Alabama Gas Supply District, Series A, VRDN 4.00% 6/1/49 (Tender 6/1/24) (1) | 14,350 | 15,261 |
| | | 15,261 |
| **Alaska 0.2%** | | |
| Alaska Housing Fin., Series A, VRDN, 1.52%, 6/1/32 (2) | 3,500 | 3,500 |
| | | 3,500 |
| **Arizona 0.4%** | | |
| Arizona HFA, Banner Health, Series B, FRN, 67% of 3M USD LIBOR + .81%, 2.376%, 1/1/37 | 750 | 710 |
| Phoenix Civic Improvement, Sky Harbor Int'l Airport, Series A 5.00%, 7/1/47 (2) | 3,000 | 3,339 |
| Phoenix IDA, Series A, 5.00%, 7/1/42 | 3,250 | 3,564 |
| | | 7,613 |
| **Arkansas 0.2%** | | |
| Arkansas Dev. Fin. Auth., Washington Regional Medical Center Series B, 5.00%, 2/1/20 | 615 | 643 |
| Arkansas Dev. Fin. Auth., Washington Regional Medical Center Series B, 5.00%, 2/1/21 | 465 | 498 |
| Arkansas Dev. Fin. Auth., Washington Regional Medical Center Series B, 5.00%, 2/1/22 | 380 | 415 |
| Arkansas Dev. Fin. Auth., Washington Regional Medical Center Series B, 5.00%, 2/1/23 | 600 | 665 |
| Arkansas Dev. Fin. Auth., Washington Regional Medical Center Series B, 5.00%, 2/1/24 | 800 | 893 |
| | | 3,114 |

**California 14.3%**

| | | |
|---|---|---|
| ABAG Fin. Auth. for Nonprofit, Sharp Healthcare, Series A, 5.00%, 8/1/43 | 6,500 | 7,086 |
| Anaheim Housing & Public Improvements Auth., Electric Utility Distribution, Series A, 5.00%, 10/1/36 (Prerefunded 10/1/21) (1) | 1,020 | 1,127 |
| Anaheim Housing & Public Improvements Auth., Electric Utility Distribution, Unrefunded Balance, Series A, 5.00%, 10/1/36 | 1,380 | 1,498 |
| Bay Area Toll Auth., San Francisco Bay Area Toll Bridge, Series F-1, 5.00%, 4/1/54 | 6,000 | 6,617 |
| Bay Area Toll Auth., San Francisco Bay Area Toll Bridge, Series F-1, 5.625%, 4/1/44 (Prerefunded 4/1/19) (1) | 7,830 | 8,058 |
| California, GO, 5.25%, 9/1/25 | 5,000 | 5,529 |
| California, Economic Recovery, Series A, 5.25%, 7/1/21 (Prerefunded 7/1/19) (1) | 2,540 | 2,631 |
| California, Economic Recovery, Series A, 5.25%, 7/1/21 (Prerefunded 7/1/19) (1) | 1,460 | 1,512 |
| California, Various Purpose, GO, 4.00%, 9/1/34 | 6,250 | 6,663 |
| California, Various Purpose, GO, 5.00%, 9/1/31 | 5,000 | 5,649 |
| California, Various Purpose, GO, 5.00%, 9/1/31 | 5,000 | 5,465 |
| California, Various Purpose, GO, 5.00%, 10/1/39 | 3,550 | 4,015 |
| California, Various Purpose, GO, 5.50%, 3/1/40 | 2,970 | 3,142 |
| California, Various Purpose, GO, 5.60%, 3/1/36 | 1,175 | 1,246 |
| California Dept. of Water Resources, Power Supply, Series L 5.00%, 5/1/22 (Prerefunded 5/1/20) (1) | 1,705 | 1,810 |
| California Dept. of Water Resources, Power Supply, Series L 5.00%, 5/1/22 | 1,045 | 1,107 |
| California EFA, Univ. of Southern California, Series A, 5.25% 10/1/38 (Prerefunded 10/1/18) (1) | 2,225 | 2,240 |
| California HFA, Cedars-Sinai Medical Center, 5.00%, 11/15/28 | 850 | 1,005 |
| California HFA, Cedars-Sinai Medical Center, 5.00%, 11/15/32 | 185 | 216 |
| California HFA, Cedars-Sinai Medical Center, 5.00%, 11/15/33 | 1,630 | 1,901 |
| California HFA, Kaiser Permanente, Series D, VRDN, 5.00% 11/1/32 (Tender 11/1/22) | 1,875 | 2,109 |
| California HFA, Memorial Health Services, Series A, 5.00% 10/1/33 | 2,750 | 3,063 |

| | | |
|---|---|---|
| California HFA, Providence, Series C, 6.50%, 10/1/38 (Prerefunded 10/1/18) (1) | 20 | 20 |
| California HFA, Providence, Series C, 6.50%, 10/1/38 (Prerefunded 10/1/18) (1) | 980 | 989 |
| California HFA, Sutter Health, Series A, 5.00%, 11/15/35 | 1,500 | 1,738 |
| California HFA, Sutter Health, Series A, 5.00%, 8/15/52 | 13,050 | 14,198 |
| California HFA, Sutter Health, Series D, 5.25%, 8/15/31 | 3,050 | 3,364 |
| California Municipal Fin. Auth., Caritas Affordable Housing Series A, 5.25%, 8/15/39 | 700 | 766 |
| California Municipal Fin. Auth., Caritas Affordable Housing Series A, 5.25%, 8/15/49 | 1,925 | 2,093 |
| California Municipal Finance Auth., 5.00%, 12/31/36 (2) | 3,250 | 3,670 |
| California Municipal Finance Auth., 5.00%, 12/31/43 (2) | 4,050 | 4,537 |
| California Public Works Board, California State Univ., Series B 5.00%, 10/1/30 (Prerefunded 10/1/21) (1) | 1,500 | 1,658 |
| California Public Works Board, California State Univ., Series B 5.25%, 10/1/27 (Prerefunded 10/1/21) (1) | 1,460 | 1,625 |
| California Public Works Board, Judicial Council, Series A 5.00%, 3/1/38 | 2,250 | 2,480 |
| California Public Works Board, Judicial Council, Series B 5.00%, 10/1/34 | 5,100 | 5,796 |
| California Public Works Board, Regents of the Univ. of California, Series G, 5.00%, 12/1/28 (Prerefunded 12/1/21) (1) | 4,000 | 4,441 |
| California School Fin. Auth., Aspire Public Schools, 5.00% 8/1/36 (3) | 1,600 | 1,722 |
| California School Fin. Auth., Aspire Public Schools, 5.00% 8/1/41 (3) | 1,750 | 1,872 |
| California State Univ., Trustees, Series A, 5.25%, 11/1/38 (Prerefunded 5/1/19) (1) | 5,000 | 5,149 |
| California Statewide CDA, American Baptist Homes of the West 6.25%, 10/1/39 | 3,000 | 3,130 |
| California Statewide CDA, CHF-Irvine, Univ. of California Student Housing Irvine East Campus Apartments, Series A, 5.00%, 5/15/47 | 4,000 | 4,469 |
| California Statewide CDA, Huntington Memorial Hosp., Series B 5.00%, 7/1/28 | 2,910 | 3,272 |

| | | |
|---|---|---|
| California Statewide CDA, Loma Linda Univ. Medical Center Series A, 5.25%, 12/1/56 (3) | 1,975 | 2,117 |
| California Statewide CDA, Polytechnic School, 5.00%, 12/1/29 | 1,225 | 1,279 |
| Golden State Tobacco Securitization, Tobacco Industry, Series A, 5.00%, 6/1/34 | 5,000 | 5,623 |
| Golden State Tobacco Securitization, Tobacco Industry, Series A, 5.00%, 6/1/35 | 2,955 | 3,316 |
| Golden State Tobacco Securitization, Tobacco Industry, Series A, 5.00%, 6/1/45 | 2,500 | 2,782 |
| Golden State Tobacco Securitization, Tobacco Industry, Series A-1, 5.00%, 6/1/47 | 1,925 | 1,976 |
| Inland Valley Dev. Agency, Tax Allocation, Series A, 5.00% 9/1/44 (4) | 1,925 | 2,090 |
| Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25% 9/1/37 | 4,130 | 4,613 |
| Irvine Unified School Dist., Special Tax, Series D, 5.00%, 3/1/57 | 2,620 | 2,906 |
| Los Angeles Airport, Series A, 5.25%, 5/15/39 | 5,520 | 5,674 |
| Los Angeles County Public Works Fin. Auth., 5.00%, 8/1/29 | 2,000 | 2,224 |
| Los Angeles County Public Works Fin. Auth., 5.00%, 8/1/37 | 2,000 | 2,203 |
| Los Angeles County Public Works Fin. Auth., Series A, 5.00% 12/1/33 | 2,805 | 3,206 |
| Los Angeles County Regional Fin. Auth., MonteCedro, Series A 5.00%, 11/15/34 | 1,000 | 1,109 |
| Los Angeles Municipal Improvement, Real Property, Series C 5.00%, 3/1/30 | 1,480 | 1,630 |
| Los Angeles Municipal Improvement, Real Property, Series C 5.00%, 3/1/31 | 1,555 | 1,711 |
| Los Angeles Municipal Improvement, Real Property, Series C 5.00%, 3/1/32 | 705 | 775 |
| Los Angeles Unified School Dist., Series A, GO, 4.00%, 7/1/33 | 2,500 | 2,658 |
| Palm Springs, Int'l Airport, 5.45%, 7/1/20 (2) | 365 | 365 |
| Rancho Cucamonga Redev. Agency, 5.00%, 9/1/30 (4) | 1,000 | 1,144 |
| Rancho Cucamonga Redev. Agency, 5.00%, 9/1/31 (4) | 2,800 | 3,191 |
| Rancho Cucamonga Redev. Agency, 5.00%, 9/1/32 (4) | 2,620 | 2,976 |
| Ridgecrest Redev. Agency, Tax Allocation, 6.25%, 6/30/37 (Prerefunded 6/30/20) (1) | 2,000 | 2,179 |

| | | |
|---|---|---|
| Sacramento County Airport, Series C, 5.00%, 7/1/37 (2) | 2,000 | 2,296 |
| Sacramento County Sanitation Dist. Fin. Auth., Series B, FRN 67% of 3M USD LIBOR + 0.53%, 2.071%, 12/1/35 (5) | 700 | 678 |
| San Diego County Regional Airport Auth., Series A, 5.00% 7/1/40 | 5,000 | 5,293 |
| San Diego County Regional Airport Auth., Series B, 5.00% 7/1/43 (2) | 7,000 | 7,652 |
| San Diego Public Fac. Fin. Auth., Water, Series B, 5.50% 8/1/39 (Prerefunded 8/1/19) (1) | 10,000 | 10,414 |
| San Diego Redev. Fin. Auth., Tax Allocation, Naval Training Center, Series A, 5.00%, 9/1/25 (Prerefunded 9/1/20) (1) | 500 | 536 |
| San Francisco City & County Airport Commission, San Francisco Int'l Airport, Series E, 6.00%, 5/1/39 (Prerefunded 5/1/19) (1) | 235 | 243 |
| San Francisco City & County Airport Commission, San Francisco Int'l Airport, Series E, 6.00%, 5/1/39 | 2,765 | 2,858 |
| San Francisco City & County Airport Commission, San Francisco Int'l Airport, Series F, 5.00%, 5/1/40 | 2,870 | 3,026 |
| San Francisco City & County Redev. Agency, Mission Bay North, Series C, 6.75%, 8/1/41 (Prerefunded 2/1/21) (1) | 750 | 846 |
| San Jose Redev. Agency, Housing Set-Aside, Series A-1 5.375%, 8/1/29 (Prerefunded 8/1/20) (1) | 1,350 | 1,454 |
| San Marcos Redev. Agency, Successor Agency Tax, Series A 5.00%, 10/1/30 | 1,550 | 1,799 |
| San Marcos Redev. Agency, Successor Agency Tax, Series A 5.00%, 10/1/33 | 1,125 | 1,286 |
| San Mateo City, Bay Meadows Community Fac. Dist. No. 2008-1 Special Tax, 5.875%, 9/1/32 | 1,375 | 1,525 |
| Torrance, Memorial Medical Center, Series A, 5.00%, 9/1/40 | 2,000 | 2,094 |
| Univ. of California Regents, Series AR, 5.00%, 5/15/35 | 1,500 | 1,734 |
| Univ. of California Regents, Series M, 5.00%, 5/15/47 | 5,000 | 5,705 |
| Univ. of California Regents, Series O, 5.50%, 5/15/58 | 9,250 | 11,008 |
| | | 258,872 |

**Colorado 2.6%**

| | | |
|---|---|---|
| Colorado HFA, Adventisrt Health/Sunbelt, Series A, 5.00%, 11/15/41 | 5,000 | 5,565 |

| | | |
|---|---|---|
| Colorado HFA, Catholic Health Initiatives, Series A, 5.25% 1/1/40 | 7,185 | 7,689 |
| Colorado HFA, Catholic Health Initiatives, Series A, 5.25% 1/1/45 | 10,000 | 10,680 |
| Colorado HFA, Frasier Meadows Manor, Series B, 5.00% 5/15/48 | 1,085 | 1,127 |
| Colorado HFA, Sunny Vista Living Center, Series A, 6.125% 12/1/45 (3) | 1,070 | 1,128 |
| Colorado HFA, Sunny Vista Living Center, Series A, 6.25% 12/1/50 (3) | 650 | 688 |
| Colorado High Performance Transportation, C-470 Express Lanes, 5.00%, 12/31/47 | 1,765 | 1,914 |
| Colorado High Performance Transportation, C-470 Express Lanes, 5.00%, 12/31/51 | 1,925 | 2,082 |
| Colorado High Performance Transportation, C-470 Express Lanes, 5.00%, 12/31/56 | 1,440 | 1,555 |
| Colorado Int'l. Center Metropolitan Dist. No. 14, 5.875% 12/1/46 | 1,340 | 1,417 |
| Denver City & County Airport, Series B, 5.00%, 11/15/43 | 1,250 | 1,387 |
| Denver City & County Airport, United Airlines, 5.00%, 10/1/32 (2) | 1,000 | 1,072 |
| Univ. of Colorado, Series A, 5.375%, 6/1/38 (Prerefunded 6/1/19) (1) | 10,000 | 10,318 |
| | | 46,622 |

**Connecticut 0.4%**

| | | |
|---|---|---|
| Connecticut Special Tax Obligation, Transportation Infrastructure, Series A, 5.00%, 1/1/33 | 6,300 | 7,079 |
| Mashantucket Western Pequot Tribe, 6.05%, (PIK), 7/1/31 (6)(7) | 1,156 | 36 |
| | | 7,115 |

**Delaware 1.1%**

| | | |
|---|---|---|
| Delaware HFA, Christiana Care, Series A, VRDN, 1.45% 10/1/38 | 8,450 | 8,450 |
| Delaware Municipal Electric, 5.00%, 7/1/37 | 5,000 | 5,336 |

| | | |
|---|---|---|
| Delaware State Economic Dev. Auth., 5.00%, 11/15/48 | 6,000 | 6,632 |
| | | 20,418 |
| **District of Columbia 2.9%** | | |
| District of Columbia, American Sociiety of Hematology, 5.00% 7/1/42 | 1,850 | 2,000 |
| District of Columbia, Income Tax, Series A, 5.50%, 12/1/30 | 2,000 | 2,100 |
| District of Columbia, Ingleside at Rock Creek, Series A, 5.00% 7/1/32 | 1,825 | 1,948 |
| District of Columbia, Ingleside at Rock Creek, Series A, 5.00% 7/1/37 | 510 | 537 |
| District of Columbia, Ingleside at Rock Creek, Series A, 5.00% 7/1/42 | 700 | 735 |
| District of Columbia, Ingleside at Rock Creek, Series A, 5.00% 7/1/52 | 1,325 | 1,381 |
| District of Columbia, Tobacco Settlement Financing, Series A, Zero Coupon, 6/15/46 | 8,000 | 1,403 |
| District of Columbia, Water & Sewer Auth., Series A, 5.00%, 10/1/48 | 5,000 | 5,520 |
| Metropolitan Washington Airports Auth., 5.00%, 10/1/42 (2) | 3,200 | 3,603 |
| Metropolitan Washington Airports Auth., Series 2010A, 5.00%, 10/1/29 | 1,275 | 1,359 |
| Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/43 (2) | 3,175 | 3,608 |
| Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/48 (2) | 9,725 | 11,035 |
| Metropolitan Washington Airports Auth., Series B, 5.25%, 10/1/24 | 3,500 | 3,646 |
| Metropolitan Washington Airports Auth., Dulles Toll Road, Series A, 5.25%, 10/1/44 | 4,150 | 4,296 |
| Metropolitan Washington Airports Auth., Dulles Toll Road, Series B, STEP, 10/1/44 | 2,150 | 2,715 |
| Washington DC Convention & Sports Auth., Convention Center Hotel, Series A, 5.00%, 10/1/40 | 3,000 | 3,162 |
| Washington Metropolitan Area Transit Auth., Series A, 5.25%, 7/1/29 (Prerefunded 7/1/19) (1) | 2,565 | 2,652 |
| | | 51,700 |

**Florida 9.8%**

| | | |
|---|---|---|
| Alachua County HFA, East Ridge Retirement Village, 6.00%, 11/15/34 | 2,500 | 2,626 |
| Alachua County HFA, Shands Teaching Hosp. & Clinics, Series A, 5.00%, 12/1/44 | 5,630 | 6,076 |
| Brevard County HFA, Health First, 5.00%, 4/1/39 | 3,000 | 3,242 |
| Broward County Airport, 5.00%, 10/1/47 (2) | 15,460 | 17,277 |
| Broward County Airport, Series O, 5.375%, 10/1/29 | 5,345 | 5,571 |
| Broward County Half-Cent Sales Tax, Main Courthouse, Series A, 5.25%, 10/1/36 (Prerefunded 10/1/20) (1) | 2,415 | 2,599 |
| Central Florida Expressway Auth., 5.00%, 7/1/42 | 5,230 | 5,964 |
| Central Florida Expressway Auth., Series B, 5.00%, 7/1/34 | 1,800 | 2,057 |
| Davie Ed. Fac., Series A, Series A, 6.00%, 4/1/42 | 3,685 | 4,161 |
| Florida Higher Ed. Facilities Financial Auth., Series A1, 5.00%, 6/1/48 (3) | 4,220 | 4,451 |
| Florida Municipal Power Agency, Series A, 5.00%, 10/1/31 (Prerefunded 10/1/18) (1) | 170 | 171 |
| Florida Municipal Power Agency, All Requirements, Series A, 5.00%, 10/1/31 (Prerefunded 10/1/18) (1) | 955 | 961 |
| Florida Municipal Power Agency, All Requirements, Series A, 6.25%, 10/1/31 (Prerefunded 10/1/19) (1) | 1,000 | 1,055 |
| Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/52 (2) | 1,500 | 1,666 |
| Highlands County HFA, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37 (Prerefunded 11/15/19) (1) | 5 | 5 |
| Highlands County HFA, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37 | 1,995 | 2,116 |
| Jacksonville, Better Jacksonville, Series A, 5.00%, 10/1/30 | 3,000 | 3,295 |
| Jacksonville, Educational Facilities, Series B, 5.00%, 6/1/53 (3) | 1,800 | 1,884 |
| Jacksonville, Transit, Series A, 5.00%, 10/1/30 | 2,450 | 2,693 |
| Jacksonville, Transit, Series A, 5.00%, 10/1/31 | 1,900 | 2,084 |
| Lakewood Ranch Stewardship Dist., Special Assessment National Polo Run, 5.375%, 5/1/47 | 1,400 | 1,480 |
| Martin County HFA, Martin Memorial Medical Center, 5.00%, 11/15/45 | 3,750 | 3,933 |

| | | |
|---|---|---|
| Miami-Dade County Aviation, 5.00%, 10/1/41 | 5,750 | 6,541 |
| Miami-Dade County Aviation, Series A, 5.00%, 10/1/28 (2) | 3,580 | 3,915 |
| Miami-Dade County Aviation, Series A, 5.00%, 10/1/31 (2) | 5,000 | 5,444 |
| Miami-Dade County Aviation, Series A-1, 5.375%, 10/1/35 | 5,750 | 6,156 |
| Miami-Dade County Aviation, Series A-1, 5.375%, 10/1/41 | 2,005 | 2,149 |
| Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%, 4/1/40 | 11,375 | 12,616 |
| Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%, 4/1/45 | 5,000 | 5,530 |
| Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%, 4/1/53 | 10,000 | 11,134 |
| Orange County HFA, Nemours Foundation, Series A, 5.00%, 1/1/22 | 1,910 | 1,937 |
| Orlando-Orange County Expressway Auth., 5.00%, 7/1/32 | 1,505 | 1,674 |
| OTC Community Dev. Dist., Jacksonville, Special Assessment, Series A, 5.30%, 5/1/38 | 395 | 391 |
| Palm Beach County HFA, 5.00%, 11/15/45 | 2,575 | 2,846 |
| Palm Beach County HFA, Sinai Residences of Boca Raton, Series A, 7.25%, 6/1/34 | 685 | 782 |
| Palm Beach County HFA, Sinai Residences of Boca Raton, Series A, 7.50%, 6/1/49 | 250 | 287 |
| Paseo Community Dev. Dist., 5.00%, 2/1/19 (8)(9) | 405 | – |
| Paseo Community Dev. Dist., Capital Appreciation, Series A-2, Zero Coupon, 5/1/36 | 475 | 160 |
| Paseo Community Dev. Dist., Special Assessment, Series A-1, 5.40%, 5/1/36 | 65 | 65 |
| Reedy Creek Improvement Dist., Series A, GO, 5.00%, 6/1/26 | 3,000 | 3,401 |
| South Miami HFA, Baptist South Florida, 5.00%, 8/15/47 | 3,250 | 3,649 |
| Tampa, Baycare Health, Series A, 5.00%, 11/15/46 | 14,250 | 15,767 |
| Tampa Hillsborough County Expressway, 5.00%, 7/1/47 | 15,000 | 16,893 |
| | | 176,704 |

**Georgia 4.4%**

| | | |
|---|---|---|
| Atlanta Airport, Series B, 5.00%, 1/1/33 | 2,500 | 2,817 |

| | | |
|---|---|---|
| Atlanta Dev. Auth., Stadium, Series A1, 5.25%, 7/1/40 | 2,275 | 2,589 |
| Atlanta Dev. Auth., Stadium, Series A1, 5.25%, 7/1/44 | 10,000 | 11,355 |
| Atlanta Water & Sewer, Wastewater, Series A, 6.25%, 11/1/34 (Prerefunded 11/1/19) (1) | 1,000 | 1,058 |
| Cobb County Kennestone Hosp. Auth., Series B, 5.50%, 4/1/37 (Prerefunded 4/1/20) (1)(10) | 1,170 | 1,243 |
| Cobb County Kennestone Hosp. Auth., WellStar Health, Series A, 5.00%, 4/1/42 | 1,000 | 1,106 |
| Dalton, GO, 5.00%, 2/1/42 | 8,750 | 10,156 |
| DeKalb County Water & Sewer, 5.00%, 10/1/32 | 2,000 | 2,218 |
| Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%, 4/1/37 | 1,325 | 1,472 |
| Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%, 4/1/42 | 4,920 | 5,444 |
| Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%, 4/1/47 | 2,050 | 2,255 |
| Fulton County Dev. Auth., Woodruff Arts Center, Series A, 5.00%, 3/15/36 | 2,625 | 2,903 |
| Fulton County Dev. Auth., Woodruff Arts Center, Series B, 5.25%, 3/15/24 | 2,000 | 2,044 |
| Gainesville & Hall CDA, ACTS Retirement Communities, 5.00%, 11/15/33 | 2,000 | 2,220 |
| Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series A, 5.25%, 8/15/49 | 11,000 | 12,376 |
| Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series A, 5.375%, 2/15/40 (Prerefunded 2/15/20) (1) | 2,145 | 2,263 |
| Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series A, 5.375%, 2/15/40 | 665 | 701 |
| Georgia Private Colleges & Univ. Auth., Emory Univ., Series B, 5.00%, 10/1/38 | 2,925 | 3,359 |
| Griffin-Spalding County Hosp. Auth., WellStar Health, Series A, 5.00%, 4/1/37 | 1,500 | 1,667 |
| Main Street Natural Gas, Georgia Municipal Gas Auth., Series B, 5.00%, 3/15/20 | 2,000 | 2,095 |
| Main Street Natural Gas, Georgia Municipal Gas Auth., Series C, VRDN, 4.00%, 8/1/48 (Tender 12/1/23) | 6,400 | 6,821 |
| Municipal Electric Auth. of Georgia, 5.70%, 1/1/19 (5)(11) | 95 | 97 |

| | | |
|---|---|---|
| Savannah Hosp. Auth., Saint Joseph's/Candler Health, Series A, 5.50%, 7/1/31 | 1,870 | 2,105 |
| | | 80,364 |

**Idaho 0.4%**

| | | |
|---|---|---|
| Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/39 | 6,335 | 6,900 |
| | | 6,900 |

**Illinois 3.3%**

| | | |
|---|---|---|
| Chicago Board of Education, Series A, GO, 5.00%, 12/1/24 (4) | 1,000 | 1,107 |
| Chicago Midway Airport, Series A, 5.00%, 1/1/33 (2) | 3,600 | 3,914 |
| Chicago Midway Airport, Series A, 5.00%, 1/1/34 (2) | 2,400 | 2,606 |
| Chicago O'Hare Int'l. Airport, 5.25%, 1/1/19 (2) | 2,000 | 2,030 |
| Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27 (2) | 5,000 | 5,589 |
| Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/28 | 2,160 | 2,429 |
| Chicago O'Hare Int'l. Airport, Series C, 6.50%, 1/1/41 (Prerefunded 1/1/21) (1) | 2,000 | 2,220 |
| Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/47 | 3,725 | 4,138 |
| Chicago Wastewater, Series C, 5.00%, 1/1/31 | 1,400 | 1,525 |
| Cook County, Series C, GO, 5.00%, 11/15/29 | 1,750 | 1,893 |
| Cook County, Series C, GO, 5.00%, 11/15/33 | 2,740 | 2,921 |
| Illinois, GO, 5.50%, 7/1/38 | 4,500 | 4,737 |
| Illinois Fin. Auth., Presence Health, Series C, 5.00%, 2/15/34 | 435 | 496 |
| Illinois Fin. Auth., Presence Health, Series C, 5.00%, 2/15/36 | 640 | 726 |
| Illinois Fin. Auth., Presence Health, Series C, 5.00%, 2/15/41 | 1,855 | 2,095 |
| Illinois Fin. Auth., Rush Univ. Medical Center, Series C, 6.625%, 11/1/39 (Prerefunded 5/1/19) (1) | 1,000 | 1,038 |
| Illinois Toll Highway Auth., Series C, 5.00%, 1/1/37 | 5,000 | 5,515 |
| Metropolitan Pier & Exposition Auth., McCormick Place, Series A, 5.00%, 6/15/57 | 1,100 | 1,171 |
| Metropolitan Pier & Exposition Auth., McCormick Place, Series A, 5.50%, 6/15/50 (Prerefunded 6/15/20) (1) | 730 | 780 |

| | | |
|---|---|---|
| Metropolitan Pier & Exposition Auth., McCormick Place, Series A, 5.50%, 6/15/50 | 2,270 | 2,326 |
| Metropolitan Pier & Exposition Auth., McCormick Place, Series B2, 5.25%, 6/15/50 | 7,000 | 7,141 |
| Regional Transportation Auth., Series A, 6.00%, 7/1/33 (5) | 2,000 | 2,526 |
| | | 58,923 |

**Indiana 0.9%**

| | | |
|---|---|---|
| Indiana Fin. Auth., Duke Energy, Series A-5, VRDN, 1.40%, 10/1/40 | 2,650 | 2,650 |
| Indiana Fin. Auth., Ohio River Bridges, Series A, 5.00%, 7/1/48 (2) | 1,750 | 1,858 |
| Indiana Fin. Auth., Ohio River Bridges, Series A, 5.25%, 1/1/51 (2) | 5,440 | 5,826 |
| Indiana Fin. Auth., U.S. Steel, IDRB, 6.00%, 12/1/26 | 1,000 | 1,025 |
| Valparaiso, Pratt Paper, 6.75%, 1/1/34 (2) | 2,000 | 2,331 |
| Valparaiso, Pratt Paper, 7.00%, 1/1/44 (2) | 500 | 586 |
| Vigo County Hosp. Auth., Union Hosp., 7.75%, 9/1/31 (Prerefunded 9/1/21) (1) | 1,000 | 1,174 |
| | | 15,450 |

**Iowa 0.0%**

| | | |
|---|---|---|
| Iowa Fin. Auth., Iowa Fertilizer, Series B, VRDN, 5.25%, 12/1/50 (Tender 12/1/37) | 600 | 637 |
| | | 637 |

**Kansas 0.4%**

| | | |
|---|---|---|
| Wichita, Via Christi Health, 5.25%, 11/15/24 (Prerefunded 11/15/19) (1) | 3,000 | 3,137 |
| Wichita, Via Christi Health, Series IV-A, 5.00%, 11/15/29 (Prerefunded 11/15/21) (1) | 4,000 | 4,392 |
| | | 7,529 |

| | | |
|---|---|---|
| **Kentucky 1.8%** | | |
| Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health, Series A, 5.00%, 6/1/37 | 1,075 | 1,157 |
| Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health, Series A, 5.00%, 6/1/41 | 825 | 878 |
| Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health, Series A, 5.00%, 6/1/45 | 3,375 | 3,575 |
| Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health, Series A, 5.25%, 6/1/41 | 2,225 | 2,423 |
| Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health, Series A, 5.25%, 6/1/50 | 2,045 | 2,180 |
| Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health, Series A, 6.375%, 6/1/40 (Prerefunded 6/1/20) (1) | 4,635 | 5,018 |
| Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health, Series B, 6.375%, 3/1/40 (Prerefunded 6/1/20) (1) | 1,525 | 1,651 |
| Louisville Regional Airport Authority, Series B, VRDN, 1.44%, 1/1/29 (Prerefunded 1/1/29) (1)(2) | 1,300 | 1,300 |
| Louisville Regional Airport Authority, Series C, VRDN, 1.46%, 1/1/29 (2) | 12,900 | 12,900 |
| Louisville/Jefferson County Metropolitan Gov't., Series B, VRDN, 1.40%, 10/1/39 | 2,410 | 2,410 |
| | | 33,492 |
| **Louisiana 1.5%** | | |
| Louisiana Local Gov't. Environment Fac. Auth., Jefferson Parish, Series A, 5.375%, 4/1/31 (Prerefunded 4/1/19) (1) | 1,000 | 1,026 |
| Louisiana Local Gov't. Environment Fac. Auth., Westlake Chemical, Series A, 6.50%, 8/1/29 | 1,670 | 1,814 |
| New Orleans Aviation Board, Series A, 5.00%, 1/1/43 | 1,865 | 2,093 |
| New Orleans Aviation Board, Series A, 5.00%, 1/1/48 | 4,250 | 4,754 |
| New Orleans Aviation Board, Series B, 5.00%, 1/1/34 (2) | 4,000 | 4,385 |
| New Orleans Aviation Board, Series B, 5.00%, 1/1/48 (2) | 2,300 | 2,528 |
| New Orleans Aviation Board, Series D2, 5.00%, 1/1/38 (2) | 1,250 | 1,384 |
| New Orleans Sewage, 5.00%, 6/1/40 | 1,500 | 1,653 |
| New Orleans Sewage, 5.00%, 6/1/45 | 1,350 | 1,480 |
| New Orleans Water, 5.00%, 12/1/45 | 5,500 | 6,040 |

| | | |
|---|---|---|
| Saint Charles Parish PCR, Valero Energy, VRDN, 4.00%, 12/1/40 (Tender 6/1/22) | 500 | 528 |
| | | 27,685 |

**Maryland 5.6%**

| | | |
|---|---|---|
| Baltimore City, Convention Center Hilton, 5.00%, 9/1/36 | 1,720 | 1,912 |
| Baltimore City, Convention Center Hilton, 5.00%, 9/1/46 | 1,895 | 2,074 |
| Baltimore City, Wastewater, Series C, 5.00%, 7/1/33 | 3,190 | 3,603 |
| Baltimore City, Water, 5.00%, 7/1/31 | 2,155 | 2,429 |
| Baltimore City, Water, Series B, 5.00%, 7/1/28 | 1,500 | 1,703 |
| Baltimore City, Water, Series B, 5.00%, 7/1/30 | 2,280 | 2,577 |
| Gaithersburg, Asbury Maryland Obligated Group, Series A, 5.125%, 1/1/36 | 2,150 | 2,152 |
| Maryland Economic Dev., Potomac Electric Power, PCR, 6.20%, 9/1/22 | 1,650 | 1,693 |
| Maryland Economic Dev., Purple Line Light Rail, Series C, 5.00%, 9/30/28 (2) | 1,410 | 1,501 |
| Maryland Economic Dev., Purple Line Light Rail, Series D, 5.00%, 9/30/24 (2) | 250 | 282 |
| Maryland Economic Dev., Purple Line Light Rail, Series D, 5.00%, 3/31/30 (2) | 2,465 | 2,774 |
| Maryland Economic Dev., Purple Line Light Rail, Series D, 5.00%, 3/31/36 (2) | 2,510 | 2,770 |
| Maryland Economic Dev., Purple Line Light Rail, Series D, 5.00%, 3/31/46 (2) | 480 | 524 |
| Maryland Economic Dev., Transportation Fac., Series A, 5.75%, 6/1/35 (Prerefunded 6/1/20) (1) | 1,900 | 2,041 |
| Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/36 | 1,445 | 1,642 |
| Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/46 | 5,000 | 5,561 |
| Maryland HHEFA, Adventist Healthcare, Series A, 6.25%, 1/1/31 | 500 | 556 |
| Maryland HHEFA, Anne Arundel Health, 5.00%, 7/1/39 | 5,000 | 5,501 |
| Maryland HHEFA, Arundel Health, Series A, 6.75%, 7/1/39 (Prerefunded 7/1/19) (1) | 1,100 | 1,151 |

| | | |
|---|---|---|
| Maryland HHEFA, Charlestown Community, 6.25%, 1/1/45 (Prerefunded 1/1/21) (1) | 2,000 | 2,203 |
| Maryland HHEFA, MedStar Health, 5.00%, 8/15/33 | 4,500 | 4,991 |
| Maryland HHEFA, MedStar Health, 5.00%, 8/15/38 | 4,000 | 4,394 |
| Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45 | 8,275 | 9,206 |
| Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/27 | 2,055 | 2,302 |
| Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45 | 1,865 | 2,003 |
| Maryland HHEFA, Univ. of Maryland Medical, Series A, 5.00%, 7/1/43 | 8,500 | 9,166 |
| Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/34 | 2,500 | 2,735 |
| Maryland Stadium Auth., Baltimore City Public Schools Construction, Series A, 5.00%, 5/1/42 | 5,790 | 6,636 |
| Maryland Stadium Auth., Baltimore City Public Schools Construction, Series A, 5.00%, 5/1/47 | 4,300 | 4,909 |
| Maryland Transportation Auth., BWI Parking, Series B, 5.00%, 3/1/27 (2) | 7,985 | 8,551 |
| Rockville, Ingleside at King Farm, Series A2, 5.00%, 11/1/31 | 295 | 324 |
| Rockville, Ingleside at King Farm, Series B, 5.00%, 11/1/42 | 2,000 | 2,165 |
| | | 102,031 |
| **Massachusetts 0.3%** | | |
| Massachusetts Dev. Fin. Agency, Newbridge Charles, 5.00%, 10/1/57 (3) | 1,600 | 1,695 |
| Massachusetts DOT, Highway, Series B, 5.00%, 1/1/32 | 3,000 | 3,125 |
| Massachusetts Housing Fin. Agency, Multi-Family, Series C, 5.35%, 12/1/42 (2) | 995 | 1,007 |
| | | 5,827 |
| **Michigan 1.9%** | | |
| Great Lakes Water Auth., Water Supply, Series B, 5.00%, 7/1/46 | 10,875 | 11,946 |
| Michigan Fin. Auth., Great Lakes Water Auth., Sewer Disposal, Series C, 5.00%, 7/1/35 | 2,325 | 2,539 |
| Michigan Fin. Auth., Great Lakes Water Auth., Water Supply, Series C-1, 5.00%, 7/1/44 | 1,000 | 1,076 |

| | | |
|---|---|---|
| Michigan Fin. Auth., Great Lakes Water Auth., Water Supply, Series D-2, 5.00%, 7/1/34 | 2,250 | 2,456 |
| Michigan Fin. Auth., Henry Ford Health, 5.00%, 11/15/34 | 3,225 | 3,605 |
| Michigan Fin. Auth., Henry Ford Health, 5.00%, 11/15/37 | 3,500 | 3,872 |
| Michigan Fin. Auth., McLaren Health Care, Series B, 5.00%, 5/15/35 | 5,000 | 5,538 |
| Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%, 12/1/47 | 3,000 | 3,247 |
| | | 34,279 |
| **Minnesota 0.1%** | | |
| Wayzata, Folkestone Senior Living Community, Series A, 5.75%, 11/1/39 | 2,000 | 2,072 |
| | | 2,072 |
| **Mississippi 1.0%** | | |
| Mississippi Business Fin., Chevron USA, Series A, VRDN, 1.40%, 11/1/35 | 17,375 | 17,375 |
| | | 17,375 |
| **Missouri 1.0%** | | |
| Kansas City IDA, Downtown Redev., Series A, 5.50%, 9/1/25 | 3,620 | 3,976 |
| Missouri HEFA, Washington Univ., Series C, VRDN, 1.34%, 9/1/30 | 2,600 | 2,600 |
| Missouri Joint Municipal Electric Utility Commission, IATAN 2, Series A, 5.00%, 1/1/33 | 2,000 | 2,218 |
| Missouri Joint Municipal Electric Utility Commission, Plum Point, 5.00%, 1/1/33 | 5,000 | 5,533 |
| St. Louis County IDA, Friendship Village, 5.00%, 9/1/48 | 1,750 | 1,888 |
| St. Louis County IDA, St. Andrews Resources for Seniors, Series A, 5.125%, 12/1/45 | 825 | 866 |
| St. Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29 | 100 | 102 |
| St. Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35 | 585 | 599 |
| St. Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47 | 500 | 514 |
| | | 18,296 |

| | | |
|---|---|---|
| **Nebraska 0.1%** | | |
| Central Plains Energy, Goldman Sachs Group, 5.25%, 9/1/37 | 1,000 | 1,103 |
| Douglas County Hosp. Auth. #2, Nebraska Methodist Health, 5.00%, 11/1/45 | 1,230 | 1,340 |
| | | 2,443 |
| **Nevada 0.9%** | | |
| Clark County Airport, Las Vegas McCarran Int'l Airport, Series B, 5.125%, 7/1/36 | 1,805 | 1,888 |
| Clark County Airport, Las Vegas McCarran Int'l Airport, Series B, 5.75%, 7/1/42 | 7,575 | 8,012 |
| Las Vegas Redev. Agency, 5.00%, 6/15/40 | 3,210 | 3,483 |
| Las Vegas Redev. Agency, 5.00%, 6/15/45 | 2,300 | 2,489 |
| Las Vegas Valley Water Dist., Series B, GO, 5.00%, 6/1/28 | 805 | 888 |
| | | 16,760 |
| **New Jersey 6.4%** | | |
| New Jersey Economic Dev. Auth., Cigarette Tax, 5.00%, 6/15/24 | 1,000 | 1,075 |
| New Jersey Economic Dev. Auth., Cigarette Tax, 5.00%, 6/15/25 | 5,000 | 5,351 |
| New Jersey Economic Dev. Auth., Cigarette Tax, 5.00%, 6/15/28 | 500 | 530 |
| New Jersey Economic Dev. Auth., Cigarette Tax, 5.00%, 6/15/29 | 500 | 529 |
| New Jersey Economic Dev. Auth., Goethals Bridge, 5.00%, 1/1/31 (2)(4) | 1,000 | 1,104 |
| New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%, 1/1/34 (2) | 1,795 | 1,954 |
| New Jersey Economic Dev. Auth., Goethals Bridge, 5.375%, 1/1/43 (2) | 3,000 | 3,280 |
| New Jersey Economic Dev. Auth., Goethals Bridge, 5.625%, 1/1/52 (2) | 2,040 | 2,250 |
| New Jersey Economic Dev. Auth., Middlesex Water, Series A, 5.00%, 10/1/23 | 2,455 | 2,776 |

| | | |
|---|---|---|
| New Jersey Economic Dev. Auth., Port Newark Container Terminal, 5.00%, 10/1/37 (2) | 1,920 | 2,071 |
| New Jersey Economic Dev. Auth., Port Newark Container Terminal, 5.00%, 10/1/47 (2) | 5,795 | 6,213 |
| New Jersey Economic Dev. Auth., United Continental Airlines, 4.875%, 9/15/19 (2) | 330 | 336 |
| New Jersey Economic Dev. Auth., United Continental Airlines, 5.125%, 9/15/23 (2) | 1,000 | 1,083 |
| New Jersey Economic Dev. Auth., United Continental Airlines, 5.25%, 9/15/29 (2) | 1,000 | 1,087 |
| New Jersey Economic Dev. Auth., United Continental Airlines, Series B, 5.625%, 11/15/30 (2) | 2,500 | 2,828 |
| New Jersey EFA, Univ. of Medicine & Dentistry, Series B, 7.50%, 12/1/32 (Prerefunded 6/1/19) (1) | 3,000 | 3,149 |
| New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/23 | 1,255 | 1,390 |
| New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/24 | 4,500 | 4,966 |
| New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/25 | 1,000 | 1,101 |
| New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/43 | 3,500 | 3,909 |
| New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/44 | 3,350 | 3,652 |
| New Jersey HCFFA, Barnabas Health, Series A, 5.625%, 7/1/37 (Prerefunded 7/1/21) (1) | 2,000 | 2,214 |
| New Jersey HCFFA, Hackensack Meridian, Series A, 5.25%, 7/1/57 | 2,000 | 2,273 |
| New Jersey HCFFA, Hackensack Meridian Health, Series A, 5.00%, 7/1/25 | 4,000 | 4,421 |
| New Jersey HCFFA, Hackensack Meridian Health, Series A, 5.00%, 7/1/26 | 1,000 | 1,103 |
| New Jersey HCFFA, Univ. Hosp., Series A, 5.00%, 7/1/46 (4) | 3,550 | 3,893 |
| New Jersey Higher Ed. Student Assistance Auth., 5.00%, 12/1/26 | 960 | 991 |
| New Jersey Higher Ed. Student Assistance Auth., Series 1A-1, 5.00%, 12/1/18 (2) | 2,000 | 2,022 |
| New Jersey Higher Ed. Student Assistance Auth., Series 1A-1, 5.00%, 12/1/22 (2) | 2,000 | 2,201 |
| New Jersey Institute of Technology, Series A, 5.00%, 7/1/40 | 3,500 | 3,913 |
| New Jersey Institute of Technology, Series A, Unrefunded Balance, 5.00%, 7/1/42 | 2,780 | 3,009 |

| | | |
|---|---|---|
| New Jersey Institute of Technology, Series A, 5.00%, 7/1/42 (Prerefunded 7/1/22) (1) | 1,220 | 1,362 |
| New Jersey Transportation Trust Fund Auth., Series A, 5.00%, 6/15/31 | 2,900 | 3,207 |
| New Jersey Transportation Trust Fund Auth., Series A, 6.00%, 12/15/38 (Prerefunded 12/15/18) (1) | 1,045 | 1,063 |
| New Jersey Transportation Trust Fund Auth., Series A, Unrefunded Balance, 6.00%, 12/15/38 | 1,955 | 1,981 |
| New Jersey Transportation Trust Fund Auth., Series B, 5.50%, 6/15/31 | 3,000 | 3,174 |
| New Jersey Transportation Trust Fund Auth., Highway Reimbursement, Series A1, 5.00%, 6/15/21 | 5,275 | 5,644 |
| New Jersey Turnpike Auth., Series B, 5.00%, 1/1/30 | 4,000 | 4,438 |
| North Hudson Sewer Auth., Series A, 5.00%, 6/1/20 | 2,710 | 2,863 |
| North Hudson Sewer Auth., Series A, 5.00%, 6/1/21 | 955 | 1,032 |
| Tobacco Settlement Fin., Series A, 5.00%, 6/1/28 | 1,000 | 1,164 |
| Tobacco Settlement Fin., Series A, 5.00%, 6/1/35 | 4,500 | 5,037 |
| Tobacco Settlement Fin., Series A, 5.00%, 6/1/36 | 700 | 782 |
| Tobacco Settlement Fin., Series A, 5.00%, 6/1/37 | 1,000 | 1,114 |
| Tobacco Settlement Fin., Series A, 5.00%, 6/1/46 | 1,700 | 1,867 |
| Tobacco Settlement Fin., Series A, 5.25%, 6/1/46 | 4,000 | 4,479 |
| | | 115,881 |

**New York 9.8%**

| | | |
|---|---|---|
| Brooklyn Arena Local Dev., Barclays Center, Series A, 5.00%, 7/15/42 | 4,800 | 5,199 |
| Buffalo & Erie County Ind. Land Dev., Buffalo State College Foundation Housing, Series A, 5.375%, 10/1/41 | 3,140 | 3,397 |
| Build New York City Resource, Pratt Paper, 3.75%, 1/1/20 (2)(3) | 230 | 234 |
| Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (2)(3) | 1,500 | 1,609 |
| Dormitory Auth. of the State of New York, Mount Sinai Hosp., Series A, 5.00%, 7/1/23 | 3,200 | 3,392 |
| Dormitory Auth. of the State of New York, Personal Income Tax, Series B, 5.00%, 3/15/32 | 6,250 | 6,849 |

| | | |
|---|---|---|
| Dormitory Auth. of the State of New York, Saint John's Univ., Series A, 5.00%, 7/1/44 | 1,400 | 1,526 |
| Dormitory Auth. of the State of New York, Sales Tax, Series A, 5.00%, 3/15/35 | 6,050 | 6,935 |
| Dormitory Auth. of the State of New York, School District, Series A, 5.00%, 10/1/25 (Prerefunded 10/1/21) (1) | 2,835 | 3,115 |
| Dormitory Auth. of the State of New York, School District, Series A, GO, 5.00%, 10/1/25 | 165 | 179 |
| Dormitory Auth. of the State of New York, The New School, Series A, 5.00%, 7/1/37 | 2,605 | 2,918 |
| Glen Cove Local Economic Assistance, Garvies Point, Series A, 5.00%, 1/1/56 | 745 | 773 |
| Glen Cove Local Economic Assistance, Garvies Point, Series B, Zero Coupon, 1/1/45 | 1,360 | 372 |
| Glen Cove Local Economic Assistance, Garvies Point, Series C, VR, 1/1/55 | 970 | 814 |
| Hudson Yards Infrastructure, Series A, 5.75%, 2/15/47 (Prerefunded 2/15/21) (1) | 925 | 1,018 |
| Hudson Yards Infrastructure, Series A, 5.75%, 2/15/47 | 575 | 626 |
| Long Island Power Auth., Series A, 5.00%, 9/1/34 | 1,325 | 1,479 |
| Long Island Power Auth., Series A, 5.00%, 9/1/37 | 5,175 | 5,668 |
| Long Island Power Auth., Series A, 6.00%, 5/1/33 (Prerefunded 5/1/19) (1) | 1,000 | 1,034 |
| Long Island Power Auth., Series A, 6.25%, 4/1/33 (Prerefunded 4/1/19) (1) | 1,670 | 1,724 |
| Metropolitan Transportation Auth. of New York, Series B, 5.25%, 11/15/26 (4) | 4,000 | 4,835 |
| Metropolitan Transportation Auth. of New York, Series C, 6.50%, 11/15/28 (Prerefunded 11/15/18) (1) | 1,490 | 1,512 |
| Metropolitan Transportation Auth. of New York, Series C, 6.50%, 11/15/28 (Prerefunded 11/15/18) (1) | 125 | 127 |
| Metropolitan Transportation Auth. of New York, Series C, 6.50%, 11/15/28 | 385 | 390 |
| Metropolitan Transportation Auth. of New York, Dedicated Tax Fund, Series A, 5.25%, 11/15/31 | 5,000 | 5,929 |
| MTA Hudson Rail Yards Trust, Series A, 5.00%, 11/15/46 | 17,500 | 18,086 |

| | | |
|---|---|---|
| Nassau County IDA, Amsterdam at Harborside, Series A, 5.875%, 1/1/23 | 184 | 190 |
| Nassau County IDA, Amsterdam at Harborside, Series A, 6.50%, 1/1/32 | 296 | 314 |
| Nassau County IDA, Amsterdam at Harborside, Series A4, 6.70%, 1/1/49 | 2,679 | 2,840 |
| Nassau County IDA, Amsterdam at Harborside, Series A5, 6.70%, 1/1/49 | 175 | 185 |
| Nassau County IDA, Amsterdam at Harborside, Series B, 5.50%, 7/1/20 | 90 | 91 |
| Nassau County IDA, Amsterdam at Harborside, Series C, 2.00%, 1/1/49 (9)(12) | 636 | 108 |
| New York City, Series B1, GO, 5.00%, 10/1/38 | 5,050 | 5,788 |
| New York City, Series E-5, VRDN, 1.43%, 3/1/48 | 5,985 | 5,985 |
| New York City, Series J, GO, 5.00%, 8/1/30 | 4,310 | 4,899 |
| New York City, Series J, GO, 5.00%, 8/1/33 | 1,500 | 1,693 |
| New York City Municipal Water & Sewer System, Water Utility, Series DD-3A, VRDN, 1.45%, 6/15/43 | 600 | 600 |
| New York City Transitional Fin. Auth., Building Aid, Series S-1, GO, 5.00%, 7/15/45 | 5,000 | 5,716 |
| New York City Transitional Fin. Auth., Building Aid, Series S-1A, 5.00%, 7/15/33 | 2,000 | 2,163 |
| New York City Transitional Fin. Auth., Building Aid, Series S-3, GO, 5.00%, 7/15/43 | 5,000 | 5,730 |
| New York Liberty Dev., 3 World Trade Center, Series CL-2, 5.15%, 11/15/34 (3) | 1,750 | 1,919 |
| New York Liberty Dev., 3 World Trade Center, Series CL-2, 5.375%, 11/15/40 (3) | 3,500 | 3,849 |
| New York Liberty Dev., One Bryant Park, Series CL-3, 6.375%, 7/15/49 | 3,500 | 3,688 |
| New York Liberty Dev., Port Auth. of New York/New Jersey, 4 World Trade Center, 5.75%, 11/15/51 | 9,170 | 10,208 |
| New York State Thruway Auth., Series A, 5.00%, 5/1/19 | 5,710 | 5,860 |
| New York State Thruway Auth., Series A, 5.25%, 1/1/56 | 2,025 | 2,277 |
| New York State Transportation Dev., American Airlines, 5.00%, 8/1/31 (2) | 1,450 | 1,518 |

| | | |
|---|---|---|
| New York Transportation Dev., Delta Air Lines Laguardia Airport, IDRB, 5.00%, 1/1/36 (2) | 2,750 | 3,055 |
| New York Transportation Dev., Delta Airlines, LaGuardia Airport, IDRB, 5.00%, 1/1/34 (2) | 3,000 | 3,343 |
| Onondaga Civic Dev., Saint Joseph's Hosp., 5.00%, 7/1/42 (Prerefunded 7/1/22) (1) | 3,415 | 3,811 |
| Onondaga Civic Dev., Upstate Properties Dev., 5.25%, 12/1/41 | 2,000 | 2,187 |
| Onondaga Civic Dev., Upstate Properties Dev., 5.50%, 12/1/31 | 2,000 | 2,211 |
| Port Auth. of New York & New Jersey, Series 172, 5.00%, 10/1/34 (2) | 2,000 | 2,165 |
| Port Auth. of New York & New Jersey, Series 190, 5.00%, 5/1/35 | 4,000 | 4,221 |
| Port Auth. of New York & New Jersey, JFK Int'l Air Terminal, 6.00%, 12/1/36 | 1,000 | 1,091 |
| Triborough Bridge & Tunnel Auth., Series A, 5.00%, 1/1/28 (Prerefunded 1/1/22) (1) | 3,000 | 3,323 |
| Triborough Bridge & Tunnel Auth., Series B, 5.00%, 11/15/25 | 2,000 | 2,243 |
| Westchester County Local Dev., Pace Univ., Series A, 5.50%, 5/1/42 | 4,515 | 4,989 |
| | | 178,000 |

**North Carolina 1.5%**

| | | |
|---|---|---|
| Charlotte Douglas Int'l Airport, Series A, 5.00%, 7/1/33 | 1,555 | 1,683 |
| Charlotte Douglas Int'l Airport, Series A, 5.00%, 7/1/39 | 2,255 | 2,379 |
| Charlotte-Mecklenburg Hosp. Auth., Series B, VRDN, 1.40%, 1/15/38 | 1,200 | 1,200 |
| North Carolina Medical Care Commission, Galloway Ridge, Series A, 5.25%, 1/1/41 | 500 | 520 |
| North Carolina Medical Care Commission, Galloway Ridge, Series A, 6.00%, 1/1/39 | 520 | 540 |
| North Carolina Medical Care Commission, Vidant Health, 5.00%, 6/1/40 | 5,000 | 5,477 |
| North Carolina Medical Care Commission, Vidant Health, 5.00%, 6/1/45 | 3,450 | 3,768 |
| North Carolina Municipal Power Agency # 1, Catawba, Series A, 5.00%, 1/1/28 | 7,650 | 8,808 |

| | | |
|---|---|---|
| Raleigh Durham Airport Auth., Series B1, 5.00%, 11/1/30 | 2,205 | 2,320 |
| | | 26,695 |

**North Dakota 0.2%**

| | | |
|---|---|---|
| Grand Forks Health Care, Altru Health, 5.00%, 12/1/32 | 3,000 | 3,165 |
| | | 3,165 |

**Ohio 1.5%**

| | | |
|---|---|---|
| American Municipal Power, Comb Hydroelectric, Series A, VRDN, 2.25%, 2/15/48 (Tender 8/15/21) (1) | 5,000 | 4,980 |
| Bowling Green, Student Housing, CFP I - Bowling Green State Univ., 5.75%, 6/1/31 (Prerefunded 6/1/20) (1) | 1,500 | 1,610 |
| Cuyahoga County, MetroHealth, 5.50%, 2/15/52 | 4,815 | 5,246 |
| Cuyahoga County, MetroHealth, 5.50%, 2/15/57 | 3,135 | 3,404 |
| Hamilton County, Life Enriching Communities, 5.00%, 1/1/36 | 1,500 | 1,620 |
| Hamilton County, Life Enriching Communities, 5.00%, 1/1/46 | 4,200 | 4,503 |
| Hamilton County, Life Enriching Communities, Series A, 5.00%, 1/1/52 | 1,000 | 1,072 |
| Ohio, USG, IDRB, 5.65%, 3/1/33 (2) | 1,000 | 1,002 |
| Ohio Air Quality Dev. Auth., Pratt Paper, 4.25%, 1/15/38 (2)(3) | 500 | 510 |
| Ohio Air Quality Dev. Auth., Pratt Paper, 4.50%, 1/15/48 (2)(3) | 550 | 568 |
| Southeastern Ohio Port Auth., Memorial Health, 6.00%, 12/1/42 | 2,045 | 2,201 |
| | | 26,716 |

**Oklahoma 0.4%**

| | | |
|---|---|---|
| Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.00%, 4/1/33 | 1,000 | 930 |
| Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.875%, 4/1/30 | 250 | 245 |
| Oklahoma Dev. Fin. Auth., OU Medicine, Series B, 5.50%, 8/15/52 | 1,580 | 1,802 |
| Oklahoma Turnpike Auth., Series C, 5.00%, 1/1/47 | 1,300 | 1,472 |
| Tulsa County IDA, Montereau, Senior Living Community, 5.25%, 11/15/45 | 625 | 688 |

| | | |
|---|---|---|
| **Rhode Island 0.0%** | | |
| Central Falls Detention Fac., 7.25%, 7/15/35 (9)(12) | 490 | 88 |
| | | 88 |
| **South Carolina 0.6%** | | |
| Patriots Energy Group Financing Agency, Series A, VRDN, 4.00%, 10/1/48 (Tender 2/1/24) (13) | 5,000 | 5,309 |
| South Carolina Jobs-Economic Dev. Auth., Active Retirement Community, Series A, 5.00%, 11/15/47 | 1,925 | 2,129 |
| South Carolina Jobs-Economic Dev. Auth., Bon Secours Health, 5.00%, 11/1/29 | 2,000 | 2,210 |
| South Carolina Public Service Auth., Series A, 5.50%, 1/1/38 (Prerefunded 1/1/19) (1) | 1,840 | 1,872 |
| | | 11,520 |
| **South Dakota 0.4%** | | |
| South Dakota HEFA, Regional Health, 5.00%, 9/1/22 (Prerefunded 9/1/20) (1) | 1,250 | 1,334 |
| South Dakota HEFA, Regional Health, 5.00%, 9/1/23 (Prerefunded 9/1/20) (1) | 260 | 278 |
| South Dakota HEFA, Regional Health, 5.00%, 9/1/28 (Prerefunded 9/1/20) (1) | 4,750 | 5,069 |
| South Dakota HEFA, Sanfort Health, Series E, 5.00%, 11/1/37 | 1,030 | 1,127 |
| | | 7,808 |
| **Tennessee 1.5%** | | |
| Blount County HEFA, Asbury, Series A, 5.00%, 1/1/47 | 3,900 | 4,049 |
| Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, 5.00%, 7/1/44 | 925 | 1,031 |
| Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, Series A, 5.00%, 7/1/36 | 3,250 | 3,655 |
| Metropolitan Gov't. of Nashville and Davidson Health and Ed. Fac. Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/35 | 2,815 | 3,144 |

| | | |
|---|---|---|
| Metropolitan Gov't. of Nashville and Davidson Health and Ed. Fac. Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/40 | 1,550 | 1,712 |
| Metropolitan Gov't. of Nashville and Davidson Health and Ed. Fac. Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/46 | 9,115 | 10,000 |
| Tennessee Energy Acquisition, Series A, 5.25%, 9/1/24 | 2,650 | 3,015 |
| | | 26,606 |
| **Texas 11.0%** | | |
| Austin Airport, Series B, 5.00%, 11/15/41 (2) | 1,350 | 1,500 |
| Austin Convention Enterprises, Convention Center, 1st Tier, Series A, 5.00%, 1/1/34 | 1,300 | 1,453 |
| Austin Convention Enterprises, Convention Center, 2nd Tier, Series B, 5.00%, 1/1/26 | 1,050 | 1,165 |
| Brazos River Auth., PCR, EC, 8.25%, 5/1/33 (2)(9)(14) | 1,000 | — |
| Central Texas Regional Mobility Auth., 5.00%, 1/1/42 | 4,490 | 4,793 |
| Central Texas Regional Mobility Auth., Senior Lein, Series A, 5.00%, 1/1/28 | 560 | 628 |
| Dallas/Fort Worth Int'l. Airport, Series A, 5.25%, 11/1/30 (2) | 5,680 | 6,313 |
| Dallas/Fort Worth Int'l. Airport, Series C, 5.125%, 11/1/43 (2) | 4,650 | 5,033 |
| Dallas/Fort Worth Int'l. Airport, Series D, 5.00%, 11/1/38 (2) | 11,695 | 12,541 |
| Dallas/Fort Worth Int'l. Airport, Series E, 5.00%, 11/1/35 (2) | 5,000 | 5,297 |
| DFW Int'l. Airport, UPS of America, United Parcel Service, VRDN, 1.46%, 5/1/32 (2) | 16,800 | 16,800 |
| Gulf Coast Authority, Exxon Mobil, Series A, VRDN, 1.43%, 6/1/30 (2) | 975 | 975 |
| Harris County Cultural Ed. Fac., Thermal Energy, 5.00%, 11/15/31 | 660 | 775 |
| Harris County Cultural Ed. Fac., Thermal Energy, 5.00%, 11/15/33 | 6,400 | 7,436 |
| Harris County Cultural Ed. Fac. Fin., Brazos Presbyterian Homes, Series B, 6.375%, 1/1/33 | 1,635 | 1,832 |
| Harris County Cultural Ed. Fac. Fin., Methodist Hospital, Series C-1, VRDN, 1.45%, 12/1/24 | 13,110 | 13,110 |
| Houston Airport, Series A, 5.00%, 7/1/36 (2) | 1,100 | 1,253 |

| | | |
|---|---|---|
| Houston Airport, Series A, 5.00%, 7/1/37 (2) | 2,125 | 2,413 |
| Houston Airport, Series A, 5.00%, 7/1/41 (2) | 3,250 | 3,676 |
| Houston Airport, Series C, 5.00%, 7/1/31 (2) | 3,000 | 3,475 |
| Houston Airport, Series C, 5.00%, 7/1/32 (2) | 3,750 | 4,326 |
| Houston Airport, United Airlines, Series B-1, IDRB, 5.00%, 7/15/35 (2) | 1,500 | 1,609 |
| Joint Guadalupe County - City of Seguin, Board of Managers Guadalupe Regional Medical Center, 5.00%, 12/1/29 | 1,700 | 1,787 |
| Joint Guadalupe County - City of Seguin, Board of Managers Guadalupe Regional Medical Center, 5.00%, 12/1/40 | 1,000 | 1,017 |
| Lower Colorado River Auth., Transmission Services, Series A, 5.00%, 5/15/28 | 3,320 | 3,573 |
| Lower Colorado River Auth., Transmission Services, Series A, 5.00%, 5/15/33 | 3,500 | 3,750 |
| Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/32 | 85 | 93 |
| Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/33 | 90 | 99 |
| Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/34 | 95 | 104 |
| Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/35 | 175 | 190 |
| Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/36 | 245 | 267 |
| Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/38 | 410 | 446 |
| Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/43 | 1,215 | 1,316 |
| Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/48 | 3,525 | 3,807 |
| New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton State Univ., Series A, 5.00%, 4/1/24 | 420 | 465 |
| New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton State Univ., Series A, 5.00%, 4/1/35 | 420 | 455 |
| New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton State Univ., Series A, 5.00%, 4/1/47 | 2,070 | 2,217 |
| North Texas Tollway Auth., Series A, 5.00%, 1/1/43 | 12,500 | 14,142 |
| North Texas Tollway Auth., Series A, 5.00%, 1/1/48 | 7,450 | 8,390 |
| North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/37 | 5,000 | 5,647 |
| North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/39 | 2,705 | 3,030 |
| Tarrant County Cultural Ed. Fac. Fin., Baylor Health, 6.25%, 11/15/29 (Prerefunded 11/15/18) (1) | 90 | 91 |

| | | |
|---|---|---|
| Tarrant County Cultural Ed. Fac. Fin., Baylor Health, 6.25%, 11/15/29 (Prerefunded 11/15/18) (1) | 1,520 | 1,541 |
| Tarrant County Cultural Ed. Fac. Fin., Baylor Health, 6.25%, 11/15/29 (Prerefunded 11/15/18) (1) | 640 | 649 |
| Tarrant County Cultural Ed. Fac. Fin., Buckingham Senior Living Community, Series A, 5.50%, 11/15/45 | 1,125 | 974 |
| Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement, Series B, 5.00%, 11/15/46 | 2,750 | 2,976 |
| Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement Services, Series A, 5.00%, 11/15/28 | 585 | 657 |
| Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement Services, Series A, 5.00%, 11/15/30 | 750 | 834 |
| Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement Services, Series A, 5.00%, 11/15/37 | 1,105 | 1,203 |
| Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement Services, Series B, 5.00%, 11/15/40 | 1,225 | 1,331 |
| Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest Senior High School, Series A, 5.00%, 11/15/45 | 2,830 | 2,942 |
| Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources, Series A, 5.00%, 2/15/41 | 2,900 | 3,239 |
| Texas Municipal Gas Acquisition & Supply I, Merrill Lynch Senior Lien, Series D, 6.25%, 12/15/26 | 2,000 | 2,326 |
| Texas Municipal Gas Acquisition & Supply III, Macquarie Group, 5.00%, 12/15/25 | 4,000 | 4,391 |
| Texas Municipal Gas Acquisition & Supply III, Macquarie Group, 5.00%, 12/15/28 | 3,000 | 3,258 |
| Texas Municipal Gas Acquisition & Supply III, Macquarie Group, 5.00%, 12/15/29 | 2,200 | 2,384 |
| Texas Private Activity Bond Surface Transportation, Blueridge Transportation Group, 5.00%, 12/31/45 (2) | 2,500 | 2,697 |
| Texas Private Activity Bond Surface Transportation, Blueridge Transportation Group, 5.00%, 12/31/50 (2) | 850 | 914 |
| Texas Transportation Commission, Series A, GO, 5.00%, 10/1/44 | 5,460 | 6,142 |
| Texas Transportation Commission, Central Texas Turnpike, Series C, 5.00%, 8/15/37 | 11,130 | 12,044 |
| Travis County Health Fac. Dev., Westminster Manor, 7.00%, 11/1/30 (Prerefunded 11/1/20) (1) | 805 | 896 |

| | | |
|---|---|---|
| Travis County Health Fac. Dev., Westminster Manor, Unrefunded Balance, 7.00%, 11/1/30 | 150 | 159 |
| | | 198,846 |
| **Utah 0.4%** | | |
| Salt Lake City Airport, Series A, 5.00%, 7/1/42 (2) | 1,000 | 1,119 |
| Salt Lake City Airport, Series A, 5.00%, 7/1/47 (2) | 5,300 | 5,908 |
| | | 7,027 |
| **Virgin Islands 0.0%** | | |
| Virgin Islands PFA, Diageo, Series A, 6.75%, 10/1/37 | 850 | 786 |
| | | 786 |
| **Virginia 5.3%** | | |
| Chesapeake Bay Bridge & Tunnel Dist., 5.00%, 7/1/46 | 1,000 | 1,110 |
| Chesapeake Bay Bridge & Tunnel Dist., 5.00%, 7/1/51 | 1,010 | 1,118 |
| Fairfax County IDA, Inova Health, Series A, 4.00%, 5/15/48 | 825 | 842 |
| Fairfax County IDA, Inova Health, Series A, 5.00%, 5/15/31 | 2,000 | 2,304 |
| Fairfax County IDA, Inova Health, Series A, 5.00%, 5/15/44 | 5,000 | 5,502 |
| Fairfax County IDA, Inova Health, Series A, 5.50%, 5/15/35 (Prerefunded 5/15/19) (1) | 610 | 629 |
| Fairfax County IDA, Inova Health, Series A, 5.50%, 5/15/35 (Prerefunded 5/15/19) (1) | 1,115 | 1,150 |
| Front Royal & Warren County IDA, Valley Health System, 4.00%, 1/1/50 | 5,000 | 5,035 |
| Greater Richmond Convention Center Auth., Hotel Tax, 5.00%, 6/15/31 | 4,635 | 5,265 |
| Hampton Roads Transportation Accountability Commission, Series A, 5.50%, 7/1/57 | 14,215 | 16,918 |
| James City County Economic Dev. Auth., Winsormeade United Medthodist Homes, Series A, 2.00%, 10/1/48 (15) | 201 | 18 |
| James City County Economic Dev. Auth., Winsormeade United Medthodist Homes, Series A, 6.00%, 6/1/43 | 1,149 | 1,118 |
| New Port CDA, Special Assessment, 5.60%, 9/1/36 (9)(12) | 405 | 184 |

| | | |
|---|---|---|
| Norfolk Economic Dev. Auth., Sentara Healthcare, Series B, VRDN, 5.00%, 11/1/48 (Tender 11/1/28) | 500 | 597 |
| Stafford County Economic Dev. Auth., Mary Washington Healthcare, 5.00%, 6/15/34 | 1,445 | 1,590 |
| Stafford County Economic Dev. Auth., Mary Washington Healthcare, 5.00%, 6/15/36 | 2,070 | 2,266 |
| Virginia Small Business Fin. Auth., Elizabeth River Crossing, 5.50%, 1/1/42 (2) | 5,570 | 6,033 |
| Virginia Small Business Fin. Auth., Elizabeth River Crossing, 6.00%, 1/1/37 (2) | 4,075 | 4,507 |
| Virginia Small Business Fin. Auth., Elizabeth River Crossings, 5.00%, 7/1/25 (2) | 1,000 | 1,085 |
| Virginia Small Business Fin. Auth., Elizabeth River Crossings, 5.00%, 7/1/27 (2) | 1,000 | 1,074 |
| Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%, 1/1/40 (2) | 7,190 | 7,591 |
| Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%, 1/1/40 (2) | 11,180 | 11,803 |
| Virginia Small Business Fin. Auth., Transform 66 P3 Project, 5.00%, 12/31/49 (2) | 1,000 | 1,095 |
| Virginia Small Business Fin. Auth., Transform 66 P3 Project, 5.00%, 12/31/52 (2) | 4,000 | 4,369 |
| Virginia Small Business Fin. Auth., Transform 66 P3 Project, 5.00%, 12/31/56 (2) | 7,400 | 8,077 |
| Winchester IDA, Valley Health, Series E, 5.625%, 1/1/44 (Prerefunded 1/1/19) (1) | 3,800 | 3,866 |
| | | 95,146 |

**Washington 0.5%**

| | | |
|---|---|---|
| Greater Wenatchee Regional Events Center, Series A, 5.50%, 9/1/42 | 650 | 664 |
| King County Public Hosp. Dist. No.1, Valley Medical Center, 5.75%, 9/1/20 (10)(11) | 6,930 | 7,209 |
| Washington Health Care Fac. Auth., Highline Medical Center, 6.25%, 8/1/36 (Tender 8/1/18) (1) | 995 | 995 |
| | | 8,868 |

| | | |
|---|---|---|
| **West Virginia 0.2%** | | |
| Monongalia County Commission, Univ. Town Center Economic Dev. Dist., Series A, 5.50%, 6/1/37 (3) | 425 | 438 |
| Monongalia County Commission, Univ. Town Center Economic Dev. Dist., Series A, 5.75%, 6/1/43 (3) | 425 | 443 |
| West Virginia Economic Dev. Auth., Appalachian Power, Series A, 5.375%, 12/1/38 | 1,800 | 1,920 |
| | | 2,801 |
| **Wisconsin 1.4%** | | |
| Wisconsin HEFA, St. John's Communities, Series A, 5.00%, 9/15/50 | 1,390 | 1,450 |
| Wisconsin PFA, Celanese, Series A, 5.00%, 1/1/24 (2) | 1,750 | 1,928 |
| Wisconsin PFA, Celanese, Series B, 5.00%, 12/1/25 (2)(3) | 1,000 | 1,126 |
| Wisconsin PFA, Denver International Airport, 5.00%, 9/30/49 (2) | 10,500 | 11,467 |
| Wisconsin PFA, Searstone Retirement Community, Series A, 5.30%, 6/1/47 | 2,500 | 2,463 |
| Wisconsin PFA, Searstone Retirement Community, Series A, 5.20%, 6/1/37 | 1,500 | 1,482 |
| Wisconsin PFA, Southminster, 5.00%, 10/1/43 (3) | 3,300 | 3,500 |
| Wisconsin PFA, Southminster, 5.00%, 10/1/48 (3) | 1,000 | 1,060 |
| Wisconsin PFA, Southminster, 5.00%, 10/1/53 (3) | 1,050 | 1,112 |
| | | 25,588 |
| **Total Investments in Securities** | | |
| **99.8% of Net Assets (Cost $1,775,583)** | | **$ 1,807,908** |

‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Prerefunded date is used in determining portfolio maturity.
(2) Interest subject to alternative minimum tax
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers – total value of such securities at July 31, 2018 amounts to $31,925 and represents 1.8% of net assets.
(4) Insured by Assured Guaranty Municipal Corp.
(5) Insured by National Public Finance Guarantee Corporation
(6) Distressed security. Currently making payment-in-kind.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.

| | |
|---|---|
| (8) | In default with respect to payment of principal and interest. |
| (9) | Non-income producing |
| (10) | Insured by AMBAC Assurance Corporation |
| (11) | Escrowed to maturity |
| (12) | In default with respect to payment of interest. |
| (13) | When-issued security |
| (14) | Level 3 in fair value hierarchy. See Note 2. |
| (15) | Distressed security. |
| 3M USD LIBOR | Three month USD LIBOR (London interbank offered rate) |
| AR | Auction Rate security with an interest rate reset feature through a modified Dutch auction at predetermined short-term intervals; rate shown is effective rate at period-end. |
| CDA | Community Development Administration/Authority |
| DOT | Department of Transportation |
| EC | Escrow CUSIP; represents a beneficial interest in a residual pool of bankruptcy assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security. |
| EFA | Educational Facility Authority |
| FRN | Floating Rate Note |
| GO | General Obligation |
| HCFFA | Health Care Facilities Financing Authority |
| HEFA | Health & Educational Facility Authority |
| HFA | Health Facility Authority |
| HHEFA | Health & Higher Educational Facility Authority |
| IDA | Industrial Development Authority/Agency |
| IDRB | Industrial Development Revenue Bond |
| OTC | Over-the-counter |
| PCR | Pollution Control Revenue |
| PFA | Public Finance Authority/Agency |
| PIK | Payment-in-kind |
| RAC | Revenue Anticipation Certificate |
| STEP | Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end. |
| VR | Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions. |
| VRDN | Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically. |

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Summit Municipal Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Income Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of income exempt from federal income taxes.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying Portfolio of Investments may differ from the value ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class's net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2018 (for further detail by category, please refer to the accompanying Portfolio of Investments):

There were no material transfers between Levels 1 and 2 during the period ended July 31, 2018.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended July 31, 2018. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at July 31, 2018, totaled $0 for the period ended July 31, 2018.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Noninvestment-Grade Debt
At July 31, 2018, approximately 12% of the fund’s net assets were invested, either directly or through its investment in T. Rowe Price institutional funds, in noninvestment-grade debt including “high yield” or “junk” bonds or leveraged loans. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high-profile default, or a change in market sentiment. These events may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Investments in noninvestment-grade holdings may be considered speculative.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

When-Issued Securities
The fund may enter into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) During the last fiscal quarter, the Price Funds’ accounting agent, The Bank of New York Mellon (BNYM), converted the books and records for T. Rowe Price Summit Municipal Income Fund and T. Rowe Price Summit Municipal Intermediate Fund from a legacy fund accounting system / operating model to a BNYM fund accounting system / operating model.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Municipal Funds, Inc.

	By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date September 24, 2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date September 24, 2018

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date September 24, 2018